UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-05309

First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., 800 Nicollet Mall Minneapolis, MN 55402
(Name and address of agent for service)

800-677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 10/31/09

Date of reporting period:  01/31/09

Item 1 - Schedule of Investments.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Balanced Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 50.1%
Consumer Discretionary - 7.3%
1-800-Flowers.com, Class A ●	24,665	$62
Amerigon ●	8,413	29
ATC Technology ●	744	10
Best Buy q	19,677	551
Burger King Holdings q	33,308	741
Children's Place Retail Stores ●	1,786	34
Christopher & Banks	8,418	33
Coinstar ●	6,196	142
Comcast, Class A	61,899	907
Cooper Tire & Rubber	14,466	68
D.R. Horton	86,407	515
Family Dollar Stores q	26,756	743
FGX International Holdings Limited ●	4,198	52
Fossil ●	2,963	34
Hasbro	26,975	651
Hibbett Sports ●	3,120	42
Home Depot	92,537	1,992
Hot Topic ●	4,831	41
Interface, Class A	12,707	52
McGraw-Hill	33,450	736
Omnicom Group q	26,845	695
P.F. Chang's China Bistro ●q	4,382	78
Panera Bread, Class A ●	711	33
Priceline.com ●q	9,272	622
Scientific Games, Class A ●	3,842	48
Skechers U.S.A., Class A ●	7,021	70
Texas Roadhouse, Class A ●q	7,684	59
VF q	15,161	849
VistaPrint ●q	2,243	51
WMS Industries ●q	4,036	90
		10,030

Consumer Staples - 4.3%
Alberto-Culver	27,419	671
Archer-Daniels-Midland	26,389	723
Chattem ●q	1,346	91
Hain Celestial Group ●q	3,714	56
Hansen Natural ●	16,995	569
Kimberly-Clark	10,418	536
Molson Coors Brewing, Class B q	13,142	529
Pepsi Bottling Group	37,786	729
Procter & Gamble	13,684	746
Ralcorp Holdings ●	1,024	61
SUPERVALU	35,314	619
Wal-Mart Stores	11,758	554
		5,884

Energy - 6.8%
Arena Resources ●	1,662	40
Chevron	26,101	1,841
Comstock Resources ●q	1,358	52
Concho Resources ●	1,105	28
Exxon Mobil	35,967	2,751
Holly	2,302	54
Occidental Petroleum	10,390	567
Penn Virginia	1,154	24
Petroleum Development ●q	1,208	21
Plains Exploration & Production ●	27,609	583
Southwestern Energy ●	22,070	698
Tesoro q	3,631	62
TETRA Technologies ●	8,074	42
Transocean ●q	13,107	716
Williams	65,308	924
XTO Energy	26,021	965
		9,368

Financials - 5.8%
ACE	16,996	742
Affiliated Managers Group ●q	1,626	65
Aflac	12,595	292
Astoria Financial	5,654	51
Bank of New York Mellon	40,788	1,050
Bank of the Ozarks	3,012	68
BioMed Realty Trust - REIT	2,293	25
BlackRock	2,795	304
Charles Schwab	18,066	246
Cullen/Frost Bankers	677	30
Delphi Financial Group, Class A	7,504	114
Digital Realty Trust - REIT q	718	23
Dime Community Bancshares	6,627	67
Glacier Bancorp	3,508	54
HCC Insurance Holdings	4,375	102
Hudson City Bancorp	48,025	557
Independent Bank	2,690	50
Invesco	68,875	812
JPMorgan Chase	37,280	951
Knight Capital Group, Class A ●	6,515	117
LaSalle Hotel Properties - REIT	3,275	27
MFA Mortgage Investments - REIT	19,527	112
National Retail Properties - REIT	21,244	307
Northern Trust	5,513	317
Platinum Underwriters Holdings	4,227	118
TCF Financial	9,816	122
TD Ameritrade ●q	71,712	806
Tower Group	1,905	48
Umpqua Holdings q	1,476	14
Wells Fargo	16,135	305
Zions Bancorporation	1,322	20
		7,916

Healthcare - 7.2%
Abbott Laboratories	19,404	1,076
Acorda Therapeutics ●	1,373	34
Alexion Pharmaceuticals ●q	963	35
Amedisys ●q	1,278	53
AmerisourceBergen	19,261	700
Amgen ●q	22,508	1,235
Arena Pharmaceuticals ●q	5,627	23
Array BioPharma ●	6,629	26
Bio-Reference Laboratories ●	1,436	35
Bristol-Myers Squibb	62,884	1,346
DENTSPLY International q	17,796	479
Dexcom ●	7,916	26
eResearchTechnology ●	7,402	43
Exelixis ●q	3,698	18
Express Scripts ●q	11,380	612
Forest Laboratories ●	26,351	660
Gilead Sciences ●q	21,964	1,115
ICU Medical ●	3,961	121
Immucor ●q	4,410	122
IPC The Hospitalist ●	3,768	72
Isis Pharmaceuticals ●q	2,367	33
Masimo ●q	1,330	37
MEDNAX ●	2,135	72
Myriad Genetics ●	374	28
Onyx Pharmaceuticals ●q	807	25
OSI Pharmaceuticals ●q	592	21
Quest Diagnostics q	13,697	676
RTI Biologics ●	10,120	25
Senomyx ●	7,900	28
SonoSite ●	1,654	31
Thermo Fisher Scientific ●q	24,933	896
Thoratec ●q	1,330	38
TranS1 ●q	5,815	36
United Therapeutics ●q	631	43
		9,820

Industrials - 5.2%
3M	17,879	962
Actuant, Class A	2,298	38
Advisory Board ●	3,900	68
Ameron International	557	28
BE Aerospace ●	10,379	100
CBIZ ●	6,593	54
Emerson Electric	40,509	1,325
ESCO Technologies ●	1,878	67
Forward Air q	4,213	85
IDEX	4,068	92
Illinois Tool Works q	40,023	1,307
Interline Brands ●	8,331	67
Kaydon	2,511	68
Knight Transportation	6,712	89
MasTec ●	5,762	61
Old Dominion Freight Line ●	3,263	82
Parker Hannifin	16,765	641
Raytheon	16,891	855
United Parcel Service, Class B q	25,049	1,064
Waste Connections ●q	3,135	91
		7,144

Information Technology - 10.0%
Accenture, Class A	32,029	1,011
Activision Blizzard ●q	62,858	551
ADC Telecommunications ●q	13,094	66
Advanced Analogic Technologies ●	34,505	104
Apple ●q	18,422	1,660
Bankrate ●q	1,212	40
Belden	3,317	43
BMC Software ●	50,558	1,281
Cavium Networks ●	3,153	29
Cisco Systems ●	110,217	1,650
Commvault Systems ●	6,702	89
DealerTrack Holdings ●q	8,575	98
Digital River ●	1,368	34
Emulex ●	7,994	46
F5 Networks ●q	3,618	80
Global Payments	22,273	773
Hewlett-Packard q	59,723	2,075
Hittite Microwave ●	1,553	40
Intel	72,058	930
Intersil, Class A	78,520	731
Netlogic Microsystems ●	1,745	37
Omniture ●q	3,326	30
Oracle ●	77,090	1,297
Plexus ●	1,929	28
Polycom ●	2,418	34
Power Integrations ●q	847	16
Progress Software ●	5,798	99
Sapient ●	3,489	15
Silicon Laboratories ●q	3,009	69
Synaptics ●q	1,145	27
Tessera Technologies ●	2,933	35
Texas Instruments	47,026	703
TTM Technologies ●q	6,743	41
		13,762

Materials - 1.6%
Albemarle	4,670	104
AptarGroup q	2,611	81
Freeport-McMoRan Copper & Gold	32,065	806
Monsanto q	8,157	620
Pactiv ●q	28,867	624
		2,235

Telecommunication Services - 1.4%
American Tower, Class A ●	37,085	1,125
Cogent Communications Group ●q	7,944	53
General Communication, Class A ●	4,141	27
Verizon Communications	24,817	741
		1,946

Utilities - 0.5%
FirstEnergy	12,962	648
NSTAR	2,117	71
		719

Total Common Stocks
(Cost $83,347)		68,824

Investment Companies - 2.6%
iShares Dow Jones U.S. Real Estate Index Fund	1,617	51
iShares MSCI EAFE Index Fund	76,600	2,964
iShares MSCI Emerging Markets Index Fund	23,400	529
SPDR KBW Regional Banking ETF	896	19
Total Investment Companies
(Cost $4,977)		3,563
	PAR

Corporate Bonds - 20.0%
Banking - 5.3%
Bank of America
5.750%, 12/01/2017	$390	356
8.000%, 12/29/2049 r	585	310
Citigroup
6.125%, 11/21/2017	230	208
6.875%, 03/05/2038	350	314
8.400%, 04/29/2049 r	1,395	509
Citigroup Capital XXI
8.300%, 12/21/2057 r	955	495
Fifth Third Bancorp
6.250%, 05/01/2013 q	445	425
HSBC Holdings
6.800%, 06/01/2038	530	502
JPMorgan Chase
Series 1
7.900%, 04/29/2049 r	710	540
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2036	570	432
Lloyds TSB Group
6.267%, 12/31/2049 r■	340	84
National City Preferred Capital Trust I
12.000%, 12/29/2049 r	300	270
PNC Financial Services
8.250%, 05/29/2049 r	440	329
UBS Preferred Funding Trust V
6.243%, 05/29/2049 r	545	290
Wachovia
5.750%, 06/15/2017	290	289
5.750%, 02/01/2018	135	133
Wells Fargo
5.625%, 12/11/2017 q	250	245
7.980%, 12/31/2049 r	545	338
Wells Fargo Capital X
5.950%, 12/15/2036	230	172
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 r	1,250	896
Wells Fargo Capital XV
9.750%, 12/29/2049 qr	105	99
		7,236

Basic Industry - 1.8%
Arcelormittal
6.125%, 06/01/2018	470	368
Braskem Finance
7.250%, 06/05/2018 q■	405	320
Celulosa Arauco y Constitucion
5.625%, 04/20/2015	345	306
FMG Finance
10.000%, 09/01/2013 ■	195	128
Freeport-McMoRan Copper & Gold
8.375%, 04/01/2017	350	290
International Paper
8.700%, 06/15/2038	185	129
Rio Tinto Financial U.S.A.
6.500%, 07/15/2018	265	222
Southern Copper
7.500%, 07/27/2035	190	131
U.S. Steel
7.000%, 02/01/2018	335	240
Vale Overseas
6.250%, 01/11/2016	175	166
Vedanta Resources
9.500%, 07/18/2018 ■	195	111
		2,411

Brokerage - 2.0%
Bear Stearns
7.250%, 02/01/2018	290	309
Goldman Sachs Capital II
5.793%, 12/29/2049 r	1,015	364
Goldman Sachs Group
6.750%, 10/01/2037	780	593
Merrill Lynch
5.450%, 02/05/2013	305	290
6.050%, 05/16/2016	340	286
Morgan Stanley
5.375%, 10/15/2015	440	376
Series MTN
6.625%, 04/01/2018	650	595
		2,813

Capital Goods - 0.2%
Siemens Financiering
6.125%, 08/17/2026 ■	225	216

Communications - 1.5%
British Sky Broadcasting
6.100%, 02/15/2018 ■	510	431
British Telecom
5.950%, 01/15/2018	450	379
Comcast
6.400%, 05/15/2038 q	180	172
Embarq
7.082%, 06/01/2016	215	191
Time Warner Cable
7.300%, 07/01/2038	370	385
Verizon Communications
6.900%, 04/15/2038 q	475	498
		2,056

Consumer Cyclical - 0.7%
CVS Caremark
6.302%, 06/01/2037 r	340	185
Home Depot
5.875%, 12/16/2036	270	202
Lippo Karawaci Finance
8.875%, 03/09/2011	175	95
Marfrig Overseas
9.625%, 11/16/2016 ■	290	202
Viacom
6.875%, 04/30/2036	365	269
		953

Consumer Non Cyclical - 0.4%
Constellation Brands
7.250%, 05/15/2017	300	288
Fisher Scientific International
6.750%, 08/15/2014	220	214
Smithfield Foods
7.000%, 08/01/2011	150	121
		623

Electric - 0.7%
Energy Future Holdings
10.875%, 11/01/2017	205	162
Oncor Electric Delivery
7.000%, 05/01/2032	225	210
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 q■	370	316
Transalta
6.650%, 05/15/2018	290	261
		949

Energy - 1.5%
Lukoil International Finance
6.356%, 06/07/2017 ■	120	90
6.656%, 06/07/2022 ■	460	322
Mariner Energy
7.500%, 04/15/2013	270	202
Pioneer Natural Resource
6.650%, 03/15/2017	290	231
Suncor Energy
6.100%, 06/01/2018	195	168
Tengizchevroil Finance
6.124%, 11/15/2014 ■	317	252
Tesoro
6.625%, 11/01/2015	375	295
Weatherford International
7.000%, 03/15/2038	145	105
Whiting Petroleum
7.000%, 02/01/2014	295	236
XTO Energy
6.375%, 06/15/2038	205	185
		2,086

Finance - 1.6%
American Express Credit
Series C
7.300%, 08/20/2013	335	343
Capital One Financial
6.150%, 09/01/2016	400	286
CIT Group
5.650%, 02/13/2017	110	72
Credit Agricole
6.637%, 05/29/2049 r■	275	98
ILFC E-Capital Trust I
5.900%, 12/21/2065 r■	405	128
Janus Capital Group
6.700%, 06/15/2017	305	195
Rockies Express Pipeline
7.500%, 07/15/2038 q■	200	190
RSHB Capital
7.750%, 05/29/2018 ■	250	167
SLM
Series MTN
5.400%, 10/25/2011	350	294
Transcapitalinvest
5.670%, 03/05/2014 ■	640	480
		2,253

Insurance - 1.7%
Allied World Assurance
7.500%, 08/01/2016	565	413
American International Group
8.175%, 05/15/2058 r■	680	252
Chubb
5.750%, 05/15/2018	560	551
Genworth Financial
Series MTN
6.515%, 05/22/2018	325	126
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	415	328
Liberty Mutual Group
7.000%, 03/15/2037 r■	235	109
MetLife Capital Trust IV
7.875%, 12/15/2037 ■	330	220
ZFS Finance USA Trust V
6.500%, 05/09/2037 r■	755	340
		2,339

Natural Gas - 0.6%
Enterprise Products
8.375%, 08/01/2066	180	113
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	290	275
NGPL Pipeco
7.119%, 12/15/2017 ■	230	214
Southern Union
7.200%, 11/01/2066 r	155	66
Transport De Gas Del Sur
7.875%, 05/14/2017 ■	235	118
		786

Real Estate - 0.3%
iStar Financial - REIT
8.625%, 06/01/2013	235	94
Prologis 2006 - REIT
5.750%, 04/01/2016	600	335
		429

Technology - 1.3%
Chartered Semiconductor
6.375%, 08/03/2015	250	166
Computer Sciences
6.500%, 03/15/2018 ■	340	306
IBM
8.000%, 10/15/2038	175	219
Jabil Circuit
5.875%, 07/15/2010	680	629
LG Electronics
5.000%, 06/17/2010 ■¥	340	317
Seagate Technology
6.375%, 10/01/2011	290	200
		1,837

Transportation - 0.4%
CSX
7.375%, 02/01/2019	335	319
Erac USA Finance
6.375%, 10/15/2017 ■	265	172
		491

Total Corporate Bonds
(Cost $36,581)		27,478

Collateralized Mortgage Obligation - Private Mortgage-Backed Securities - 9.9%
Adjustable Rate r - 3.7%
Citigroup Mortgage Loan Trust
Series 2004-HYB4, Class HAII
5.337%, 10/25/2034	1,857	1,064
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	505	396
Countrywide Home Loans
Series 2006-HYB5, Class 3A1A
5.945%, 09/20/2036	1,155	642
Harborview Mortgage Loan Trust
Series 2007-4, Class 2A1
0.554%, 07/19/2047	978	410
JPMorgan Mortgage Trust
Series 2004-A1, Class 3A1
4.904%, 02/25/2034	970	790
Series 2006-A7, Class 3A4
5.942%, 01/25/2037	401	106
Residential Funding Mortgage Securities I
Series 2006-SA2, Class 4A1
5.861%, 08/25/2036	883	622
Structured Mortgage Loan Trust
Series 2004-11, Class A
5.106%, 08/25/2034	29	29
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
5.016%, 10/20/2035	374	342
Wells Fargo Mortgage Backed Securities Trust
Series 2003-D, Class A1
4.583%, 02/25/2033	100	89
Series 2006-AR1, Class 2A2
5.546%, 03/25/2036	806	636
		5,126

Fixed Rate - 6.2%
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	585	551
Countrywide Alternative Loan Trust
Series 2004-12CB, Class 1A1
5.000%, 07/25/2019	326	285
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	192	168
Series 2004-24CB, Class 1A1
6.000%, 11/25/2034	261	230
Series 2006-19CB, Class A15
6.000%, 08/25/2036	319	197
Countrywide Home Loans
Series 2007-17, Class 1A1
6.000%, 10/25/2037	1,152	842
Credit Suisse First Boston Mortgage Securities
Series 2005-3, Class 5A1
5.500%, 07/25/2020	426	375
Deutsche Alt-A Securities
Series 2006-AR5, Class 22A
5.500%, 10/25/2021	624	487
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class A7
6.500%, 01/25/2035	441	416
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.931%, 03/25/2043	808	689
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	214	165
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 1A
6.125%, 11/25/2034	286	241
Residential Accredit Loans
Series 2006-QS4, Class A9
6.000%, 04/25/2036	1,026	614
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	188	167
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-CB1, Class 1A
5.250%, 06/25/2019	540	495
Series 2007-2, Class 3A1
5.500%, 04/25/2022	548	483
Series 2004-RA3, Class 2A
6.343%, 08/25/2038	329	293
Wells Fargo Mortgage Backed Securities Trust
Series 2004-7, Class 2A2
5.000%, 07/25/2019	1,156	1,125
Series 2007-13, Class A8
6.000%, 09/25/2037	933	719
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	1	1
		8,543

Total Collateralized Mortgage Obligation - Private Mortgage-Backed Securities
(Cost $18,106)		13,669

Asset-Backed Securities - 6.3%
Automotive - 0.6%
Hertz Vehicle Financing
Series 2005-2A, Class A6
5.080%, 11/25/2011 ■	935	791

Credit Cards - 0.7%
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	805	810
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	275	234
		1,044

Home Equity - 0.0%
Saxon Asset Securities Trust
Series 2004-1, Class A
0.929%, 03/25/2035 r¥	4	2

Other - 5.0%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	710	606
Series 2006-2, Class A4
5.739%, 05/10/2045 r	340	257
Bear Stearns Commercial Mortgage Securities
Series 2007-T28, Class D
5.991%, 09/11/2042 r■	270	36
Series 2007-PW18, Class AJ
6.210%, 06/11/2050 r	295	79
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.096%, 12/10/2049 r	355	94
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	230	178
Commercial Mortgage Pass-Through Certificates
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	585	515
Series 2004-RS1, Class A
4.018%, 03/03/2041 ■¥	414	280
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	630	542
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	725	688
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	877	846
GS Mortgage Securities II
Series 2006-GG8, Class A2
5.479%, 11/10/2039	500	428
Series 2006-RR2, Class A1
5.691%, 06/23/2046 r■¥	358	72
JPMorgan Chase Commercial Mortgage Securities
Series 2005-LDP5, Class B
5.334%, 12/15/2044 r	245	82
Series 2007-CB20, Class AJ
6.098%, 02/12/2051 r	320	85
LB-UBS Commercial Mortgage Trust
Series 2003-C3, Class A2
3.086%, 05/15/2027	23	23
Series 2005-C7, Class A2
5.103%, 11/15/2030	800	778
Series 2008-C1, Class AJ
6.149%, 04/15/2041	200	69
Series 2007-C7, Class AM
6.166%, 09/15/2045 r	370	176
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.127%, 07/12/2038 r	265	83
Series 2005-LC1, Class AM
5.265%, 01/12/2044 r	490	257
Series 2008-C1, Class A4
5.690%, 02/12/2051	120	80
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 r	645	287
Morgan Stanley Capital I
Series 2005-HQ6, Class B
5.152%, 08/13/2042 r	115	39
Series 2005-HQ6, Class C
5.172%, 08/13/2042 r	110	37
Wachovia Bank Commercial Mortgage Trust
Series 2007-C34, Class AJ
5.952%, 05/15/2046 r	430	112
Series 2007-C33, Class AJ
5.902%, 02/15/2051 r	420	111
		6,840

Total Asset-Backed Securities
(Cost $12,479)		8,677

U.S. Government Agency Mortgage-Backed Securities - 5.8%
Adjustable Rate r - 1.1%
Federal Home Loan Mortgage Corporation Pool
5.773%, 07/01/2036, #1K1238 q	788	812
Federal National Mortgage Association Pool
4.635%, 04/01/2018, #070009	25	26
5.264%, 11/01/2034, #735054 q	604	629
		1,467

Fixed Rate - 4.7%
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #P10032	298	306
6.500%, 11/01/2028, #C00676	348	366
7.000%, 12/01/2029, #G01091	65	69
6.500%, 07/01/2031, #A17212	208	218
6.000%, 05/01/2032, #C01361	83	87
7.000%, 08/01/2037, #H09059 q	685	710
Federal National Mortgage Association Pool
5.500%, 03/01/2019	750	771
7.000%, 04/01/2029, #323681	69	73
6.500%, 12/01/2031, #254169	232	241
6.000%, 04/01/2032, #745101 q	626	645
7.000%, 07/01/2032, #545815	129	137
6.000%, 09/01/2032, #254447	266	276
5.000%, 09/01/2033, #713735	185	189
6.000%, 11/01/2033, #772130	152	158
6.000%, 11/01/2033, #772256	174	180
5.500%, 04/01/2034, #725424	338	347
6.500%, 04/01/2036, #852909	492	513
6.500%, 08/01/2036, #893318 q	438	457
6.000%, 09/01/2037, #256890 q	523	537
Government National Mortgage Association Pool
6.500%, 10/20/2010, #002108	2	2
7.500%, 06/15/2027, #447728	4	5
7.500%, 09/15/2027, #455516	6	7
7.000%, 04/15/2029, #506639	142	152
		6,446

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $7,744)		7,913

U.S. Government & Agency Security - 2.1%
U.S. Treasury - 2.1%
U.S. Treasury Note
2.750%, 10/31/2013 q
Total U.S. Government & Agency Security
(Cost $2,799)	2,700	2,821

Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities - 0.9%
Fixed Rate - 0.9%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA,
4.000%, 03/15/2011	409	416
Series 85, Class C,
8.600%, 01/15/2021	59	64
Series 1136, Class H,
6.000%, 09/15/2021	42	44
Federal National Mortgage Association
Series 1989-2, Class D,
8.800%, 01/25/2019	4	4
Series 1989-37, Class G,
8.000%, 07/25/2019	58	63
Series 1990-30, Class E,
6.500%, 03/25/2020	25	26
Series 1990-63, Class H,
9.500%, 06/25/2020	12	14
Series 1990-89, Class K,
6.500%, 07/25/2020	3	3
Series 1990-105, Class J,
6.500%, 09/25/2020	39	41
Series 2005-62, Class JE,
5.000%, 06/25/2035	596	612
Government National Mortgage Association
Series 3, Class F,
6.500%, 06/17/2020	5	5
Total Collateralized Mortgage Obligation - U.S. Government Agency Mortgage-Backed Securities
(Cost $1,243)		1,292
	SHARES

Preferred Stocks - 0.2%
Financials - 0.2%
Bank of America q	13,700	189
Sovereign - 0.0%
Fannie Mae	28,000	31
Total Preferred Stocks
(Cost $1,043)		220
	CONTRACTS

Options Purchased - 0.0%
Put Options Purchased - 0.0%
U.S. Treasury 5 Year Note Futures March 2009
Futures Put Expires 02/21/2009
Exercise Price: $119.50
Total Purchased Options
(Cost $9)	30	7

Short-Term Investments - 2.2%	SHARES
Money Market Fund - 1.2%
First American Prime Obligations Fund, Class Z ±	1,611,481	1,611
U.S. Treasury Obligations - 1.0%	PAR
U.S. Treasury Bills ☐
0.213%, 04/09/2009	$695	695
0.369%, 09/24/2009	690	688
0.407%, 10/22/2009	75	75
		1,458
Total Short-Term Investments
(Cost $3,069)		3,069
Investment Purchased with Proceeds from Securities Lending - 21.5%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $29,500 )	29,499,635	29,500
Total Investments ◆ - 121.6%
(Cost $200,897)		167,033
Other Assets and Liabilities, Net - (21.6)%		(29,708)
Total Net Assets- 100.0%		$137,325

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $28,114 at January 31, 2009.
r	Variable Rate Security - The rate shown is the rate in effect as of January 31, 2009.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers." These securities have been determined to be liquid under the guidelines established by the fund's board of directors. As of January 31, 2009, the value of these investments was $7,819 or 5.7% of total net assets.

¥
Illiquid security. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the value of these investments were $672 or 0.5% of total net assets:

			Dates
	Security	Par	Acquired	Cost Basis
	Commercial Mortgage Pass-Through Certificates,
	Series 2004-RS1, Class A	$414	2/07	$402
	GS Mortgage Securities II, Series 2006-RR2, Class A1	358	7/06	351
	LG Electronics	340	6/05	338
	Saxon Asset Securities Trust, Series 2004-1, Class A	4	1/04	4
	Westam Mortgage Financial, Series 11, Class A	1	10/02	1
±	Investment in affiliated security. This money market fund is advised by FAF Advisors Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $200,897. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$2,155
	Gross unrealized depreciation		(36,019)
	Net unrealized depreciation		$ (33,864)

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	March 2009	20	$1,267	$(103)
Canadian Dollar Currency Futures	March 2009	13	1,057	(15)
Euro Bund Futures	March 2009	8	1,253	(12)
Euro Currency Futures	March 2009	11	1,758	(65)
Eurodollar 90 Day Futures	March 2010	37	36,365	(34)
Eurodollar 90 Day Futures	December 2009	12	11,814	(11)
Japanese Yen Currency Futures	March 2009	(5)	(696)	(1)
Long Gilt Futures	March 2009	5	851	(15)
3 Month Euro Euribor Interest Rate Future	March 2010	18	22,567	4
U.S. Treasury 2 Year Note Futures	March 2009	(37)	(8,052)	(77)
U.S. Treasury 5 Year Note Futures	March 2009	23	2,718	(32)
U.S. Treasury 10 Year Note Futures	March 2009	(36)	(4,416)	103
U.S. Treasury Long Bond Futures	March 2009	(23)	(2,914)	91
				$(167)

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues -
Buy Protection[1]				Implied Credit
	Reference	Pay	Expiration	Spread at	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	January 31, 2009[3]	Amount[4]	Appreciation
JPMorgan	Deutsche Bank AG	0.525%	09/20/2012	1.017%	$600	$10

Credit Default Swaps on Credit Indices -
Buy Protection[1]
	Reference	Pay	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)
JPMorgan	Dow Jones CDX HY11 Index	5.000%	12/20/2013	1,089	$(30)

Credit Default Swaps on Credit Indices -
Sell Protection[2]					Unrealized
	Reference	Receive	Expiration	Notional	Appreciation
Counterparty	Index	Fixed Rate	Date	Amount[4]	(Depreciation)
Deutsche Bank	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	$4,100	$7
Deutsche Bank	Dow Jones CDX IG11 Index	1.500%	12/20/2013	5,100	(37)
JPMorgan	Dow Jones CDX HVOL11 Index	3.850%	12/20/2013	1,400	(1)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	2,600	(472)
JPMorgan	Dow Jones iTraxx Asia ex-Japan Index	5.000%	12/20/2013	400	12
UBS	Dow Jones CDX IG11 Index	1.500%	12/20/2013	2,000	56
UBS	Dow Jones iTraxx Asia ex-Japan Index	6.500%	06/20/2013	1,200	(226)
UBS	Markit ABX AAA071 Index	0.090%	08/25/2037	650	(80)
					$(741)

[1]
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]
If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[3]
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as "Defaulted" indicates a credit event has occurred for the reference entity.

[4]
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreement

	Floating	Pay/
	Rate	Receive	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Floating Rate	Rate	Date	Amount	Appreciation

UBS	3-Month LIBOR	Pay	4.070%	09/25/2013	$1,000	$72

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, preferred stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, collateralized mortgage obligations, U.S. treasury bills, and swaps.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the Board of Directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 103,725	$ (167)
Level 2 - Other significant observable inputs	62,414	(689)
Level 3 - Significant unobservable inputs	894	—
Total	$ 167,033	$ (856)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2008	$ 1,074
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(180)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of January 31, 2009	$ 894

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars rounded to thousands (000)

Equity Income Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 98.4%
Consumer Discretionary - 7.1%
Home Depot q	468,022	$10,076
McDonald's	290,485	16,854
Time Warner	363,555	3,392
Yum! Brands	406,314	11,629
		41,951

Consumer Staples - 11.4%
Altria Group q	332,471	5,499
General Mills	200,473	11,858
Kraft Foods, Class A q	211,613	5,936
Philip Morris International	332,471	12,351
Procter & Gamble	167,092	9,106
SUPERVALU	613,772	10,766
Wal-Mart Stores	256,247	12,074
		67,590

Energy - 16.3%
BP - ADR	412,674	17,526
Chevron	337,744	23,818
ConocoPhillips	397,988	18,916
Enerplus Resources Fund	56,143	1,160
Exterran Partners	300,168	3,839
Exxon Mobil	329,788	25,222
Williams	421,593	5,966
		96,447

Financials - 11.9%
Aflac q	163,992	3,806
AllianceBernstein Holding	418,641	7,150
Annaly Capital Management - REIT	473,883	7,175
Barclays - ADR q	102,020	583
BlackRock q	44,537	4,846
Goldman Sachs Group	81,983	6,618
ICICI Bank - ADR q	344,609	5,679
JPMorgan Chase	340,761	8,693
Mack-Cali Realty - REIT	174,702	3,550
Prudential Financial q	44,822	1,154
TCF Financial	733,541	9,089
Travelers	212,383	8,206
Ventas - REIT q	144,137	4,017
		70,566

Healthcare - 11.2%
Abbott Laboratories q	383,365	21,254
Bristol-Myers Squibb q	668,755	14,318
Johnson & Johnson	350,238	20,205
Medtronic q	194,497	6,514
Pfizer	277,791	4,050
		66,341

Industrials - 8.7%
3M q	163,737	8,808
Emerson Electric q	450,766	14,740
General Dynamics q	179,817	10,201
General Electric q	665,323	8,070
United Parcel Service, Class B q	219,672	9,334
		51,153

Information Technology - 14.4%
CA q	695,624	12,514
Hewlett-Packard q	271,473	9,434
IBM	109,626	10,047
Intel	710,642	9,167
Intersil, Class A q	498,554	4,642
MasterCard, Class A q	26,694	3,625
Maxim Integrated Products q	330,571	4,373
Microsoft	768,936	13,149
QUALCOMM	387,742	13,397
Texas Instruments	325,248	4,862
		85,210

Materials - 5.4%
E.I. Du Pont de Nemours	460,487	10,573
Ecolab	166,527	5,655
Praxair q	256,628	15,977
		32,205

Telecommunication Services - 6.6%
AT&T	594,940	14,647
FairPoint Communications q	1,335,635	3,646
Verizon Communications q	445,787	13,316
Windstream	871,379	7,564
		39,173

Utilities - 5.4%
Duke Energy	273,976	4,151
PNM Resources	672,213	6,749
Westar Energy	568,065	11,407
Xcel Energy q	511,554	9,443
		31,750
Total Common Stocks
(Cost $586,453)		582,386

Short-Term Investment - 1.4%
First American Prime Obligations Fund, Class Z ±	8,560,821	8,561
(Cost $8,561)
Investment Purchased with Proceeds from Securities Lending - 20.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $118,849)	118,849,228	118,849
Total Investments ◆ - 119.9%
(Cost $713,863)		709,796
Other Assets and Liabilities, Net - (19.9)%		(117,842)
Total Net Assets - 100.0%		$591,954

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $112,501 at January 31, 2009.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $713,863.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$101,812
	Gross unrealized depreciation	(105,879)
	Net unrealized depreciation	$ (4,067)

ADR -	American Depository Receipt
REIT -	Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 709,796
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 709,796

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars rounded to thousands (000)

Global Infrastructure Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 95.3%
Australia - 0.7%
Spark Infrastructure Group	277,684	$235

Austria - 0.5%
Oesterreichische Elektrizitaetswirtschafts, Class A ●	4,161	159

Belgium - 0.7%
Elia System Operator	7,732	259

Brazil - 3.0%
All America Latina Logistica	33,187	126
Companhia de Transmissao Energia Electrica Paulista ●	50,052	917
		1,043
Canada - 8.4%
Canadian Pacific Railway	2,683	81
Canadian Utilities, Class A	54	2
Enbridge	8,355	274
Fortis	16,874	335
Great Lakes Hydro Income Fund	28,898	374
TransCanada	9,500	256
TransCanada	60,725	1,630
		2,952
Denmark - 0.8%
AP Moller - Maersk, Class B	56	268

France - 12.5%
Aeroports de Paris	10,260	549
Areva	350	149
Electricite de France	14,342	699
Eutelsat Communications	299	6
GDF Suez	16,499	631
Rubis	3,796	211
SES	26,974	494
Societe des Autoroutes Paris-Rhin-Rhone	15,456	879
Suez Environment ●	23,532	375
Veolia Environnement - ADR	8,465	191
Vinci	6,412	219
		4,403
Germany - 5.7%
E.ON	28,119	906
Hamburger Hafen und Logistik	9,779	249
RWE	10,677	829
		1,984
Great Britain - 4.0%
Centrica	1	—
Forth Ports	14,156	150
National Grid - ADR	26,717	1,247
		1,397
Hong Kong - 5.6%
Cheung Kong Infrastructure	275,244	1,029
CLP Holdings	58,393	395
Hutchison Whampoa	40,002	204
MTR	142,033	339
		1,967
Italy - 3.9%
Ansaldo ●	27,016	328
Atlantia	67,202	982
Snam Rete Gas	11,216	58
		1,368
Japan - 8.7%
East Japan Railway	16,864	1,144
Japan Airport Terminal	44,732	502
Tokyo Electric Power Company	26,090	816
Tokyo Gas Company	126,297	597
		3,059
Mexico - 0.7%
Grupo Aeroportuario del Sureste - ADR	8,101	238

Netherlands - 0.4%
Koninklijke Vopak	3,544	133

New Zealand - 1.3%
Infratil	73,527	66
Port of Tauranga	105,817	313
Vector	72,525	81
		460
Norway - 0.4%
Hafslund, Class B	14,699	136

Singapore - 6.1%
Cityspring Infrastructure	154,683	53
Hyflux	76,012	88
Hyflux Water Trust	1,233,885	245
Parkway Life - REIT	151,458	79
Singapore Airport Terminal Services	222,377	201
Singapore Post	960,075	487
Singapore Telecommunications	135,111	235
SMRT	719,261	752
		2,140
Spain - 9.8%
Abertis Infraestructuras	99,903	1,615
Cintra Concesiones de Infraestructuras de Transporte	42,155	209
Enagas	38,195	662
Red Electrica de Espana	23,352	959
		3,445
Switzerland - 1.8%
BKW FMB Energie	4,810	412
Flughafen Zurich	1,034	232
		644
United Kingdom - 4.6%
Arriva	39,192	259
Go-Ahead Group	8,176	116
Pennon Group	6,385	49
Stagecoach Group	64,098	112
United Utilities Group	137,149	1,071
		1,607
United States - 15.7%
American Tower, Class A ●	6,025	183
Connecticut Water Service	18,765	434
Corrections Corporation of America ●	22,363	308
Covanta Holding ●	47,836	827
Fluor	5,052	197
Great Lakes Dredge & Dock	41,011	137
ITC Holdings	13,589	570
Kinder Morgan Management ●	3,906	170
Nicor	3,196	109
Northeast Utilities	10,583	252
Northwest Natural Gas	7,868	338
NSTAR	4,567	154
Pepco Holdings	9,307	166
Piedmont Natural Gas	9,900	257
Quanta Services ●	6,015	129
SJW	4,610	124
Skilled Healthcare Group, Class A ●	1,620	13
Southern	7,429	248
Spectra Energy	8,123	118
Unitil	9,327	188
URS ●	7,130	243
Waste Connections ●	5,863	170
WGL Holdings	5,690	183
		5,518
Total Common Stocks
(Cost $35,683)		33,415

Short-Term Investment - 1.3%
State Street GA Prime Fund
(Cost $455)	455,361	455
Total Investments ◆ - 96.6%
(Cost $36,138)		33,870
Other Assets and Liabilities, Net - 3.4%		1,206
Total Net Assets - 100.0%		$35,076

s	The fair values of securities are determined on each business day by an independent third party based on factors such as price changes
	for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of
	the local market and the close of the New York Stock Exchange. The use of daily fair value pricing may cause the net asset value of
	its shares to differ significantly from the net asset value that would be determined without fair value pricing.
●	Non-income producing security.
◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $36,138.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$11,204
	Gross unrealized depreciation	(13,472)
	Net unrealized depreciation	$(2,268)

	ADR - American Depository Receipt
	REIT - Real Estate Investment Trust

At January 31, 2009, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Common Stocks
Utilities	47.30%	16,579
Industrials	35.4	12,423
Energy	7.0	2,450
Financials	2.4	827
Consumer Discretionary	1.8	626
Telecommunication Services	1.2	418
Healthcare	0.2	92
Total Common Stocks	95.3	33,415
Total Short-Term Investments	1.3	455
Total Investments	96.6	33,870
Other Assets and Liabilities, Net	3.4	1,206
Net Assets	100%	35,076

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments traded on U.S. exchanges, including common stocks, open end funds, and ADRs.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the type of securities included in Level 2 of the fund are investments traded on exchanges outside the U.S.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 9,553
Level 2 - Other significant observable inputs	24,317
Level 3 - Significant unobservable inputs	—
Total	$ 33,870

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

International Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 89.9%
Australia - 1.5%
CSL	120,336	2,838
National Australia Bank	128,400	1,514
Newcrest Mining	194,370	3,768
Spark Infrastructure Group	249,974	212
		8,332
Austria - 0.0%
Oesterreichische Elektrizitaetswirtschafts, Class A	3,689	141

Belgium - 0.0%
Elia System Operator	6,813	228

Brazil - 0.8%
All America Latina Logistica	29,392	112
Companhia Vale do Rio Doce - ADR	137,425	1,939
Petroleo Brasileiro - ADR	90,700	2,376
		4,427
Canada - 3.5%
Cameco	153,289	2,532
Canadian Pacific Railway	2,317	70
Canadian Utilities, Class A	46	2
Enbridge	7,323	240
EnCana	35,140	1,564
Fortis	15,316	304
Great Lakes Hydro Income Fund	26,393	341
Manulife Financial	172,497	2,855
Rogers Communications, Class B	140,819	3,971
Shoppers Drug Mart	66,315	2,454
Suncor Energy	129,789	2,498
TransCanada	8,555	230
TransCanada	54,473	1,463
Yamana Gold	189,300	1,535
		20,059
China - 1.6%
Agile Property	5,356,000	2,054
China Communications Construction	2,707,000	2,620
China Merchants Bank	1,486,000	2,400
Tencent Holdings	359,400	2,196
		9,270
Denmark - 0.8%
AP Moller - Maersk, Class B	50	239
Vestas Wind Systems ●	91,648	4,414
		4,653
Finland - 0.8%
Nokia Oyj	370,190	4,537

France - 10.3%
Aeroports de Paris	9,199	492
Areva	313	133
BNP Paribas	40,020	1,528
Carrefour	207,110	7,062
Electricite de France	97,619	4,758
Eutelsat Communications ●	329	7
GDF Suez	14,526	556
Groupe Danone	65,357	3,355
Iliad	60,568	5,028
L'oreal	56,900	3,774
LVMH Moet Hennessy Louis Vuitton	38,609	2,103
Rubis	3,364	187
Sanofi-Aventis	122,700	6,901
SES	24,459	448
Societe des Autoroutes Paris-Rhin-Rhone	13,731	780
Suez Environment ●	21,534	343
Thales	132,800	5,876
Total	155,360	7,742
Veolia Environnement - ADR	7,506	169
Vinci	5,588	191
Vivendi Universal	299,530	7,716
		59,149
Germany - 5.8%
Adidas	64,412	2,229
Allianz	40,300	3,379
BASF	43,200	1,251
Deutsche Boerse	54,395	2,733
E.ON	136,833	4,408
Hamburger Hafen und Logistik	8,825	225
Metro	85,350	3,094
RWE	9,734	756
SAP - ADR	78,938	2,793
SAP	144,030	5,060
Siemens	42,200	2,376
Symrise	370,700	3,454
Wacker Chemie	26,736	1,905
		33,663
Great Britain - 18.1%
Antofagasta	630,080	3,789
ARM Holdings	2,204,049	2,915
Autonomy ●	377,010	5,928
BAE Systems	413,300	2,399
BG Group	213,547	2,928
BHP Billiton	251,380	4,202
BP - ADR	165,000	7,008
British Sky Broadcasting Group	538,995	3,855
Cadbury	730,450	5,863
Diageo	439,210	5,893
Experian Group	1,282,730	7,983
Forth Ports	12,747	135
GlaxoSmithKline	497,480	8,774
ICAP	562,600	1,911
Kingfisher	751,140	1,503
National Grid - ADR	23,690	1,105
Prudential	672,023	3,230
Rio Tinto PLC	87,155	1,873
Scottish & Southern Energy	243,220	4,182
Smith & Nephew	515,703	3,738
Standard Chartered	364,585	4,607
Tesco	882,078	4,559
Vedanta Resources	244,077	1,929
Vodafone Group - ADR	441,570	8,209
WPP Group	998,330	5,616
		104,134
Hong Kong - 2.2%
Cheung Kong Holdings	285,000	2,630
Cheung Kong Infrastructure	251,383	940
CLP Holdings	53,239	360
Esprit Holdings	652,700	3,464
Foxconn International Holdings ●	6,046,000	2,212
Hutchison Whampoa	36,359	185
Li & Fung	1,272,000	2,530
MTR	129,238	309
		12,630
India - 0.7%
HDFC Bank - ADR	35,837	2,066
Infosys Technologies - ADR	72,700	1,931
		3,997
Israel - 0.6%
Teva Pharmaceutical Industries - ADR	77,313	3,205

Italy - 2.5%
Alleanza Assicurazioni	442,270	3,000
Ansaldo STS	231,384	2,805
Atlantia	59,793	874
Eni	208,150	4,403
Saipem	220,089	3,353
Snam Rete Gas	9,521	49
		14,484
Japan - 20.1%
Bank of Yokohama	915,000	4,674
Canon	112,299	3,064
Daiwa Securities Group	446,100	2,463
DENSO	204,700	3,709
East Japan Railway	15,349	1,041
FANUC	118,300	7,011
Fuji Media Holdings	2,880	3,666
Japan Airport Terminal	40,015	449
The Joyo Bank	1,154,090	6,259
KEYENCE	18,300	3,328
Kose	240,800	5,263
Mitsubishi UFJ Financial Group	473,063	2,624
Mitsui Sumitomo Insurance Group	139,500	3,616
NGK Insulators	386,000	4,961
Nintendo	16,200	5,022
Nipponkoa Insurance	1,273,000	10,411
Nomura Holdings	271,100	1,756
Nomura Research Institute	332,000	6,017
ORIX	55,050	2,403
Seven & I Holdings	172,900	4,611
Shin-Etsu Chemical	72,900	3,411
SMC	39,443	3,517
Sugi Holdings	226,000	5,346
Sumitomo Trust & Banking	592,300	2,904
Suzuki Motor	290,800	3,926
TERUMO	68,000	2,309
THK	151,300	1,921
Tokyo Electric Power Company	22,983	719
Tokyo Gas Company	113,330	536
Toyota Motor	96,600	3,107
Yamada Denki	97,750	5,759
		115,803
Luxembourg - 0.6%
Millicom International Cellular ●	87,346	3,420

Malaysia - 0.2%
Sime Darby Berhad	827,500	1,252

Mexico - 0.4%
Grupo Aeroportuario del Sureste - ADR	7,176	210
Wal Mart de Mexico - ADR	109,615	2,288
		2,498
Netherlands - 2.1%
Heineken	280,510	8,246
ING Group	91,520	755
Koninklijke Philips Electronics - ADR	158,640	2,886
Koninklijke Vopak	3,125	117
		12,004
New Zealand - 0.1%
Infratil	64,247	57
Port of Tauranga	93,245	276
Vector	65,136	73
		406
Norway - 1.2%
Hafslund, Class B	16,584	153
Renewable Energy ●	265,292	2,660
Statoil	228,550	3,938
		6,751
Portugal - 0.5%
Energias de Portugal	837,220	2,962

Russia - 0.4%
Gazprom - ADR	160,381	2,103

Singapore - 1.2%
Cityspring Infrastructure	135,317	47
DBS Group Holdings	438,780	2,526
Hyflux	66,604	77
Hyflux Water Trust	1,067,115	212
Keppel	848,000	2,233
Parkway Life - REIT	159,010	83
Singapore Airport Terminal Services	201,193	181
Singapore Post	873,416	443
Singapore Telecommunications	121,891	212
SMRT	651,485	681
		6,695
South Africa - 0.8%
Gold Fields - ADR	307,940	3,236
MTN Group	164,508	1,560
		4,796
South Korea - 1.1%
KB Financial Group - ADR ●	44,700	1,156
Samsung Electronics - GDR	12,615	2,231
Samsung Electronics	7,970	2,771
		6,158
Spain - 2.6%
Abertis Infraestructuras	91,449	1,479
Banco Bilbao Vizcaya Argentaria	376,914	3,515
Banco Santander	504,471	4,082
Cintra Concesiones de Infraestructuras de Transporte	38,318	190
Enagas	34,016	590
Red Electrica de Espana	20,608	846
Telefonica	251,423	4,457
		15,159
Sweden - 1.0%
Ericsson	714,480	5,622

Switzerland - 5.7%
ABB ●	166,649	2,164
BKW FMB Energie	4,302	369
Credit Suisse Group	115,062	2,937
Flughafen Zurich	893	200
Nestle	331,323	11,450
Nobel Biocare	144,019	2,208
Novartis	176,616	7,257
Roche Holding	44,980	6,315
		32,900
Taiwan - 0.7%
Taiwan Semiconductor Manufacturing	3,088,300	3,794

Thailand - 0.2%
Bangkok Bank	501,400	1,053

United Kingdom - 0.2%
Arriva	35,125	232
Go-Ahead Group	7,298	103
Pennon Group	5,515	43
Stagecoach Group	57,229	100
United Utilities Group	121,739	951
		1,429
United States - 1.6%
American Tower, Class A ●	5,468	166
Connecticut Water Service	16,745	388
Corrections Corporation of America ●	19,843	274
Covanta Holding ●	42,275	731
Fluor	4,619	180
Great Lakes Dredge & Dock	36,169	121
ITC Holdings	12,038	505
Kinder Morgan Management	3,469	151
Nicor	2,794	96
Northeast Utilities	9,468	225
Northwest Natural Gas	6,930	298
NSTAR	4,050	137
Pepco Holdings	8,435	150
Philip Morris International	122,100	4,536
Piedmont Natural Gas	8,807	228
Quanta Services ●	5,253	112
SJW	4,027	108
Skilled Healthcare Group, Class A ●	1,468	12
Southern	6,609	221
Spectra Energy	7,190	104
Unitil	8,525	172
URS ●	6,471	220
Waste Connections ●	5,186	151
WGL Holdings	5,202	167
		9,453
Total Common Stocks
(Cost $563,023)		517,167

Preferred Stocks - 1.4%
Brazil - 0.5%
Banco Itau Holding Financeira - ADR	196,000	1,968
Companhia de Transmissao de Energia Electrica Paulista	45,268	829
		2,797
Germany - 0.9%
Henkel KGaA	196,900	5,085
Total Preferred Stocks
(Cost $9,058)		7,882

Right - 0.0%
Belgium - 0.0%
Fortis Rights ●
(Cost $0)	303,628	-

Short-Term Investments - 8.4%
Money Market Fund - 4.5%
State Street GA Prime Fund	25,612,951	25,613

U.S. Treasury Obligation - 3.9%	PAR
U.S. Treasury Bill ☐
0.263%, 06/04/2009	$22,500	22,480
Total Short-Term Investments
(Cost $48,109)		48,093
Total Investments ◆ - 99.7%
(Cost $620,190)		573,142
Other Assets and Liabilities, Net - 0.3%		1,904
Total Net Assets - 100.0%		$575,046

s
The fair values of securities are determined on each business day by an independent third party based on factors such as price changes for futures contracts, sector indices, American Depository Receipts, and currency exchange rates that occur between the close of the local market and the close of the New York Stock Exchange.  The use of daily fair value pricing may cause the net asset value of its shares to differ significantly from the net asset value that would be determined without fair value pricing.

●	Non-income producing security.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31,2009.
◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $620,190.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$30,812
	Gross unrealized depreciation	(77,860)
	Net unrealized depreciation	$(47,048)

ADR -	American Depository Receipt
GDR -	Global Depository Receipt
REIT-	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Notional	Number of	Unrealized
	Settlement	Contract	Contracts	Appreciation
Description	Month	Value	Purchased (Sold)	(Depreciation)
Dow Jones Euro STOXX 50 Futures	March 2009	$(19,978)	(700)	$ 2,485
E-Mini MSCI Emerging Markets Index Futures	March 2009	(29,250)	(1,125)	2,695
E-Mini MSCI EAFE Futures	March 2009	30,388	550	(2,675)
Hang Seng Index Futures	February 2009	5,538	65	184
Financial Times Index 100 Futures	March 2009	(1,487)	(25)	(45)
IBEX 35 Index Futures	February 2009	(2,266)	(21)	(68)
Nikkei 225 Futures	March 2009	6,187	70	(448)
Mexican Bolsa Index Futures	March 2009	(5,448)	(400)	595
Russell 2000 Mini Index Futures	March 2009	(14,385)	(325)	392
SPI 200 Futures	March 2009	16,646	300	(659)
S&P MIB Index Futures	March 2009	(1,608)	(14)	143
S&P 500 Futures	March 2009	9,664	47	(586)
S&P TSE 60 Futures	March 2009	(6,384)	(75)	12
				$ 2,025

At January 31, 2009, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Common and Preferred Stocks
Financials	15.7%	$89,740
Consumer Staples	14.4	82,879
Industrials	11.4	67,948
Information Technology	10.5	59,421
Consumer Discretionary	9.3	53,204
Healthcare	7.6	43,640
Energy	7.4	42,635
Utilities	5.3	29,721
Materials	5.0	28,838
Telecommunication Services	4.7	27,023
Total Common and Preferred Stocks	91.3	525,049
Total Foreign Right	—	—
Total Short-Term Investments	8.4	48,093
Total Investments	99.7	573,142
Other Assets and Liabilities, Net	0.3	1,904
Net Assets	100%	$575,046

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments traded on U.S. exchanges, including common stocks, preferred stocks, ADRs, and open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are investments traded on exchanges outside the U.S., rights, and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 96,487	$ 2,025
	Level 2 - Other significant observable inputs	476,655	—
	Level 3 - Significant unobservable inputs	—	—
	Total	$ 573,142	$ 2,025

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the insturment.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

International Select Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 84.3%
Argentina - 0.2%
Tenaris - ADR	30,300	$600

Australia - 2.0%
BHP Billiton	57,325	1,063
CSL	46,071	1,087
National Australia Bank	44,340	523
Newcrest Mining	65,580	1,271
Rio Tinto	36,494	947
		4,891
Brazil - 3.1%
Banco do Brasil	151,800	929
Banco Itau Holding Financeira - ADR	91,734	921
Companhia de Concessoes Rodoviarias	53,000	522
Companhia Vale do Rio Doce - ADR	93,381	1,318
Empresa Brasileira de Aeronautica - ADR	20,300	306
Iochpe Maxion ●	13,617	57
JHSF Participacoes ●	122,000	91
Petroleo Brasileiro - ADR	56,924	1,491
Redecard	90,130	1,020
Souza Cruz	33,999	686
Tam - ADR	35,800	262
		7,603
Canada - 3.5%
Cameco	106,322	1,756
EnCana	11,860	528
Manulife Financial	93,400	1,546
Patheon ●	64,460	113
Rogers Communications - Class B ●	77,296	2,180
Shoppers Drug Mart	25,389	939
Suncor Energy	49,658	956
Yamana Gold	63,900	515
		8,533
China - 1.8%
Agile Property	2,584,000	991
China Communications Construction	1,099,000	1,064
China Merchants Bank	601,500	971
Shougang Concord International Enterprises	2,578,000	264
Tencent Holdings	178,600	1,091
		4,381
Denmark - 0.7%
Vestas Wind Systems ●	34,953	1,683

Egypt - 0.4%
Eastern Tobacco	8,603	271
Mobinil	14,555	352
Orascom Construction Industries ●	19,854	392
		1,015
Finland - 0.6%
Nokia Oyj	125,851	1,542

France - 7.7%
BNP Paribas	13,540	517
Carrefour	70,394	2,400
Electricite de France	25,584	1,247
Groupe Danone	23,112	1,186
Iliad	24,790	2,058
L'oreal	19,088	1,266
LVMH Moet Hennessy Louis Vuitton	15,030	819
Sanofi-Aventis	38,960	2,191
Thales	44,820	1,983
Total	52,310	2,607
Vivendi Universal	101,160	2,606
		18,880
Germany - 4.7%
Adidas	25,223	873
Allianz	13,782	1,156
BASF	14,200	411
Deutsche Boerse	21,863	1,098
E.ON	45,253	1,458
Metro	29,010	1,052
SAP	48,590	1,707
SAP - ADR	28,240	999
Siemens	14,151	797
Symrise	126,001	1,174
Wacker Chemie	11,054	788
		11,513
Great Britain - 13.6%
Antofagasta	212,570	1,278
ARM Holdings	771,233	1,020
Autonomy ●	132,397	2,082
BAE Systems	140,480	815
BG Group	83,281	1,142
BP - ADR	55,760	2,368
British Sky Broadcasting Group	152,454	1,090
Cadbury	248,278	1,993
Dawnay Day Treveria ●	695,980	62
Diageo	154,190	2,069
Experian Group	426,176	2,652
GlaxoSmithKline	169,090	2,982
ICAP	254,419	864
Kingfisher	255,310	511
Prudential	272,201	1,309
Scottish & Southern Energy	82,163	1,413
Smith & Nephew	159,624	1,157
Standard Chartered	130,620	1,651
Tesco	260,065	1,344
Vedanta Resources	103,935	821
Vodafone Group - ADR	150,090	2,790
WPP	313,240	1,762
WPP Group	26,090	147
		33,322
Hong Kong - 1.7%
Cheung Kong Holdings	96,490	890
Esprit Holdings	288,300	1,531
Foxconn International Holdings ●	2,321,000	849
Li & Fung	486,000	967
		4,237
Hungary - 0.0%
OTP Bank ●q	10,429	103

India - 1.5%
HDFC Bank - ADR	16,012	923
Hero Honda	19,126	341
Infosys Technologies - ADR	41,830	1,111
Oil & Natural Gas	84,362	1,121
Punjab National Bank	34,329	278
		3,774
Indonesia - 1.2%
Astra International	491,000	552
Bank Mandiri Persero	5,145,000	805
Telekomunikasi Indonesia - ADR	57,400	1,257
United Tractors	725,166	317
		2,931
Israel - 1.1%
Bank Hapoalim B.M. ●	260,192	469
Delek Automotive Systems	43,577	237
Israel Chemicals	76,923	523
Teva Pharmaceutical Industries - ADR	37,278	1,545
		2,774
Italy - 1.8%
Alleanza Assicurazioni	150,330	1,020
Ansaldo STS	69,200	839
Eni	70,230	1,485
Saipem	77,161	1,176
		4,520
Japan - 15.2%
Bank of Yokohama	294,321	1,503
Canon	37,900	1,034
Daiwa Securities Group	150,610	832
DENSO	50,000	906
FANUC	35,700	2,116
Fuji Media Holdings	985	1,254
The Joyo Bank	389,364	2,112
KEYENCE	6,149	1,118
Kose	96,583	2,111
Mid REIT ●	210	335
Mitsubishi UFJ Financial Group	157,041	871
Mitsui Sumitomo Insurance Group	47,046	1,219
NGK Insulators	116,000	1,491
Nintendo	4,000	1,240
Nippon Commercial Investment - REIT ●	79	52
Nipponkoa Insurance	432,580	3,538
Nomura Holdings	92,078	596
Nomura Research Institute	112,780	2,044
ORIX	18,800	821
Seven & I Holdings	58,741	1,566
Shin-Etsu Chemical	26,300	1,230
SMC	13,311	1,187
Sugi Holdings	76,799	1,816
Sumitomo Trust & Banking	199,778	980
Suzuki Motor	98,121	1,325
TERUMO	23,300	791
THK q	51,382	652
Toyota Motor	26,100	840
United Urban Investment - REIT	91	373
Yamada Denki	20,530	1,210
		37,163
Luxembourg - 0.6%
Millicom International Cellular - ADR	35,627	1,395

Malaysia - 0.4%
British American Tobacco	21,700	266
Plus Expressways	368,600	295
Sime Darby Berhad	279,461	423
		984
Mexico - 1.4%
America Movil, Series L - ADR	23,600	673
Desarrolladora Homex - ADR ●	21,600	412
Fomento Economico Mexicano - ADR	25,040	705
Grupo Televisa - ADR	31,000	433
Kimberly-Clark de Mexico	95,800	309
Wal Mart de Mexico - ADR	38,803	810
		3,342
Netherlands - 1.6%
Heineken	94,794	2,787
ING Group	31,106	257
Koninklijke Philips Electronics - ADR	52,628	957
		4,001
Norway - 1.0%
Renewable Energy ●	101,506	1,018
Statoil	77,117	1,328
		2,346
Pakistan - 0.1%
Pakistan Petroleum	107,510	202

Philippines - 0.5%
Philippine Long Distance Telephone - ADR	29,300	1,297

Portugal - 0.4%
Energias de Portugal	284,570	1,007

Russia - 1.8%
Eurasia Drilling - GDR ●	11,400	41
Evraz Group - GDR	27,750	233
Gazprom - ADR	75,105	984
LUKOIL - ADR	42,150	1,375
Mechel - ADR	3,700	13
Mobile Telesystems - ADR ●	33,700	718
Oriflame Cosmetics - SDR q	24,205	572
TNK-BP Holdings ●	502,002	313
Vsmpo-Avisma	1,483	33
		4,282
Singapore - 0.8%
Cosco - ADR	71,900	188
DBS Group Holdings	148,125	853
Keppel	345,000	908
		1,949
South Africa - 2.4%
Aquarius Platinum	119,723	268
ArcelorMittal South Africa Limited	11,706	91
Gold Fields - ADR	104,672	1,100
Kumba Iron Ore ●	45,138	650
Massmart Holdings	33,733	266
MTN Group	84,443	801
Murray & Roberts Holdings	74,117	309
Nedbank Group	58,991	520
Pretoria Portland Cement	165,088	475
Sanlam ●	359,692	566
Steinhoff International Holdings	206,410	241
Truworths International	180,722	620
		5,907
South Korea - 2.3%
AmorePacific	712	317
GS Engineering & Construction	6,121	259
Hite Brewery ●	4,990	537
KB Financial Group - ADR ●	42,611	1,102
Samsung Electronics	2,710	942
Samsung Electronics - GDR	9,063	1,603
Shinhan Financial Group - ADR ●	11,348	453
Woongjin Coway	29,400	540
		5,753
Spain - 1.8%
Banco Bilbao Vizcaya Argentaria	124,394	1,160
Banco Santander	178,798	1,447
Telefonica	96,033	1,702
		4,309
Sweden - 0.8%
Ericsson	242,858	1,911

Switzerland - 4.6%
ABB	72,634	943
Credit Suisse Group	46,439	1,185
Nestle	105,150	3,634
Nobel Biocare	58,999	905
Novartis	58,499	2,404
Roche Holding	14,940	2,097
		11,168
Taiwan - 1.1%
Advanced Semiconductor	711,233	230
Advantech	129,310	160
Hon Hai Precision Industry	202,700	357
HTC	39,000	370
Novatek Microelectronics, Fractional Shares ●§	0.67	—
Taiwan Semiconductor Manufacturing	1,379,812	1,695
		2,812
Thailand - 0.3%
Bangkok Bank	170,446	358
Banpu Public	51,600	324
		682
Turkey - 1.0%
Akbank T.A.S. ●	107,180	308
Ford Otomotiv Sanayi ●	64,434	165
Turkcell Iletisim Hizmet - ADR	108,800	1,433
Turkiye Is Bankasi ●	208,745	463
		2,369
United States - 0.6%
Dr. Pepper Snapple Group, Fractional Shares ●§	0.64	—
Philip Morris International	41,220	1,531
		1,531
Total Common Stocks
(Cost $308,894)		206,712

Preferred Stocks - 1.4%
Brazil - 0.7%
AES Tiete	45,614	316
Cia Vale do Rio Doce	78,000	942
Companhia Energetica De Minas, Fractional Shares ●§	0.98	—
Eletropaulo Metropolitana - Class B	16,900	189
Klabin	94,500	143
Suzano Papel e Celulose ●	52,410	264
		1,854
Germany - 0.7%
Henkel KGaA	65,961	1,703
Total Preferred Stocks
(Cost $5,903)		3,557

Exchange-Traded Funds - 0.4%
iShares MSCI EAFE Index Fund	18,574	719
iShares MSCI Emerging Markets Index Fund	7,120	161
Total Exchange-Traded Funds
(Cost $898)		880

Short-Term Investments - 13.5%
Money Market Fund - 9.1%
State Street GA Prime Fund	22,325,987	22,326

U.S. Treasury Obligation - 4.4%	PAR
U.S. Treasury Bill
0.263%, 06/04/2009 ☐	$10,650	10,640
Total Short-Term Investments
(Cost $32,974)		32,966

Investment Purchased with Proceeds from Securities Lending - 0.3%	SHARES
State Street Navigator Prime Fund †
(Cost $832)	832,385	832

Total Investments ◆ - 99.9%
(Cost $349,501)		241,390
Other Assets and Liabilities, Net - 0.1%		3,851
Total Net Assets - 100.0%		$245,241

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009 the fund held fair valued securities disclosed in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $785 at January 31, 2009.
§
Security is fair-valued and illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

Security	Shares	Acquired	Cost Basis
Companhia Energetica De Minas	0.98	2/08	$—
Dr. Pepper Snapple Group	0.64	3/07	—
Novatek Microelectronics	0.67	3/08	—

☐	Security has been deposited as initial margin on open futures contracts. Yield shown is the effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested as noted in the schedule above.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $349,501.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,814
	Gross unrealized depreciation	(108,368)
	Net unrealized depreciation	$(104,554)

	ADR - American Depository Receipt
	GDR - Global Depository Receipt
	REIT - Real Estate Investment Trust
	SDR - Swedish Depository Receipt

Schedule of Open Futures Contracts

		Number of	Notional	Unrealized
	Settlement	Contracts	Contract	Appreciation
Description	Month	Purchased (Sold)	Value	(Depreciation)

Dow Jones Euro STOXX 50 Futures	March 2009	(200)	$ (5,708)	$ 654
E-Mini MSCI EAFE Index Futures	March 2009	133	7,348	(639)
E-Mini MSCI Emerging Markets Index Futures	March 2009	(298)	(7,748)	738
Financial Times Index 100 Futures	March 2009	(11)	(654)	(15)
Hang Seng Index Futures	February 2009	27	2,301	76
IBEX 35 Index Futures	February 2009	(9)	(971)	(29)
Mexican Bolsa Index Futures	March 2009	(140)	(1,907)	153
Nikkei 225 Futures	March 2009	45	3,977	(288)
Russell 2000 Mini Index Futures	March 2009	(180)	(7,967)	217
S&P 500 Futures	March 2009	25	5,141	(312)
S&P MIB Index Futures	March 2009	(6)	(689)	(24)
S&P TSE 60 Futures	March 2009	98	8,342	378
SGX CNX Nifty EST Futures	February 2009	(50)	(286)	(17)
SPI 200 Futures	March 2009	83	4,605	(274)
				$ 618

At January 31, 2009, sector diversification of the fund was as follows:
	% of
	Net Assets	Value
Common and Preferred Stocks
Financials	15.9%	$ 39,019
Consumer Staples	13.1	32,136
Information Technology	9.8	24,127
Industrials	9.2	22,436
Consumer Discretionary	8.4	20,554
Energy	7.8	19,199
Telecommunication Services	6.8	16,656
Healthcare	6.2	15,272
Materials	6.2	15,240
Utilities	2.3	5,630
Total Common and Preferred Stocks	85.7	210,269
Total Exchange-Traded Funds	0.4	880
Total Short-Term Investments	13.5	32,966
Total Investment Purchased with Proceeds from Securities Lending	0.3	832
Total Investments	99.9	244,947
Other Assets and Liabilities, Net	0.1	294
Net Assets	100.0%	$ 245,241

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments traded on U.S. exchanges, including common stocks, preferred stocks, ADRs, exchange-traded funds, and open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are investments traded on exchanges outside the U.S. and U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 60,783	$ 618
	Level 2 - Other significant observable inputs	184,164	—
	Level 3 - Significant unobservable inputs	—	—
	Total	$ 244,947	$ 618

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Large Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 98.7%
Consumer Discretionary - 11.8%
Advance Auto Parts	150,772	$4,935
Best Buy q	219,041	6,137
DeVry q	60,912	3,264
Dollar Tree ●	120,383	5,141
McDonald's	199,756	11,590
Nike, Class B q	123,736	5,599
Nordstrom q	106,048	1,346
Polo Ralph Lauren q	103,917	4,264
Priceline.com q ●	69,139	4,638
Target	122,237	3,814
		50,728
Consumer Staples - 10.5%
CVS Caremark	188,254	5,060
Kellogg	116,163	5,075
PepsiCo	176,440	8,863
Philip Morris International	322,278	11,973
Procter & Gamble	164,412	8,960
Wal-Mart Stores	109,091	5,140
		45,071
Energy - 7.8%
Exxon Mobil	99,106	7,579
Occidental Petroleum	77,300	4,217
Petrohawk Energy ●	118,263	2,331
Schlumberger q	122,977	5,019
Southwestern Energy ●	184,521	5,840
XTO Energy q	223,644	8,295
		33,281
Financials - 3.6%
Bank of New York Mellon	137,235	3,532
BlackRock q	18,502	2,013
Charles Schwab	479,948	6,523
Goldman Sachs Group q	44,372	3,582
		15,650
Healthcare - 16.7%
Abbott Laboratories	247,647	13,730
Baxter International q	167,391	9,818
Becton, Dickinson & Company	103,293	7,506
Celgene ●	150,328	7,960
DENTSPLY International q	136,710	3,679
Gilead Sciences q ●	260,123	13,206
Medco Health Solutions q ●	140,471	6,311
St. Jude Medical ●	89,330	3,249
Thermo Fisher Scientific q ●	64,307	2,311
Varian Medical Systems q ●	97,876	3,634
		71,404
Industrials - 13.8%
C.H. Robinson Worldwide q	124,055	5,704
Cummins	119,747	2,871
Danaher q	64,381	3,601
Dun & Bradstreet	75,791	5,760
Emerson Electric	175,069	5,725
Fastenal q	140,319	4,796
Flowserve	27,276	1,454
Goodrich	104,084	4,024
Precision Castparts	51,125	3,321
Raytheon q	128,453	6,502
Republic Services	248,113	6,416
SPX	47,583	2,004
United Technologies q	148,661	7,134
		59,312
Information Technology - 26.7%
Accenture, Class A	277,100	8,745
Amphenol, Class A	204,825	5,356
Apple q ●	162,462	14,643
BMC Software q ●	234,169	5,931
Broadcom, Class A q ●	124,016	1,966
Cisco Systems ●	777,035	11,632
Dolby Laboratories, Class A q ●	114,824	2,935
Hewlett-Packard	398,695	13,855
IBM q	50,091	4,591
Intel	321,766	4,151
MasterCard, Class A q	36,117	4,904
Microsoft	350,747	5,998
Oracle ●	754,219	12,693
QUALCOMM	292,110	10,092
Texas Instruments q	140,345	2,098
Visa, Class A q	91,570	4,519
		114,109
Materials - 5.9%
Ecolab	158,739	5,391
Martin Marietta Materials q	22,164	1,785
Monsanto q	119,194	9,066
Nucor	71,657	2,923
Praxair	97,310	6,058
		25,223
Telecommunication Services - 1.9%
American Tower, Class A ●	262,718	7,971

Total Common Stocks
(Cost $467,107)		422,749

Short-Term Investment - 1.1%
First American Prime Obligations Fund, Class Z ±
(Cost $4,539)	4,538,541	4,539

Investment Purchased with Proceeds from Securities Lending - 27.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $116,079)	116,078,867	116,079

Total Investments ◆ - 126.9%
(Cost $587,725)		543,367
Other Assets and Liabilities, Net - (26.9)%		(115,263)
Total Net Assets - 100.0%		$428,104

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $112,172 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $587,725.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$20,643
	Gross unrealized depreciation	(65,001)
	Net unrealized depreciation	$(44,358)

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 543,367
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 543,367

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Large Cap Select Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 97.4%
Consumer Discretionary - 14.1%
Best Buy q	48,349	$1,355
Burger King Holdings q	81,934	1,823
Comcast, Class A q	152,267	2,231
D.R. Horton	212,555	1,267
Family Dollar Stores q	65,818	1,828
Hasbro q	66,355	1,601
Home Depot q	227,373	4,895
McGraw-Hill	82,284	1,809
Omnicom Group q	66,036	1,710
Priceline.com q ●	22,799	1,530
VF q	37,296	2,089
		22,138
Consumer Staples - 8.8%
Alberto-Culver	68,161	1,667
Archer-Daniels-Midland	64,914	1,777
Hansen Natural ●	41,805	1,400
Kimberly-Clark	24,121	1,242
Molson Coors Brewing, Class B q	32,329	1,302
Pepsi Bottling Group	92,951	1,793
Procter & Gamble	33,661	1,835
SUPERVALU	86,832	1,523
Wal-Mart Stores	28,924	1,363
		13,902
Energy - 14.1%
Chevron	64,136	4,523
Exxon Mobil	88,476	6,767
Occidental Petroleum	25,558	1,394
Plains Exploration & Production ●	67,841	1,433
Southwestern Energy ●	54,231	1,716
Transocean q ●	32,237	1,761
Williams	160,653	2,273
XTO Energy q	63,941	2,372
		22,239
Financials - 10.4%
ACE	41,808	1,825
Aflac	30,948	718
Bank of New York Mellon	100,336	2,583
BlackRock	6,867	747
Charles Schwab	44,441	604
Hudson City Bancorp	118,138	1,370
Invesco	169,426	1,998
JPMorgan Chase q	91,706	2,340
National Retail Properties - REIT	52,198	753
Northern Trust	13,545	779
TD Ameritrade q ●	176,407	1,983
Wells Fargo	39,644	749
		16,449
Healthcare - 13.7%
Abbott Laboratories	47,733	2,646
AmerisourceBergen	47,380	1,721
Amgen q ●	55,370	3,037
Bristol-Myers Squibb	154,692	3,312
DENTSPLY International q	43,759	1,177
Express Scripts q ●	27,995	1,505
Forest Laboratories ●	61,231	1,533
Gilead Sciences q ●	54,006	2,742
Quest Diagnostics q	33,694	1,663
Thermo Fisher Scientific q ●	61,307	2,203
		21,539
Industrials - 9.6%
3M	43,980	2,366
Emerson Electric q	99,650	3,259
Illinois Tool Works q	98,453	3,215
Parker Hannifin	41,241	1,576
Raytheon q	41,552	2,103
United Parcel Service, Class B q	61,620	2,618
		15,137
Information Technology - 19.6%
Accenture, Class A	78,788	2,487
Activision Blizzard q ●	154,625	1,355
Apple q ●	45,317	4,084
BMC Software q ●	124,370	3,150
Cisco Systems ●	271,126	4,059
Global Payments	48,386	1,679
Hewlett-Packard q	146,915	5,105
Intel	177,180	2,286
Intersil, Class A	189,474	1,764
Oracle ●	189,636	3,192
Texas Instruments q	115,680	1,729
		30,890
Materials - 3.2%
Freeport-McMoRan Copper & Gold	78,843	1,982
Monsanto q	20,042	1,524
Pactiv q ●	70,993	1,535
		5,041
Telecommunication Services - 2.9%
American Tower, Class A ●	91,227	2,768
Verizon Communications	61,048	1,823
		4,591
Utilities - 1.0%
FirstEnergy	31,885	1,594

Total Common Stocks
(Cost $185,368)		153,520

Short-Term Investment - 2.4%
First American Prime Obligations Fund, Class Z ±
(Cost $3,871)	3,871,338	3,871

Investment Purchased with Proceeds from Securities Lending - 36.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $57,831)	57,831,111	57,831

Total Investments ◆ - 136.5%
(Cost $247,070)		215,222
Other Assets and Liabilities, Net - (36.5)%		(57,578)
Total Net Assets - 100.0%		$157,644

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $54,552 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $247,070.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,172
	Gross unrealized depreciation	(35,020)
	Net unrealized depreciation	$(31,848)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the type of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 215,222
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 215,222

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Large Cap Value Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 97.5%
Consumer Discretionary - 9.8%
Autoliv q	144,817	$2,663
Burger King Holdings	231,955	5,161
Comcast, Class A q	325,473	4,768
D.R. Horton	197,005	1,174
Gap q	419,856	4,736
Home Depot q	438,304	9,437
Kohl's q ●	150,607	5,529
Omnicom Group q	140,927	3,649
		37,117
Consumer Staples - 9.6%
ConAgra Foods q	355,370	6,077
H.J. Heinz	142,486	5,201
Kroger	196,317	4,417
Procter & Gamble	269,028	14,662
Wal-Mart Stores	125,980	5,936
		36,293
Energy - 18.1%
Chevron	273,102	19,259
Devon Energy	63,231	3,895
EOG Resources	51,373	3,482
Exxon Mobil	322,169	24,639
Occidental Petroleum	124,222	6,776
Transocean q ●	61,513	3,360
Williams	265,429	3,756
XTO Energy q	83,770	3,107
		68,274
Financials - 15.0%
ACE	138,508	6,047
Ameriprise Financial	111,489	2,246
AON q	135,067	5,004
Bank of America q	429,770	2,828
Bank of New York Mellon	169,500	4,363
Boston Properties - REIT q	32,041	1,387
Everest Re Group	28,151	1,774
Goldman Sachs Group	35,378	2,856
JPMorgan Chase	476,112	12,146
M&T Bank q	59,546	2,317
PartnerRe q	32,653	2,140
Prudential Financial	89,541	2,306
Public Storage - REIT	25,153	1,556
Unum Group	178,415	2,526
Wells Fargo q	386,349	7,302
		56,798
Healthcare - 15.2%
AmerisourceBergen q	172,939	6,281
Amgen q ●	144,073	7,903
Bristol-Myers Squibb	326,986	7,001
Johnson & Johnson	232,951	13,439
Medtronic q	102,919	3,447
Pfizer	593,298	8,650
Quest Diagnostics q	79,947	3,945
Wyeth	151,904	6,527
		57,193
Industrials - 9.5%
Emerson Electric q	186,162	6,087
General Electric q	630,479	7,648
Illinois Tool Works	84,404	2,757
Parker Hannifin	73,613	2,813
Republic Services	210,072	5,432
Southwest Airlines	421,905	2,966
W.W. Grainger q	49,711	3,626
Waste Management q	139,999	4,367
		35,696
Information Technology - 5.3%
BMC Software ●	219,260	5,554
Cisco Systems ●	393,153	5,886
Hewlett-Packard	165,662	5,757
Intel	210,035	2,709
		19,906
Materials - 4.2%
E.I. Du Pont de Nemours	132,600	3,044
Freeport-McMoRan Copper & Gold	64,699	1,627
Martin Marietta Materials q	11,589	933
Nucor	23,637	964
Pactiv ●	221,069	4,779
Sonoco Products	198,894	4,561
		15,908
Telecommunication Services - 6.3%
AT&T	607,520	14,957
Verizon Communications q	291,261	8,700
		23,657
Utilities - 4.5%
CMS Energy q	190,950	2,244
Edison International q	169,112	5,508
FirstEnergy	72,739	3,636
PG&E q	147,555	5,706
		17,094
Total Common Stocks
(Cost $459,624)		367,936

Short-Term Investment - 2.2%
First American Prime Obligations Fund, Class Z ±
(Cost $8,366)	8,365,531	8,366

Investment Purchased with Proceeds from Securities Lending - 20.4%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $76,798)	76,797,747	76,798

Total Investments ◆ - 120.1%
(Cost $544,788)		453,100
Other Assets and Liabilities, Net - (20.1)%		(75,787)
Total Net Assets - 100.0%		$377,313

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $72,911 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $544,788.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$19,981
	Gross unrealized depreciation	(111,669)
	Net unrealized depreciation	$(91,688)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 453,100
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 453,100

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 98.3%
Consumer Discretionary - 17.5%
Advance Auto Parts q	415,236	$13,591
Aeropostale q●	471,972	9,963
Best Buy q	194,843	5,460
Burger King Holdings q	524,062	11,660
DeVry	251,780	13,490
Family Dollar Stores q	231,142	6,419
Hasbro q	328,717	7,932
Kohl's q●	560,631	20,581
Omnicom Group q	300,295	7,775
Polo Ralph Lauren q	344,520	14,136
Priceline.com q●	133,929	8,985
TJX q	488,259	9,482
Yum! Brands	545,425	15,610
		145,084

Consumer Staples - 3.6%
Alberto-Culver	641,385	15,688
H.J. Heinz q	387,921	14,159
		29,847

Energy - 7.9%
Cameron International q●	254,125	5,886
Nabors Industries ●	438,103	4,797
Petrohawk Energy q●	635,169	12,519
Quicksilver Resources q●	1,546,407	10,717
Smith International q	235,557	5,347
Southwestern Energy ●	552,138	17,475
Williams	610,626	8,640
		65,381

Financials - 5.2%
Charles Schwab	306,174	4,161
Northern Trust	164,912	9,486
PartnerRe q	140,599	9,214
TCF Financial q	588,166	7,287
TD Ameritrade q●	1,185,790	13,328
		43,476

Healthcare - 16.3%
Allergan q	221,061	8,427
DENTSPLY International q	371,648	10,001
Express Scripts q●	386,757	20,792
Henry Schein q●	276,322	10,343
IDEXX Laboratories q●	361,173	11,847
Life Technologies q●	401,493	10,222
Omnicare	196,341	5,490
Quest Diagnostics q	186,714	9,214
St. Jude Medical ●	422,816	15,378
Thermo Fisher Scientific q●	250,601	9,004
Varian Medical Systems q●	323,169	11,999
Vertex Pharmaceuticals q●	376,529	12,444
		135,161

Industrials - 20.7%
C.H. Robinson Worldwide q	210,348	9,672
Copart q●	370,712	8,931
Cummins q	230,814	5,535
Danaher q	167,617	9,375
Dun & Bradstreet q	138,897	10,556
Fastenal q	250,276	8,554
Flowserve	150,676	8,033
Goodrich q	360,190	13,925
IHS, Class A ●	192,262	8,421
ITT q	187,430	8,487
Knight Transportation	249,036	3,322
Precision Castparts	199,616	12,965
Republic Services	487,987	12,619
Roper Industries q	354,804	14,597
Ryanair Holdings - ADR q●	349,504	8,395
SPX	270,726	11,400
URS q●	112,306	3,824
W.W. Grainger q	185,448	13,528
		172,139

Information Technology - 18.6%
Activision Blizzard q●	460,443	4,033
Amphenol, Class A	549,826	14,378
Analog Devices	203,435	4,065
ANSYS ●	329,746	8,198
BMC Software q●	676,331	17,131
Broadcom, Class A q●	846,624	13,419
CA	894,846	16,098
Dolby Laboratories, Class A q●	326,975	8,357
F5 Networks q●	284,117	6,299
Global Payments q	263,269	9,138
Intersil, Class A q	894,530	8,328
Juniper Networks q●	698,023	9,884
Marvell Technology Group ●	1,003,641	7,317
MasterCard, Class A q	94,852	12,879
Mettler-Toledo International q●	159,418	10,614
Xilinx	243,615	4,105
		154,243

Materials - 3.7%
Ecolab	268,840	9,130
Martin Marietta Materials q	59,585	4,798
Pactiv q●	274,937	5,944
Sonoco Products	461,294	10,577
		30,449

Telecommunication Services - 4.8%
American Tower, Class A ●	638,767	19,380
NII Holdings q●	502,550	9,750
SBA Communications, Class A ●	539,504	10,736
		39,866

Total Common Stocks
(Cost $965,919)		815,646

Short-Term Investment - 0.6%
First American Prime Obligations Fund, Class Z ±
(Cost $4,919)	4,919,256	4,919

Investment Purchased with Proceeds from Securities Lending - 39.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $329,120)	329,119,817	329,120

Total Investments ◆ - 138.6%
(Cost $1,299,958)		1,149,685
Other Assets and Liabilities, Net - (38.6)%		(320,087)
Total Net Assets - 100.0%		$829,598

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $312,357 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $1,299,958. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$58,441
	Gross unrealized depreciation	(208,714)
	Net unrealized depreciation	$(150,273)

ADR - American Depository Receipt

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)  Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While the uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 1,149,685
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 1,149,685

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Value Fund

DESCRIPTION	SHARES	VALUE s
Common Stocks - 95.3%
Consumer Discretionary - 14.4%
Advance Auto Parts	149,270	$4,886
Autoliv q	185,821	3,417
Burger King Holdings	387,208	8,615
Cablevision Systems q	180,127	2,887
CBS, Class B q	235,466	1,347
D.R. Horton	611,316	3,643
Ford Motor q●	826,997	1,547
Gap q	536,611	6,053
Hasbro	222,445	5,368
Kohl's q●	196,492	7,213
Omnicom Group q	186,579	4,831
Sherwin-Williams q	93,364	4,458
Stanley Works q	176,269	5,510
Toll Brothers q●	334,114	5,687
VF	105,755	5,924
		71,386

Consumer Staples - 8.7%
Alberto-Culver	115,224	2,819
Bunge Limited q	62,614	2,689
ConAgra Foods q	663,587	11,347
Corn Products International	85,646	1,983
H.J. Heinz	147,289	5,376
Hershey q	75,920	2,830
Kroger	214,574	4,828
Lorillard	104,946	6,240
Pepsi Bottling Group	250,856	4,839
		42,951

Energy - 5.7%
BJ Services q	201,219	2,213
El Paso	647,106	5,293
EOG Resources q	81,030	5,491
Nabors Industries ●	143,796	1,575
Noble Energy	200,143	9,793
Plains Exploration & Production ●	178,340	3,767
		28,132

Financials - 22.7%
Ameriprise Financial	225,824	4,550
AON q	251,094	9,303
Arch Capital Group q●	97,924	5,890
Astoria Financial	406,856	3,694
Boston Properties - REIT q	115,907	5,019
Comerica	274,653	4,576
Discover Financial Services q	370,804	2,651
Essex Property Trust - REIT q	88,851	5,869
Everest Re Group	91,520	5,766
Federal Realty Investment Trust - REIT q	107,344	5,435
HCC Insurance Holdings	147,493	3,453
Invesco	279,183	3,292
Lincoln National	76,368	1,155
M&T Bank q	105,112	4,090
Northern Trust	107,535	6,185
PartnerRe q	111,844	7,329
Principal Financial Group	110,334	1,830
Public Storage - REIT q	105,303	6,515
StanCorp Financial Group q	119,678	3,090
TCF Financial q	207,153	2,567
TD Ameritrade ●	296,133	3,329
Unum Group q	352,920	4,997
Ventas - REIT	133,910	3,732
Vornado Realty Trust - REIT q	88,369	4,490
W.R. Berkley q	140,443	3,719
		112,526

Healthcare - 5.3%
AmerisourceBergen	351,272	12,758
Forest Laboratories ●	265,086	6,638
Quest Diagnostics q	141,849	7,000
		26,396

Industrials - 9.9%
Cooper Industries, Class A	142,655	3,839
Crane	91,033	1,586
Delta Air Lines ●	200,457	1,383
Illinois Tool Works q	148,097	4,837
Kennametal q	72,367	1,161
Parker Hannifin	98,093	3,748
Republic Services	448,261	11,592
Southwest Airlines	380,413	2,674
Timken	88,474	1,317
URS q●	86,609	2,949
W.W. Grainger q	105,937	7,728
Werner Enterprises q	417,560	6,264
		49,078

Information Technology - 7.9%
Amphenol, Class A	269,606	7,050
Avnet ●	376,623	7,465
BMC Software ●	295,724	7,491
CA	332,596	5,983
Harris q	151,535	6,560
National Semiconductor q	480,576	4,873
		39,422

Materials - 6.3%
Albemarle	140,202	3,120
Celanese, Series A	262,835	2,799
Freeport-McMoRan Copper & Gold	87,004	2,187
Martin Marietta Materials q	14,986	1,207
MeadWestvaco	204,797	2,384
Nucor	49,944	2,037
Packaging Corporation of America	262,487	3,727
Pactiv ●	354,123	7,656
Sonoco Products	267,441	6,133
		31,250

Telecommunication Services - 1.9%
Windstream	1,081,452	9,387

Utilities - 12.5%
American Electric Power	163,854	5,137
CMS Energy q	634,152	7,451
Consolidated Edison	82,796	3,374
PG&E q	310,419	12,004
SCANA	167,845	5,755
Sempra Energy	215,340	9,441
Wisconsin Energy q	277,058	12,351
Xcel Energy q	347,617	6,417
		61,930

Total Common Stocks
(Cost $579,679)		472,458

Short-Term Investment - 4.7%
First American Prime Obligations Fund, Class Z ±
(Cost $23,253)	23,253,198	23,253

Investment Purchased with Proceeds from Securities Lending - 29.9%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $148,150)	148,150,199	148,150

Total Investments ◆ - 129.9%
(Cost $751,082)		643,861
Other Assets and Liabilities, Net - (29.9)%		(148,290)
Total Net Assets - 100.0%		$495,571

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $138,883 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $751,082. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$22,854
	Gross unrealized depreciation	(130,075)
	Net unrealized depreciation	$(107,221)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)  Generally, the type of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 643,861
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 643,861

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Real Estate Securities Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 99.0%
Apartments - 16.0%
American Campus Communities wq	156,800	$3,351
Apartment Investment & Management, Class A w	151,478	1,346
Avalonbay Communities w	303,622	15,731
Boardwalk Real Estate wÞ	106,303	2,317
Camden Property Trust wq	118,025	3,111
Equity Residential Properties Trust wq	1,354,071	32,403
Essex Property Trust wq	397,182	26,234
Home Properties w	20,222	726
Mid-America Apartment Communities w	233,910	6,909
UDR w	182,844	2,145
		94,273

Community Centers - 9.9%
Acadia Realty Trust w	46,014	537
Equity One wq	154,526	2,202
Eurocommercial Properties wÞ	66,153	1,911
Federal Realty Investment Trust wq	409,472	20,731
Kimco Realty wq	876,903	12,610
Ramco-Gershenson Properties Trust w	73,624	362
Regency Centers wq	334,475	11,807
Saul Centers wq	171,634	5,612
Urstadt Biddle Properties, Class A w	114,198	1,689
Weingarten Realty Investors wq	31,724	514
		57,975

Diversified - 7.0%
Cousins Properties wq	47,043	452
Vornado Realty Trust wq	581,707	29,557
Washington Real Estate Investment Trust wq	474,053	11,287
		41,296

Healthcare - 16.6%
Capital Senior Living ●	587,428	1,545
HCP wq	1,171,051	27,332
Health Care wq	76,747	2,902
Healthcare Realty Trust wq	513,074	8,471
LTC Properties w	520,235	10,764
Medical Properties Trust w	28,050	128
Nationwide Health Properties wq	163,736	4,180
OMEGA Healthcare Investors w	316,890	4,636
Parkway Life wÞ	1,275,740	664
Skilled Healthcare Group, Class A ●	474,844	3,956
Universal Health Realty Income Trust w	54,621	1,671
Ventas wq	1,110,430	30,948
		97,197

Hotels - 3.0%
Hersha Hospitality Trust w	386,473	939
Host Hotels & Resorts wq	2,266,862	12,196
LaSalle Hotel Properties wq	497,266	4,142
		17,277

Industrials - 6.9%
AMB Property w	411,112	6,627
Brixton wÞ	592,055	733
DCT Industrial Trust wq	1,282,101	4,680
EastGroup Properties wq	160,752	4,884
First Industrial Realty Trust wq	277,690	1,511
First Potomac Realty Trust w	227,219	1,881
Mapletree Logistics Trust wÞ	281,083	71
Mitsubishi Logistics Þ	61,482	624
Prologis wq	480,533	4,810
PS Business Parks w	340,425	14,604
		40,425

Infrastructure - 1.1%
American Tower, Class A ●	157,570	4,781
Corrections Corporation of America ●	123,004	1,695
		6,476

Malls - 9.0%
General Growth Properties wq●	1,039,832	676
Macerich wq	49,835	735
Simon Property Group wq	976,229	41,958
Tanger Factory Outlet Centers wq	189,916	5,754
Taubman Centers wq	173,388	3,442
		52,565

Manufactured Homes - 0.7%
Equity Lifestyle Properties w	113,638	4,288

Net Lease - 3.5%
National Retail Properties q	725,285	10,466
Realty Income wq	511,436	9,855
		20,321

Office - 17.5%
BioMed Realty Trust wq	30,705	339
Boston Properties wq	625,792	27,097
Brookfield Properties	117,816	635
Cogdell Spencer wq	893,372	7,540
Corporate Office Properties Trust wq	371,066	9,789
Digital Realty Trust wq	385,485	12,297
Douglas Emmett wq	417,034	3,878
Duke Realty wq	557,830	5,138
Highwoods Properties wq	462,875	10,442
Kilroy Realty w	70,494	1,611
Liberty Property Trust wq	715,371	14,307
Mission West Properties w	432,381	3,014
Parkway Properties w	112	2
SL Green Realty wq	410,875	6,455
		102,544

Real Estate Service Provider - 0.0%
HFF ●	31,923	70

Self Storage - 7.8%
Extra Space Storage w	57,866	470
Public Storage wq	711,496	44,020
Sovran Self Storage w	57,124	1,485
		45,975

Total Common Stocks
(Cost $742,398)		580,682

Private Real Estate Company - 0.0%
Newcastle Investment Holdings ●§	35,000	151
(Cost $153)

Short-Term Investment - 1.6%
First American Prime Obligations Fund, Class Z ±
(Cost $9,087)	9,087,046	9,087
Investment Purchased with Proceeds from Securities Lending - 42.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $246,807)	246,806,942	246,807
Total Investments ◆ - 142.7%
(Cost $998,445)		836,727
Other Assets and Liabilities, Net - (42.7)%		(250,287)
Total Net Assets - 100.0%		$586,440

s
Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held fair valued securities disclosed in footnote §.

w	Real Estate Investment Trust. As of January 31, 2009, the market value of these investments was $556,910, or 95.0% of total net assets.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $228,912 at January 31, 2009.
●	Non-income producing security.
Þ	Foreign denominated security values stated in U.S. dollars.
§	Security is fair-valued and illiquid. As of January 31, 2009, the fair value of this investment was $151 or 0.0% of total net assets. Information concerning the illiquid security is as follows:
			Dates
	Security	Shares	Acquired	Cost Basis
	Newcastle Investment Holdings	35,000	6/1998	$ 153
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $998,445. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$5,222
	Gross unrealized depreciation	(166,940)
	Net unrealized depreciation	$(161,718)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments traded on U.S. exchanges, including common stocks and open end funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are investments traded on exchanges outside the U.S.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 830,256
Level 2 - Other significant observable inputs	6,320
Level 3 - Significant unobservable inputs	151
Total	$ 836,727

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of October 31, 2008	$ 159
Accrued discounts/ premiums	—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(8)
Net purchases (sales)	—
Transfers in and/or out of Level 3	—
Balance as of January 31, 2009	$ 151

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Growth Opportunities Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 98.3%
Consumer Discretionary - 12.6%
Bally Technologies ●	52,000	$1,050
Deckers Outdoor ●	15,645	817
Einstein Noah Restaurant Group ●	173,146	1,198
Gymboree ●	42,204	1,034
Panera Bread, Class A ●q	28,944	1,360
Urban Outfitters ●q	91,425	1,424
Warnaco Group ●	86,032	1,948
WMS Industries ●q	43,955	977
Wolverine World Wide q	68,946	1,251
		11,059

Consumer Staples - 1.2%
Nu Skin Enterprises, Class A	115,952	1,100

Energy - 5.6%
Arena Resources ●	30,687	748
Carrizo Oil & Gas ●q	40,865	566
Comstock Resources ●	23,876	910
Concho Resources ●	49,019	1,236
Penn Virginia q	27,758	572
Superior Energy Services ●q	56,005	873
		4,905

Financials - 6.8%
American Campus Communities - REIT	47,103	1,007
Digital Realty Trust - REIT	29,396	938
Greenhill & Company q	19,318	1,256
Investment Technology Group ●	75,104	1,628
SEI Investments	88,194	1,117
		5,946

Healthcare - 28.1%
Alexion Pharmaceuticals ●q	36,791	1,356
Alliance Imaging ●	236,022	2,091
Amedisys ●q	25,478	1,050
Array BioPharma ●	233,479	934
BioMarin Pharmaceutical ●q	60,967	1,174
Catalyst Health Solutions ●	56,330	1,240
Durect ●q	198,345	561
Eurand ●	162,741	1,953
Immucor ●q	63,848	1,769
Integra LifeSciences ●q	57,485	1,595
NuVasive ●q	47,664	1,780
Onyx Pharmaceuticals ●q	40,771	1,241
OSI Pharmaceuticals ●q	25,299	901
Regeneron Pharmaceuticals ●	89,906	1,572
RTI Biologics ●q	288,593	707
Skilled Healthcare Group, Class A ●	88,415	736
TranS1 ●q	81,850	512
United Therapeutics ●q	14,563	989
Vnus Medical Technologies ●	46,091	738
Wright Medical Group ●q	88,672	1,839
		24,738
Industrials - 14.5%
Advisory Board ●	59,682	1,044
BE Aerospace ●	125,106	1,210
Chart Industries ●	88,029	745
Curtiss-Wright	46,390	1,498
ESCO Technologies ●q	34,193	1,212
Forward Air q	57,544	1,166
Kaydon	37,147	1,010
Knight Transportation	93,895	1,253
Old Dominion Freight Line ●	45,874	1,150
Waste Connections ●q	36,755	1,067
Watson Wyatt Worldwide, Class A	30,432	1,415
		12,770
Information Technology - 26.6%
ADTRAN q	60,124	911
ANSYS ●	39,437	980
Belden	61,292	800
Commvault Systems ●	96,083	1,275
DealerTrack Holdings ●q	127,928	1,457
F5 Networks ●q	48,685	1,079
Forrester Research ●q	58,858	1,229
Intersil, Class A q	196,079	1,826
LoopNet ●q	160,467	1,043
MICROS Systems ●q	102,154	1,471
National Instruments	65,436	1,405
Perficient ●	249,368	975
Plantronics	125,848	1,277
PMC-Sierra ●q	446,021	2,172
Quest Software ●	119,468	1,490
Sybase ●	51,766	1,414
Tellabs ●	246,427	1,018
Verigy ●	188,149	1,564
VideoPropulsion ●§	780,460	-
		23,386
Materials - 1.3%
GrafTech International ●q	144,428	1,157

Telecommunication Services - 1.6%
NeuStar, Class A ●	105,994	1,444
Total Common Stocks
(Cost $103,446)		86,505

Warrants - 0.0%
Hollis-Eden Pharmaceuticals, Warrants●§	70,545
Lantronix, Warrants●§	11,236	-
Total Warrants
(Cost $161)		-

Short-Term Investment - 2.6%
First American Prime Obligations Fund, Class Z ±
(Cost $2,314)	2,313,692	2,314

Investment Purchased with Proceeds from Securities Lending - 29.3%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $25,747)	25,746,537	25,747

Short-Term Investment - 2.6%
First American Prime Obligations Fund, Class Z ±
(Cost $2,314)	2,313,692	2,314

Total Investments ◆ - 130.2%
(Cost $131,668)		114,566
Other Assets and Liabilities, Net - (30.2)%		(26,583)
Total Net Assets - 100.0%		$87,983

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2009 the fund held fair valued securities disclosed in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $24,162 at January 31, 2009.
§
Security is fair-valued and illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the fair value of these investments was $0 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

			Dates
	Security	Shares	Acquired	Cost Basis
	Hollis-Eden Pharmaceuticals, Warrants	70,545	2/06	$161
	Lantronix, Warrants	11,236	5/08	—
	VideoPropulsion	780,460	12/99	—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $131,668.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,276
	Gross unrealized depreciation	(20,378)
	Net unrealized depreciation	$(17,102)

	REIT - Real Estate Investment Trust

	Summary of Fair Value Exposure

	The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
	FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

	Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are
	investments in open end funds and common stocks.

	Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment
	speeds, credit risk, etc.). Generally, the type of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 114,566
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 114,566

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Select Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 94.7%
Consumer Discretionary - 15.3%
1-800-Flowers.com, Class A ●	1,541,310	$3,869
Amerigon ●q	533,989	1,831
ATC Technology ●	46,943	613
Children's Place Retail Stores ●	113,459	2,134
Christopher & Banks	615,847	2,390
Coinstar ●q	424,832	9,763
Cooper Tire & Rubber q	903,175	4,218
FGX International Holdings Limited ●	294,119	3,647
Fossil ●	185,672	2,143
Hibbett Sports ●q	197,550	2,689
Hot Topic ●	305,074	2,605
Interface, Class A	825,595	3,368
P.F. Chang's China Bistro ●q	272,447	4,830
Panera Bread, Class A ●q	45,083	2,118
Scientific Games, Class A ●q	243,175	3,057
Skechers U.S.A., Class A ●q	453,267	4,514
Texas Roadhouse, Class A ●q	495,753	3,783
VistaPrint ●q	146,282	3,350
WMS Industries ●q	253,042	5,623
		66,545
Consumer Staples - 3.2%
Chattem ●q	87,357	5,905
Hain Celestial Group ●q	250,038	3,806
Ralcorp Holdings ●	68,154	4,036
		13,747
Energy - 4.8%
Arena Resources ●	105,473	2,569
Comstock Resources ●q	91,395	3,485
Concho Resources ●	72,180	1,820
Holly	148,915	3,480
Penn Virginia q	76,536	1,577
Petroleum Development ●q	80,761	1,393
Tesoro q	235,315	4,055
TETRA Technologies ●	523,158	2,715
		21,094
Financials - 18.5%
Affiliated Managers Group ●q	114,267	4,592
Astoria Financial	394,159	3,579
Bank of the Ozarks q	193,729	4,396
BioMed Realty Trust - REIT q	148,520	1,640
Cullen/Frost Bankers q	48,860	2,139
Delphi Financial Group, Class A q	478,173	7,254
Digital Realty Trust - REIT q	45,525	1,452
Dime Community Bancshares	425,027	4,271
Glacier Bancorp	228,009	3,500
HCC Insurance Holdings q	283,188	6,629
Independent Bank q	191,048	3,542
Knight Capital Group, Class A ●	456,799	8,236
LaSalle Hotel Properties - REIT q	205,367	1,711
MFA Mortgage Investments - REIT q	1,224,875	7,019
Platinum Underwriters Holdings q	273,490	7,606
TCF Financial q	625,652	7,752
Tower Group q	120,956	3,032
Umpqua Holdings q	102,910	1,008
Zions Bancorporation q	84,184	1,256
		80,614
Healthcare - 15.3%
Acorda Therapeutics ●	89,617	2,198
Alexion Pharmaceuticals ●q	61,696	2,275
Amedisys ●q	81,113	3,344
Arena Pharmaceuticals ●q	372,714	1,543
Array BioPharma ●q	420,629	1,683
Bio-Reference Laboratories ●	91,702	2,238
Dexcom ●q	534,651	1,727
eResearchTechnology ●	460,750	2,668
Exelixis ●q	251,578	1,240
ICU Medical ●	274,240	8,367
Immucor ●q	284,682	7,889
IPC The Hospitalist ●	243,890	4,668
Isis Pharmaceuticals ●q	150,964	2,133
Masimo ●q	85,467	2,373
MEDNAX ●	138,312	4,643
Myriad Genetics ●	26,290	1,960
Onyx Pharmaceuticals ●q	51,527	1,568
OSI Pharmaceuticals ●q	40,713	1,449
RTI Biologics ●	631,724	1,548
Senomyx ●	507,497	1,802
SonoSite ●q	87,106	1,654
Thoratec ●q	85,450	2,476
TranS1 ●q	389,480	2,434
United Therapeutics ●q	41,046	2,789
		66,669
Industrials - 14.6%
Actuant, Class A	145,551	2,399
Advisory Board ●	247,503	4,331
Ameron International	36,413	1,815
BE Aerospace ●	678,393	6,560
CBIZ ●	420,963	3,423
ESCO Technologies ●q	122,753	4,350
Forward Air q	273,718	5,546
IDEX q	257,900	5,831
Interline Brands ●q	525,120	4,201
Kaydon	159,663	4,343
Knight Transportation	435,999	5,816
MasTec ●	374,342	3,979
Old Dominion Freight Line ●q	205,407	5,152
Waste Connections ●q	203,722	5,912
		63,658
Information Technology - 17.9%
ADC Telecommunications ●q	848,377	4,301
Advanced Analogic Technologies ●qº	2,223,960	6,694
Bankrate ●q	80,840	2,697
Belden	216,770	2,831
Cavium Networks ●q	199,986	1,820
Commvault Systems ●	431,018	5,720
DealerTrack Holdings ●q	537,328	6,120
Digital River ●	95,145	2,357
Emulex ●	501,217	2,862
F5 Networks ●q	238,198	5,281
Global Payments	164,998	5,727
Hittite Microwave ●	101,719	2,606
Intersil, Class A	97,236	905
Netlogic Microsystems ●q	111,942	2,374
Omniture ●q	213,993	1,945
Plexus ●q	123,571	1,787
Polycom ●	155,979	2,191
Power Integrations ●q	54,428	1,060
Progress Software ●	384,087	6,552
Sapient ●	227,839	971
Silicon Laboratories ●q	192,797	4,440
Synaptics ●q	74,908	1,766
Tessera Technologies ●q	189,621	2,230
TTM Technologies ●q	472,119	2,847
		78,084
Materials - 2.7%
Albemarle	295,253	6,569
AptarGroup q	169,344	5,219
		11,788
Telecommunication Services - 1.2%
Cogent Communications Group ●q	522,201	3,472
General Communication, Class A ●q	272,271	1,789
		5,261
Utilities - 1.2%
NSTAR q	149,224	5,047
Total Common Stocks
(Cost $548,280)		412,507

Exchange-Traded Funds - 1.0%
iShares Dow Jones U.S. Real Estate Index Fund	105,715	3,314
SPDR KBW Regional Banking ETF	58,586	1,215
Total Exchange-Traded Funds
(Cost $5,057)		4,529

Warrants - 0.0%
Lantronix, Warrants ●§
(Cost $0)	5,143	—

Short-Term Investment - 5.3%
First American Prime Obligations Fund, Class Z ±
(Cost $23,012)	23,011,996	23,012

Investment Purchased with Proceeds from Securities Lending - 33.1%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $144,143)	144,142,983	144,143

Total Investments y - 134.1%
(Cost $720,492)		584,191
Other Assets and Liabilities, Net - (34.1)%		(148,447)
Total Net Assets - 100.0%		$435,744

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held fair valued securities disclosed in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $132,821 at January 31, 2009.
º
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings of that company represent 5% or more of the outstanding voting securities of the company. Transactions with companies that are or were affiliates during the three-month period ended January 31, 2009 are as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	Advanced Analogic Technologies	$13,681	$179	$0	$13,860	$—	$6,694

§
Security is fair-valued and illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets.  Information concerning the illiquid security is as follows:

				Dates
	Security	Shares		Acquired		Cost Basis
	Lantronix, Warrants	5,143		6/08		$—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $720,492.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$15,864
	Gross unrealized depreciation	(152,165)
	Net unrealized depreciation	$(136,301)

	REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, and exchange-traded funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 584,191
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 584,191

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Value Fund

DESCRIPTION	SHARES	VALUEs
Common Stocks - 95.8%
Consumer Discretionary - 12.6%
Aaron Rents q	103,138	2,255
Ameristar Casinos	123,903	1,111
Children's Place Retail Stores ●	43,284	814
Cracker Barrel Old Country Store	40,348	709
Domino's Pizza ●	223,200	1,493
Ethan Allen Interiors q	61,119	696
Group 1 Automotive q	65,154	650
Interface, Class A	235,160	959
Jack in the Box q●	98,648	2,228
Jos. A. Bank Clothiers q●	27,249	748
Monro Muffler Brake	117,370	2,849
Ryland Group q	40,056	625
Skechers U.S.A., Class A ●	77,696	774
WMS Industries q●	45,523	1,012
Wolverine World Wide	126,074	2,287
		19,210

Consumer Staples - 4.5%
Alberto-Culver	58,174	1,423
Darling International ●	145,480	668
Ralcorp Holdings ●	41,829	2,477
Spartan Stores q	127,202	2,363
		6,931

Energy - 2.0%
Penn Virginia q	28,515	587
PetroQuest Energy ●	140,720	891
St. Mary Land & Exploration	41,961	812
Swift Energy q●	54,650	837
		3,127

Financials - 32.8%
Alexandria Real Estate Equities - REIT q	20,093	1,192
Aspen Insurance Holdings q	123,287	2,725
Astoria Financial	144,410	1,311
Bank of the Ozarks q	119,632	2,714
Cathay General Bancorp q	126,253	1,603
Delphi Financial Group, Class A q	176,147	2,672
F.N.B. q	126,802	1,003
First Midwest Bancorp q	155,420	1,554
FPIC Insurance Group q●	49,724	1,936
Highwoods Properties - REIT	82,243	1,855
IBERIABANK q	39,954	1,694
Independent Bank q	94,741	1,757
Knight Capital Group, Class A ●	176,920	3,190
LaSalle Hotel Properties - REIT q	88,771	739
MFA Mortgage Investments - REIT	706,554	4,049
Mid-America Apartment Communities - REIT q	45,295	1,338
National Retail Properties - REIT q	158,426	2,286
optionsXpress Holdings	57,362	625
Pinnacle Financial Partners q●	91,759	2,168
PS Business Parks - REIT	24,568	1,054
SeaBright Insurance Holdings ●	57,447	596
Selective Insurance Group	108,670	1,668
Sterling Bancshares q	347,880	1,934
Stifel Financial ●	52,158	1,828
TCF Financial q	87,465	1,084
Texas Capital Bancshares ●	160,609	1,813
Validus Holdings	44,522	1,016
WSFS Financial q	65,850	1,699
Zions Bancorporation q	63,376	946
		50,049

Healthcare - 6.8%
Amedisys q●	16,890	696
Catalyst Health Solutions ●	39,766	876
CONMED ●	52,034	814
Greatbatch q●	84,667	1,973
Healthspring ●	77,640	1,353
MEDNAX ●	39,918	1,340
Merit Medical Systems ●	55,323	851
Res-Care ●	162,866	2,207
Varian ●	10,863	303
		10,413

Industrials - 13.0%
Apogee Enterprises	68,987	707
Brady, Class A	72,530	1,517
Con-way	68,141	1,501
CRA International q●	62,462	1,312
Deluxe q	69,434	801
EMCOR Group q●	94,513	1,946
ESCO Technologies ●	54,073	1,916
Heartland Express q	123,507	1,662
Nordson q	53,675	1,622
Regal-Beloit	46,725	1,587
SkyWest	100,804	1,578
Triumph Group q	38,186	1,729
URS q●	57,362	1,953
		19,831

Information Technology - 12.5%
Amkor Technology ●	217,132	504
CACI International, Class A q●	60,488	2,731
Epicor Software q●	152,333	539
Ixia ●	363,539	1,934
Macrovision Solutions ●	112,505	1,475
Pericom Semiconductor ●	139,157	859
Perot Systems, Class A ●	115,275	1,497
Plantronics	165,739	1,682
PMC-Sierra ●	19,621	96
Polycom ●	98,115	1,379
Progress Software ●	98,908	1,687
TriQuint Semiconductor ●	553,335	1,118
TTM Technologies q●	318,320	1,919
United Online q	267,075	1,635
		19,055

Materials - 4.9%
Albemarle	52,787	1,175
AptarGroup	34,324	1,058
Arch Chemicals	69,884	1,566
Commercial Metals q	74,756	860
GrafTech International ●	116,665	934
Silgan Holdings	39,578	1,814
		7,407

Utilities - 6.7%
Black Hills	69,332	1,837
El Paso Electric ●	72,455	1,198
Northwest Natural Gas	51,522	2,212
Portland General Electric	109,868	2,137
Unitil	42,784	865
Westar Energy	96,685	1,942
		10,191

Total Common Stocks
(Cost $211,518)		146,214

Exchange-Traded Funds - 1.0%
SPDR S&P Biotech	19,977	1,054
SPDR KBW Bank	27,677	395
(Cost $1,745)		1,449

Short-Term Investment - 3.3%
First American Prime Obligations Fund, Class Z ±
(Cost $5,102)	5,102,198	5,102

Security Purchased with Proceeds from Securities Lending - 25.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $39,281)	39,281,136	39,281

Total Investments ◆ - 125.9%
(Cost $257,646)		192,046
Other Assets and Liabilities, Net - (25.9)%		(39,476)
Total Net Assets - 100.0%		$152,570

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $36,831 at January 31, 2009.
●	Non-income producing security
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $257,646. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$3,489
	Gross unrealized depreciation	(69,089)
	Net unrealized depreciation	$(65,600)

REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, and exchange-traded funds.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)  Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issurer or comparible companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 192,046
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 192,046

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Small-Mid Cap Core Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 99.0%
Consumer Discretionary - 15.8%
Advance Auto Parts	21,013	$688
ATC Technology ●	15,545	203
Autoliv	28,036	515
Burger King Holdings	58,721	1,306
CBS, Class B q	50,178	287
DeVry	18,198	975
Family Dollar Stores q	20,756	576
Stanley Works	32,202	1,007
Urban Outfitters ●q	22,759	355
Warnaco Group ●	21,583	489
WMS Industries ●q	24,760	550
Wolverine World Wide q	33,003	599
		7,550
Consumer Staples - 4.7%
Alberto-Culver	17,529	429
Bunge Limited q	8,096	348
Pepsi Bottling Group	22,264	429
Ralcorp Holdings ●	8,949	530
Spartan Stores q	26,653	495
		2,231
Energy - 5.8%
BJ Services q	59,427	654
Penn Virginia q	16,286	336
PetroQuest Energy ●	57,174	362
Quicksilver Resources ●q	68,009	471
Superior Energy Services ●q	25,930	404
Tesoro q	32,982	568
		2,795
Financials - 18.4%
Arch Capital Group ●q	18,333	1,103
Astoria Financial	49,649	451
Bank of the Ozarks q	40,549	920
Essex Property Trust - REIT q	6,262	413
First Midwest Bancorp q	33,719	337
FPIC Insurance Group ●q	11,525	449
Knight Capital Group, Class A ●	64,666	1,166
MFA Mortgage Investments - REIT	135,796	778
Mid-America Apartment Communities - REIT	19,439	574
National Retail Properties - REIT q	39,300	567
optionsXpress Holdings	26,847	292
Platinum Underwriters Holdings	40,053	1,114
Sterling Bancshares q	114,161	635
		8,799
Healthcare - 12.9%
Amedisys ●q	8,573	353
Forest Laboratories ●	19,330	484
Healthspring ●	23,947	417
ICU Medical ●	23,216	708
Immucor ●q	48,034	1,331
Quest Diagnostics q	12,695	627
SonoSite ●	24,814	471
Varian Medical Systems ●q	9,746	362
Vertex Pharmaceuticals ●q	42,500	1,405
		6,158
Industrials - 13.1%
Cooper Industries, Class A	19,622	528
Dun & Bradstreet	8,785	668
EMCOR Group ●q	30,380	625
ESCO Technologies ●	24,041	852
Forward Air q	37,070	751
Regal-Beloit	11,064	376
URS ●	9,657	329
W.W. Grainger	9,382	684
Watson Wyatt Worldwide, Class A	14,896	693
Werner Enterprises q	50,180	753
		6,259
Information Technology - 13.7%
Amkor Technology ●	148,708	345
Avnet ●	49,734	986
BMC Software ●	27,360	693
DealerTrack Holdings ●	32,297	368
Digital River ●	19,115	473
Dolby Laboratories, Class A ●q	17,361	444
Emulex ●	60,867	347
F5 Networks ●q	37,057	821
Global Payments	13,516	469
Intersil, Class A	72,379	674
Progress Software ●	31,397	536
Quest Software ●	30,360	379
		6,535
Materials - 7.2%
Celanese, Series A	20,115	214
Cliffs Natural Resources q	9,879	229
Ecolab	13,147	447
Freeport-McMoRan Copper & Gold	19,281	485
GrafTech International ●	73,310	587
Pactiv ●	40,006	865
Sonoco Products	26,089	598
		3,425
Telecommunication Services - 0.8%
American Tower, Class A ●	11,854	360

Utilities - 6.6%
CMS Energy	49,333	580
NSTAR	24,883	841
SCANA	19,931	683
Westar Energy	51,785	1,040
		3,144
Total Common Stocks
(Cost $59,918)		47,256

Warrants - 0.0%
Lantronix, Warrants ●§
(Cost $0)	746	—

Short-Term Investment - 3.6%
First American Prime Obligations Fund, Class Z ±
(Cost $1,719)	1,719,336	1,719

Investment Purchased with Proceeds from Securities Lending - 28.7%
Mount Vernon Securities Lending Prime Portfolio †
(Cost $13,696)	13,696,041	13,696

Total Investments ◆ - 131.3%
(Cost $75,333)		62,671
Other Assets and Liabilities, Net - (31.3)%		(14,921)
Total Net Assets - 100.0%		$47,750

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s board of directors.
	Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations
	obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not
	readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.
	Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of
	January 31, 2009, the fund held fair valued securities disclosed in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $12,815 at January 31, 2009.
§
Security is fair-valued and illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the fair value of this investment was $0 or 0.0% of total net assets. Information concerning the illiquid security is as follows:

			Dates
	Security	Shares	Acquired	Cost Basis
	Lantronix, Warrants	746	5/08	$—

±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $75,333.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$893
	Gross unrealized depreciation	(13,555)
	Net unrealized depreciation	$(12,662)

	REIT - Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds and common stocks.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. Treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 62,671
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 62,671

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Equity Index Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 98.9%
Consumer Discretionary - 8.1%
Abercrombie & Fitch, Class A q	10,302	$184
Amazon.com q●	38,700	2,276
Apollo Group, Class A q●	12,866	1,048
AutoNation q●	13,115	122
AutoZone q●	4,853	645
Bed Bath & Beyond q●	31,570	733
Best Buy q	41,796	1,171
Big Lots q●	11,957	161
Black & Decker q	7,785	225
Carnival q	49,813	906
CBS, Class B q	92,045	526
Centex	15,066	128
Coach ●	40,256	588
Comcast, Class A q	357,804	5,242
D.R. Horton	32,983	197
Darden Restaurants q	15,505	407
DIRECTV Group q●	65,945	1,444
Eastman Kodak q	33,021	150
Expedia q●	24,189	216
Family Dollar Stores q	18,288	508
Ford Motor q●	290,393	543
Fortune Brands	16,424	526
GameStop, Class A q●	18,853	467
Gannett q	28,026	162
Gap	54,060	610
General Motors q	67,121	202
Genuine Parts	20,282	649
Goodyear Tire & Rubber ●	25,839	159
H&R Block	38,983	808
Harley-Davidson q	28,747	350
Harman International Industries	7,278	117
Hasbro	16,364	395
Home Depot q	206,099	4,437
International Game Technology	39,384	417
Interpublic Group of Companies ●	53,999	180
J.C. Penney q	26,435	443
Johnson Controls	69,985	876
Jones Apparel Group	14,269	49
KB HOME	9,282	99
Kohl's q●	35,737	1,312
Leggett & Platt	21,717	271
Lennar	16,733	129
Limited Brands q	36,372	288
Lowe's	181,157	3,310
Macy's q	53,812	482
Marriott International, Class A	38,185	623
Mattel	45,239	642
McDonald's	136,697	7,931
McGraw-Hill	41,967	923
New York Times, Class A q	16,996	84
Newell Rubbermaid	31,409	254
News, Class A	276,057	1,764
Nike, Class B	47,357	2,143
Nordstrom q	19,311	245
Office Depot ●	32,765	71
Omnicom Group q	38,684	1,002
Polo Ralph Lauren q	7,312	300
Pulte Homes	25,740	261
RadioShack	16,479	189
Scripps Networks Interactive, Class A q	8,627	185
Sears Holdings q●	6,892	282
Sherwin-Williams q	12,643	604
Snap-On	6,809	205
Stanley Works	9,427	295
Staples q	85,276	1,359
Starbucks q●	88,111	832
Starwood Hotels & Resorts Worldwide	22,518	340
Target q	92,966	2,901
Tiffany & Company	14,966	311
Time Warner	433,953	4,049
TJX	50,626	983
VF q	10,164	569
Viacom, Class B ●	76,483	1,128
Walt Disney q	227,801	4,711
Washington Post, Class B	254	99
Whirlpool	9,143	306
Wyndham Worldwide q	21,286	130
Wynn Resorts ●	6,859	206
Yum! Brands	56,229	1,609
		71,694
Consumer Staples - 12.7%
Altria Group	249,102	4,120
Archer-Daniels-Midland q	76,542	2,096
Avon Products q	53,589	1,096
Brown-Forman, Class B	11,070	503
Campbell Soup	20,279	616
Clorox	17,653	885
Coca-Cola Enterprises	38,357	431
Coca-Cola	241,198	10,304
Colgate-Palmolive q	60,182	3,914
ConAgra Foods	54,349	929
Constellation Brands, Class A q●	22,333	324
Costco Wholesale q	51,905	2,337
CVS Caremark	172,552	4,638
Dean Foods q●	15,066	291
Dr. Pepper Snapple Group ●	30,838	507
Estee Lauder, Class A	12,440	327
General Mills	37,675	2,228
H.J. Heinz q	39,228	1,432
Hershey q	21,370	797
JM Smucker	14,261	644
Kellogg	29,868	1,305
Kimberly-Clark	50,601	2,604
Kraft Foods, Class A q	182,727	5,126
Kroger	79,921	1,798
Lorillard	19,423	1,155
McCormick	15,663	502
Molson Coors Brewing, Class B q	18,223	734
Pepsi Bottling Group	16,059	310
PepsiCo	190,467	9,567
Philip Morris International	246,096	9,142
Procter & Gamble	362,289	19,745
Reynolds American	20,259	773
Safeway	52,173	1,118
Sara Lee	89,082	894
SUPERVALU	24,508	430
Sysco	78,197	1,743
Tyson Foods, Class A	36,725	325
Walgreen q	117,554	3,222
Wal-Mart Stores	271,664	12,801
Whole Foods Market q	16,755	172
		111,885
Energy - 13.9%
Anadarko Petroleum	56,271	2,067
Apache	40,595	3,045
Baker Hughes	40,482	1,349
BJ Services q	35,053	386
Cabot Oil & Gas	11,711	322
Cameron International q●	26,127	605
Chesapeake Energy q	65,748	1,039
Chevron	250,094	17,637
ConocoPhillips	181,227	8,614
CONSOL Energy	21,653	590
Devon Energy	54,002	3,327
El Paso	82,820	677
ENSCO International q	17,267	472
EOG Resources q	29,729	2,015
Exxon Mobil	618,342	47,291
Halliburton q	111,882	1,930
Hess q	34,240	1,904
Marathon Oil	82,400	2,244
Murphy Oil q	20,495	905
Nabors Industries ●	34,659	379
National-Oilwell Varco q●	50,564	1,337
Noble Energy	20,518	1,004
Noble q	32,829	891
Occidental Petroleum	97,719	5,331
Peabody Energy	31,458	786
Pioneer Natural Resources q	14,473	212
Range Resources q	18,779	673
Rowan	12,826	162
Schlumberger q	143,296	5,848
Smith International q	25,727	584
Southwestern Energy ●	42,392	1,342
Spectra Energy	69,392	1,007
Sunoco	14,443	669
Tesoro q	16,265	280
Valero Energy	64,956	1,567
Weatherford International q●	82,461	910
Williams	71,111	1,006
XTO Energy	70,120	2,601
		123,008
Financials - 10.6%
AFLAC	58,427	1,356
Allstate	67,645	1,466
American Capital q	23,279	67
American Express q	142,032	2,376
American International Group	324,657	415
Ameriprise Financial	27,313	550
AON	34,890	1,293
Apartment Investment & Management - REIT	17,029	151
Assurant	11,654	308
AvalonBay Communities - REIT	9,760	506
Bank of America q	777,239	5,114
Bank of New York Mellon	139,500	3,591
BB&T q	64,043	1,267
Boston Properties - REIT	14,068	609
Capital One Financial q	47,758	756
CB Richard Ellis Group ●	27,107	98
Charles Schwab	113,140	1,538
Chubb	42,071	1,791
Cincinnati Financial	18,114	397
CIT Group q	33,937	95
Citigroup	662,456	2,352
CME Group	8,129	1,414
Comerica	19,545	326
Developers Diversified Realty - REIT	14,859	71
Discover Financial Services q	58,428	418
E*TRADE Financial q●	64,796	74
Equity Residential Properties Trust - REIT	34,797	833
Federated Investors, Class B	9,660	189
Fifth Third Bancorp q	69,306	166
First Horizon National	24,877	237
Franklin Resources	19,649	951
Genworth Financial, Class A	52,519	122
Goldman Sachs Group	53,753	4,339
Hartford Financial Services Group q	36,626	482
HCP - REIT q	29,647	692
Health Care - REIT	11,444	433
Host Hotels & Resorts - REIT	62,055	334
Hudson City Bancorp	62,411	724
Huntington Bancshares q	44,104	127
IntercontinentalExchange ●	9,128	520
Invesco	46,829	552
Janus Capital Group	21,173	111
JPMorgan Chase q	453,712	11,574
KeyCorp q	58,564	426
Kimco Realty - REIT	30,123	433
Legg Mason q	15,055	242
Leucadia National q ●	20,249	322
Lincoln National	31,183	472
Loew's	44,000	1,074
M&T Bank q	9,352	364
Marsh & McLennan	60,866	1,176
Marshall & Ilsley	31,413	179
MBIA q ●	23,983	93
MetLife q	96,470	2,772
Moody's q	26,624	570
Morgan Stanley	134,156	2,714
Nasdaq Stock Market q●	16,445	359
Northern Trust	26,764	1,539
NYSE Euronext q	31,241	687
Peoples United Financial	42,277	692
Plum Creek Timber - REIT q	21,846	672
PNC Financial Services Group	50,737	1,650
Principal Financial Group	31,350	520
Progressive ●	86,151	1,047
ProLogis - REIT	31,344	314
Prudential Financial q	51,654	1,330
Public Storage - REIT q	14,996	928
Regions Financial	86,159	298
Simon Property Group - REIT q	26,413	1,135
SLM q●	53,528	613
State Street	52,227	1,215
SunTrust Banks	42,451	520
T. Rowe Price Group q	31,809	877
Torchmark q	12,389	372
Travelers	74,245	2,869
U.S. Bancorp º	212,781	3,158
UnumProvident	39,715	562
Vornado Realty Trust - REIT	16,699	848
Wells Fargo	506,848	9,579
XL Capital, Class A	32,273	94
Zions Bancorporation	13,892	207
		93,707
Healthcare - 15.8%
Abbott Laboratories	188,613	10,457
Aetna	56,052	1,738
Allergan	36,385	1,387
AmerisourceBergen	21,629	786
Amgen q●	128,742	7,062
Baxter International q	77,454	4,543
Becton, Dickinson & Company	29,566	2,149
Biogen Idec ●	35,045	1,705
Boston Scientific ●	181,802	1,613
Bristol-Myers Squibb q	232,603	4,980
C.R. Bard	12,160	1,041
Cardinal Health q	44,835	1,688
Celgene ●	55,698	2,949
Cephalon q●	7,997	617
CIGNA	34,226	594
Coventry Health Care ●	18,647	282
Covidien	58,330	2,236
DaVita ●	12,103	569
DENTSPLY International q	13,621	367
Eli Lilly	121,625	4,478
Express Scripts q●	30,637	1,647
Forest Laboratories ●	37,782	946
Genzyme q●	32,884	2,266
Gilead Sciences q●	111,165	5,644
Hospira q●	19,328	481
Humana ●	19,066	723
IMS Health	23,423	340
Intuitive Surgical q●	4,789	494
Johnson & Johnson	339,832	19,605
King Pharmaceuticals ●	28,737	251
Laboratory Corporation of America ●	13,440	796
Life Technologies q●	20,976	534
McKesson	35,713	1,579
Medco Health Solutions q●	61,191	2,749
Medtronic q	139,455	4,670
Merck q	259,414	7,406
Millipore q●	5,572	307
Mylan Laboratories q●	36,833	417
Patterson Companies q●	14,000	257
PerkinElmer	16,012	202
Pfizer	814,277	11,872
Quest Diagnostics q	18,548	915
Schering-Plough	196,830	3,456
St. Jude Medical ●	39,958	1,453
Stryker	28,750	1,214
Tenet Healthcare q●	56,675	61
Thermo Fisher Scientific q●	48,224	1,733
UnitedHealth Group	148,434	4,205
Varian Medical Systems q●	15,122	562
Watson Pharmaceuticals ●	12,943	353
WellPoint ●	62,536	2,592
Wyeth	159,892	6,871
Zimmer Holdings ●	29,266	1,065
		138,907
Industrials - 10.4%
3M q	85,480	4,598
Avery Dennison	12,661	307
Boeing	89,084	3,769
Burlington Northern Santa Fe q	34,195	2,265
C.H. Robinson Worldwide q	20,257	931
Caterpillar q	73,827	2,278
Cintas	15,719	358
Cooper Industries, Class A	21,809	587
CSX	50,077	1,450
Cummins q	24,766	594
Danaher q	29,152	1,630
Deere & Company q	52,200	1,813
Dover	18,604	526
Dun & Bradstreet q	5,819	442
Eaton	16,883	743
Emerson Electric	96,308	3,149
Equifax	14,988	371
Expeditors International of Washington q	22,509	626
Fastenal q	15,708	537
FedEx	35,487	1,808
Flowserve	6,948	370
Fluor	21,411	833
General Dynamics	44,888	2,546
General Electric q	1,265,060	15,345
Goodrich q	13,927	538
Honeywell International	88,288	2,897
Illinois Tool Works q	47,337	1,546
Ingersoll-Rand, Class A	41,313	670
ITT q	21,352	967
Jacobs Engineering Group q●	14,605	565
L-3 Communications Holdings	14,816	1,171
Lockheed Martin	40,953	3,360
Manitowoc q	14,795	81
Masco q	44,963	352
Monster Worldwide q●	14,996	138
Norfolk Southern	45,323	1,739
Northrop Grumman	41,587	2,001
Paccar q	44,491	1,174
Pall	14,716	384
Parker Hannifin	20,514	784
Pitney Bowes q	19,624	437
Precision Castparts q	16,142	1,048
R.R. Donnelley & Sons	25,915	253
Raytheon	50,335	2,548
Republic Services	36,288	938
Robert Half International	19,146	325
Rockwell Automation q	20,072	523
Rockwell Collins q	19,244	725
Ryder System q	7,132	241
Southwest Airlines	89,437	629
Stericycle q●	9,372	458
Textron	29,309	265
Tyco International	58,633	1,232
Union Pacific q	61,784	2,706
United Parcel Service, Class B q	122,671	5,212
United Technologies q	117,358	5,632
W.W. Grainger	9,151	668
Waste Management q	62,081	1,936
		92,019
Information Technology - 16.2%
Adobe Systems ●	65,085	1,257
Advanced Micro Devices q●	72,144	158
Affiliated Computer Services, Class A ●	11,761	539
Agilent Technologies ●	47,117	852
Akamai Technologies q●	20,308	274
Altera	37,022	569
Amphenol, Class A	21,408	560
Analog Devices	35,188	703
Apple q●	107,248	9,666
Applied Materials	162,299	1,521
Autodesk ●	26,724	443
Automatic Data Processing q	62,661	2,276
BMC Software q●	24,345	617
Broadcom, Class A q●	55,990	887
CA	49,083	883
Ciena q●	10,166	63
Cisco Systems ●	715,290	10,708
Citrix Systems q●	22,629	476
Cognizant Technology Solutions, Class A ●	33,963	636
Computer Sciences ●	20,029	738
Compuware q●	36,623	238
Convergys ●	16,645	125
Corning	186,005	1,881
Dell q●	211,157	2,006
eBay ●	132,155	1,589
Electronic Arts ●	35,799	553
EMC ●	248,539	2,744
Fidelity National Information Services	19,082	304
Fiserv ●	22,151	703
FLIR Systems q●	16,845	421
Google, Class A ●	28,953	9,801
Harris q	16,218	702
Hewlett-Packard q	296,976	10,320
IBM	161,560	14,807
Intel	680,086	8,773
Intuit ●	41,681	944
Iron Mountain q●	21,760	445
Jabil Circuit q	24,636	143
JDS Uniphase ●	26,221	95
Juniper Networks q●	62,912	891
KLA-Tencor	20,512	411
Lexmark International, Class A ●	11,292	267
Linear Technology q	26,267	615
LSI Logic ●	77,858	248
MasterCard, Class A q	8,794	1,194
McAfee ●	18,565	566
MEMC Electronic Materials ●	27,195	370
Microchip Technology	22,293	423
Micron Technology q●	90,926	338
Microsoft	929,971	15,903
Molex	16,781	224
Motorola	274,677	1,217
National Semiconductor q	23,606	239
NetApp ●	43,006	638
Novell ●	45,567	169
Novellus Systems q●	12,005	166
NVIDIA ●	65,080	517
Oracle q●	467,478	7,868
Paychex	38,866	944
QLogic ●	19,341	219
QUALCOMM	197,599	6,827
Salesforce.com ●	12,531	333
SanDisk q●	27,014	309
Sun Microsystems ●	91,085	379
Symantec ●	107,529	1,648
Tellabs ●	54,286	224
Teradata ●	21,381	281
Teradyne ●	22,929	110
Texas Instruments	158,947	2,376
Total System Services q	15,615	198
Tyco Electronics	58,648	830
VeriSign q●	23,390	452
Waters q●	13,233	479
Western Union	92,058	1,258
Xerox	112,266	745
Xilinx	33,739	569
Yahoo! q●	167,793	1,968
		142,833
Materials - 3.0%
Air Products and Chemicals	26,672	1,342
AK Steel Holding	13,513	109
Alcoa	99,383	774
Allegheny Technologies	12,165	269
Ball q	12,151	466
Bemis	12,366	279
CF Industries Holdings	6,276	295
Dow Chemical q	113,823	1,319
E.I. du Pont de Nemours	107,241	2,462
Eastman Chemical q	8,496	221
Ecolab	21,638	735
Freeport-McMoRan Copper & Gold	46,267	1,163
International Flavors & Fragrances q	7,921	227
International Paper q	51,677	471
Massey Energy	9,645	146
MeadWestvaco	21,210	247
Monsanto q	65,974	5,018
Newmont Mining	57,705	2,296
Nucor	36,758	1,499
Owens-Illinois ●	20,280	385
Pactiv q●	17,353	375
PPG Industries	19,739	742
Praxair	38,554	2,400
Rohm & Haas	15,842	874
Sealed Air q	19,109	259
Sigma-Aldrich q	15,710	567
Titanium Metals q	10,211	72
United States Steel	14,051	422
Vulcan Materials q	13,390	662
Weyerhaeuser	26,317	720
		26,816
Telecommunication Services - 3.7%
American Tower, Class A ●	48,917	1,484
AT&T	715,124	17,606
CenturyTel q	13,019	353
Embarq q	17,772	635
Frontier Communications	40,878	332
Qwest Communications International	191,132	616
Sprint Nextel ●	343,182	834
Verizon Communications q	341,387	10,197
Windstream	56,544	491
		32,548
Utilities - 4.5%
AES q●	81,458	644
Allegheny Energy q	20,550	683
Ameren q	24,981	831
American Electric Power	45,341	1,421
CenterPoint Energy	37,386	500
CMS Energy	27,115	319
Consolidated Edison	31,469	1,282
Constellation Energy Group	21,409	563
Dominion Resources q	68,278	2,402
DTE Energy	19,077	658
Duke Energy	149,010	2,257
Dynegy, Class A ●	61,247	129
Edison International q	37,478	1,221
Entergy	26,937	2,057
Equitable Resources q	15,911	545
Exelon	79,602	4,316
FirstEnergy	38,697	1,934
FPL Group	49,441	2,549
Integrys Energy Group	9,203	384
Nicor	5,394	185
NiSource	32,441	314
Pepco Holdings	23,470	418
PG&E	45,766	1,770
Pinnacle West Capital	11,858	397
PPL	45,758	1,403
Progress Energy	31,981	1,238
Public Service Enterprise Group	59,976	1,893
Questar	20,801	707
SCANA	11,112	381
Sempra Energy	31,387	1,376
Southern	93,254	3,119
TECO Energy q	24,773	298
Wisconsin Energy	14,213	634
Xcel Energy	54,588	1,008
		39,836
Total Common Stocks
(Cost $843,521)		873,253

Short-Term Investments - 1.0%
Money Market Fund - 0.6%
First American Prime Obligations Fund, Class Z ±	5,430,282	5,430

U.S. Treasury Obligation - 0.4%	PAR
U.S. Treasury Bill ☐
0.263%, 06/04/2009	$3,800	3,797
Total Short-Term Investments
(Cost $9,230)		9,227
Investment Purchased with Proceeds from Securities Lending - 24.3%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $214,281)	214,280,835	214,281
Total Investments ◆ - 124.2%
(Cost $1,067,032)		1,096,761
Other Assets and Liabilities, Net - (24.2)%		(213,639)
Total Net Assets - 100.0%		$883,122

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held  no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $202,231 at January 31, 2009.
º
Investment in affiliated security.  FAF Advisors, Inc., which serves as the fund's advisor, is a subsidiary of U.S. Bank National Association, which is a subsidiary of U.S. Bancorp.  Details of transactions with this affiliated company for the three-month period ended January 31, 2009 were as follows:

		Beginning	Purchase	Sales	Ending	Dividend
	Issuer	Cost	Cost	Cost	Cost	Income	Value
	U.S. Bancorp	$5,053	$—	$320	$4,733	$90	$3,158
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $1,067,032.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$275,530
	Gross unrealized depreciation	(245,801)
	Net unrealized appreciation	$29,729

	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Depreciation
S&P 500 Futures	March 2009	38	$7,814	$(408)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open funds, common stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).
Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 1,092,964	$ (408)
Level 2 - Other significant observable inputs	3,797	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 1,096,761	$ (408)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Mid Cap Index Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 96.1%
Consumer Discretionary - 12.9%
99 Cents Only Stores ●	10,188	$85
Advance Auto Parts	20,531	672
Aeropostale ●	14,531	307
American Eagle Outfitters q	46,876	422
American Greetings, Class A	9,876	43
AnnTaylor Stores ●q	13,488	66
ArvinMeritor	15,575	27
Barnes & Noble q	8,002	131
Belo, Class A	18,999	27
Blyth	6,214	21
Bob Evans Farms	7,832	137
BorgWarner	25,132	424
Boyd Gaming q	12,109	58
Brinker International	23,030	253
Brinks Home Security Holdings ●	9,794	224
Callaway Golf	14,577	111
CarMax ●q	46,537	385
Cheesecake Factory ●	13,057	113
Chico's FAS ●	37,935	150
Chipotle Mexican Grill, Class A ●q	7,138	341
Coldwater Creek ●	13,777	39
Collective Brands ●	14,304	153
Corinthian Colleges ●q	18,271	341
DeVry	12,840	688
Dick's Sporting Goods ●	17,863	197
Dollar Tree ●	20,556	878
DreamWorks Animation, Class A ●	16,860	370
Foot Locker q	33,746	248
Gentex	32,139	270
Guess?	13,177	212
Hanesbrands ●	20,844	187
Harte-Hanks	11,303	71
Hovnanian Enterprises, Class A ●q	11,031	19
International Speedway, Class A	6,819	159
J. Crew Group ●q	11,346	113
John Wiley & Sons, Class A	9,191	326
Lamar Advertising, Class A ●q	17,163	155
Life Time Fitness ●q	7,222	107
LKQ ●	30,704	355
M.D.C. Holdings q	7,469	229
Marvel Entertainment ●	10,637	293
Matthews International, Class A q	6,794	264
Modine Manufacturing	7,532	21
Mohawk Industries ●	11,643	374
Netflix ●q	9,114	329
NVR ●	1,194	509
O'Reilly Automotive ●q	29,434	856
PetSmart	28,002	526
Phillips-Van Heusen q	11,142	212
Priceline.com ●q	8,881	596
Regis	10,209	115
Rent-A-Center ●	15,553	231
Ross Stores q	28,308	833
Ryland Group q	9,582	149
Saks ●q	29,644	75
Scholastic q	5,478	60
Scientific Games, Class A ●	14,098	177
Service International q	58,926	268
Strayer Education	3,129	677
Thor Industries q	7,712	82
Timberland, Class A ●	11,008	121
Toll Brothers ●q	28,506	485
TravelCenters, fractional share ●§	0.70	-
Tupperware q	12,836	264
Under Armour, Class A ●q	7,424	137
Urban Outfitters ●q	24,248	378
Warnaco Group ●	10,039	227
Wendy's/Arby's Group, Class A	89,309	450
Williams-Sonoma q	19,174	152
		17,975

Consumer Staples - 4.3%
Alberto-Culver	18,209	445
BJ's Wholesale Club ●	12,965	372
Church & Dwight q	14,385	766
Corn Products International	16,232	376
Energizer Holdings ●q	12,573	599
Flowers Foods q	17,550	377
Hansen Natural ●	16,088	539
Hormel Foods	15,866	473
Lancaster Colony	4,767	174
NBTY ●	11,017	208
PepsiAmericas	13,279	214
Ralcorp Holdings ●	12,328	730
Ruddick	7,085	170
Smithfield Foods ●q	25,981	308
Tootsie Roll Industries	6,159	147
Universal	5,936	182
		6,080

Energy - 6.4%
Arch Coal	31,301	475
Bill Barrett ●	7,024	155
Cimarex Energy	18,220	453
Comstock Resources ●	9,983	381
Denbury Resources ●	53,039	649
Encore Acquisition ●	11,596	315
Exterran Holdings ●q	13,723	304
FMC Technologies ●q	28,156	833
Forest Oil ●	21,321	320
Frontier Oil	23,026	329
Helix Energy Solutions Group ●	20,005	103
Helmerich & Payne q	22,471	505
Mariner Energy ●	19,507	193
Newfield Exploration ●	27,931	536
Oceaneering International ●	12,176	420
Overseas Shipholding Group	5,982	214
Patriot Coal ●q	13,701	70
Patterson-UTI Energy	33,457	320
Plains Exploration & Production ●	24,629	520
Pride International ●	37,635	607
Quicksilver Resources ●q	24,146	167
Superior Energy Services ●q	17,586	274
Tidewater q	12,173	506
Unit ●	10,329	258
		8,907

Financials - 17.6%
Affiliated Managers Group ●q	8,932	359
Alexandria Real Estate Equities - REIT	6,727	399
AMB Property - REIT	21,709	350
American Financial Group	14,628	248
AmeriCredit ●q	28,734	135
Apollo Investment q	30,929	203
Arthur J. Gallagher	20,404	481
Associated Banc q	29,046	455
Astoria Financial	17,873	162
BancorpSouth	15,777	298
Bank of Hawaii q	11,662	418
BRE Properties - REIT q	10,887	276
Brown & Brown	24,402	467
Camden Property Trust - REIT q	12,172	321
Cathay General Bancorp	10,832	138
City National q	8,782	304
Colonial BancGroup q	37,960	30
Commerce Bancshares	14,598	510
Cousins Properties - REIT q	9,724	93
Cullen/Frost Bankers	11,883	520
Duke Realty - REIT	30,653	282
Eaton Vance q	26,782	513
Equity One - REIT q	8,280	118
Essex Property Trust - REIT q	6,013	397
Everest Re Group	13,929	878
Federal Realty Investment Trust - REIT	12,769	646
Fidelity National Financial, Class A	47,038	688
First American	20,422	446
First Niagara Financial Group	22,806	298
FirstMerit	18,724	303
Fulton Financial q	35,516	249
GATX q	10,601	255
Hanover Insurance Group	11,250	455
HCC Insurance Holdings	24,699	578
Highwoods Properties - REIT	13,750	310
Horace Mann Educators	9,496	89
Hospitality Properties Trust - REIT q	19,621	263
International Bancshares	11,145	203
Jefferies Group q	26,122	301
Jones Lang LaSalle	7,549	178
Liberty Property Trust - REIT q	21,328	427
Macerich - REIT q	16,653	245
Mack-Cali Realty - REIT	14,694	299
Mercury General	7,750	300
Nationwide Health Properties - REIT	21,737	555
New York Community Bancorp q	72,821	965
Old Republic International	49,688	513
Omega Healthcare Investors - REIT	15,525	227
PacWest Bancorp	4,617	78
PMI Group q	18,145	25
Potlatch - REIT	8,327	210
Protective Life	15,121	125
Raymond James Financial q	20,310	376
Rayonier - REIT	17,075	503
Realty Income - REIT q	22,815	440
Regency Centers - REIT q	15,316	541
Reinsurance Group America	15,588	555
SEI Investments	29,191	370
SL Green Realty - REIT	12,529	197
StanCorp Financial Group	11,303	292
SVB Financial ●q	7,748	161
Synovus Financial	66,729	264
TCF Financial q	23,959	297
UDR - REIT	29,073	341
Unitrin	11,349	145
Valley National Bancorp q	27,030	352
W.R. Berkley	32,660	865
Waddell & Reed Financial, Class A	18,358	259
Washington Federal	20,164	248
Webster Financial	12,558	52
Weingarten Realty Investors - REIT q	18,325	297
Westamerica Bancorporation q	6,472	277
Wilmington Trust q	14,847	203
		24,621

Healthcare - 11.8%
Advanced Medical Optics ●q	13,417	295
Affymetrix ●	14,934	47
Beckman Coulter	13,412	667
Bio-Rad Laboratories, Class A ●	4,191	266
Cerner ●q	14,098	475
Charles River Laboratories International ●	14,834	362
Community Health Systems ●q	20,703	386
Covance ●q	13,703	529
Edwards Lifesciences ●	12,790	735
Endo Pharmaceuticals Holdings ●q	26,744	601
Gen-Probe ●	11,367	512
Health Management Associates, Class A ●	52,387	83
Health Net ●	23,923	350
Henry Schein ●	18,989	711
Hill-Rom Holdings	13,206	186
Hologic ●q	55,009	649
IDEXX Laboratories ●	13,031	427
Immucor ●	15,364	426
Kindred Healthcare ●	6,938	94
Kinetic Concepts ●q	11,505	277
Lifepoint Hospitals ●	12,804	289
Lincare Holdings ●q	15,925	383
Masimo ●	10,479	291
Medicis Pharmaceutical, Class A	10,932	152
Mine Safety Appliances	5,538	109
Omnicare	22,616	632
Perrigo	16,843	494
Pharmaceutical Product Development q	24,839	593
Psychiatric Solutions ●q	11,899	309
ResMed ●q	16,459	657
Sepracor ●q	24,357	370
STERIS q	14,277	380
Techne	8,149	489
Thoratec ●q	12,218	354
United Therapeutics ●q	4,967	338
Universal Health Services q	11,638	440
Valeant Pharmaceuticals International ●q	17,536	381
Varian ●	7,032	196
VCA Antech ●	17,679	333
Vertex Pharmaceuticals ●q	32,319	1,068
WellCare Health Plans ●	8,997	133
		16,469

Industrials - 15.3%
AGCO ●q	20,023	426
AirTran Holdings ●q	25,650	105
Alaska Air Group ●	8,365	220
Alexander & Baldwin	8,991	198
Alliant Techsystems ●	7,309	591
AMETEK	23,276	744
BE Aerospace ●	19,643	190
Brinks	9,794	259
Bucyrus International	16,309	253
Career Education ●	16,364	357
Carlisle Companies	12,897	241
Clean Harbors ●	4,354	233
Con-way	9,789	216
Copart ●q	13,859	334
Corporate Executive Board	7,753	157
Corrections Corporation of America ●q	27,119	374
Crane	11,097	193
Deluxe	11,339	131
Donaldson	17,120	533
Dycom Industries ●	9,269	63
Federal Signal	10,396	70
FTI Consulting ●q	11,076	454
Graco q	13,765	293
Granite Construction q	7,467	263
Harsco	17,992	427
Herman Miller q	13,506	148
HNI q	10,057	133
Hubbell, Class B	12,651	392
IDEX	17,092	386
ITT Educational Services ●q	6,706	822
J.B. Hunt Transport Services q	17,756	395
JetBlue Airways ●q	38,275	215
Joy Global q	23,391	487
Kansas City Southern ●	19,797	360
KBR	36,733	520
Kelly Services, Class A	4,022	36
Kennametal	17,128	275
Korn/Ferry International ●	9,576	90
Landstar System	10,363	372
Lincoln Electric Holdings	9,365	386
Manpower	17,648	502
MSC Industrial Direct, Class A	10,232	351
Navigant Consulting ●	9,921	142
Nordson q	7,347	222
Oshkosh Truck	15,875	115
Pentair q	21,699	496
Quanta Services ●q	43,170	923
Rollins	9,325	145
Roper Industries q	18,835	775
SAIC ●	44,357	876
Shaw Group ●	17,803	495
Sotheby's Holdings, Class A q	14,414	125
SPX	12,145	511
Teleflex q	8,565	455
Terex ●q	21,126	250
Thomas & Betts ●	10,801	231
Timken	18,579	277
Trinity Industries q	17,520	202
United Rentals ●	13,104	73
URS ●	18,133	617
Waste Connections ●	17,442	506
Werner Enterprises	9,891	148
Westinghouse Air Brake Technologies	10,478	314
Woodward Governor	11,935	245
YRC Worldwide ●q	12,426	36
		21,374

Information Technology - 11.8%
3Com ●	86,262	201
ACI Worldwide ●	8,147	138
Acxiom	14,639	139
ADC Telecommunications ●q	21,089	107
ADTRAN q	13,433	204
Advent Software ●q	4,651	102
Alliance Data Systems ●q	14,680	611
ANSYS ●	19,237	478
Arrow Electronics ●	26,376	503
Atmel ●	104,851	350
Avnet ●	32,407	642
Avocent ●	9,795	141
Broadridge Financial Solutions	29,451	397
Cadence Design Systems ●	59,189	224
CommScope ●q	15,293	221
Cree ●q	18,198	363
Diebold	14,395	357
Digital River ●	8,978	222
DST Systems ●q	9,633	306
F5 Networks ●q	18,366	407
FactSet Research Systems q	8,973	357
Fair Isaac	10,991	140
Fairchild Semiconductor International ●	26,293	120
Gartner, Class A ●	12,870	182
Global Payments	17,357	602
Imation	7,182	70
Ingram Micro, Class A ●q	33,723	414
Integrated Device Technology ●	37,410	215
International Rectifier ●	15,566	212
Intersil, Class A	28,703	267
Jack Henry & Associates	15,997	285
Lam Research ●q	27,068	547
Lender Processing Services	18,343	475
Macrovision Solutions ●	17,213	226
ManTech International ●	4,294	230
Mentor Graphics ●	19,269	90
Metavante Technologies ●	19,155	278
Mettler-Toledo International ●q	6,554	436
MPS Group ●	23,314	141
National Instruments	12,167	261
NCR ●	36,608	459
Palm ●q	22,324	171
Parametric Technology ●	24,816	223
Plantronics	10,435	106
Polycom ●	19,512	274
RF Micro Devices ●	62,933	68
Semtech ●q	14,412	169
Silicon Laboratories ●q	10,658	245
SRA International, Class A ●	7,698	126
Sybase ●	19,054	520
Synopsys ●	30,198	559
Tech Data ●	12,137	220
Trimble Navigation ●	26,157	388
ValueClick ●	18,981	119
Vishay Intertechnology ●	40,777	121
Western Digital ●	47,274	694
Wind River Systems ●	16,743	133
Zebra Technologies, Class A ●	15,110	254
		16,510

Materials - 6.6%
Airgas	17,800	629
Albemarle	19,910	443
AptarGroup	14,809	456
Ashland	14,407	116
Cabot Microelectronics	14,823	198
Carpenter Technology	9,645	159
Chemtura	54,111	41
Cliffs Natural Resources q	24,917	577
Commercial Metals	25,465	293
Cytec Industries q	8,862	181
Ferro	9,167	36
FMC	16,524	737
Greif, Class A	7,438	225
Louisiana Pacific	23,417	49
Lubrizol	15,080	515
Martin Marietta Materials q	9,404	757
Minerals Technologies	4,402	166
Olin	15,189	213
Packaging Corporation of America	19,622	279
Reliance Steel & Aluminum	14,021	310
RPM International	25,400	313
Scotts Miracle-Gro, Class A	9,383	302
Sensient Technologies	9,922	213
Sonoco Products	22,049	506
Steel Dynamics q	35,381	376
Temple-Inland q	21,269	121
Terra Industries q	22,227	455
Valspar q	21,494	373
Worthington Industries	14,509	146
		9,185

Telecommunication Services - 0.7%
Cincinnati Bell ●	53,463	74
NeuStar, Class A ●	16,212	221
Telephone & Data Systems	23,054	704
		999

Utilities - 8.7%
AGL Resources q	16,870	520
Alliant Energy	27,855	803
Aqua America q	28,586	593
Black Hills	7,697	204
DPL	25,810	556
Energen	15,644	457
Great Plains Energy q	24,069	459
Hawaiian Electric Industries	19,549	424
IDACORP	9,178	267
MDU Resources Group q	39,552	787
National Fuel Gas	17,167	514
Northeast Utilities	33,241	791
NSTAR	23,750	803
NV Energy	49,665	533
OGE Energy	20,301	501
ONEOK q	23,459	686
PNM Resources	18,920	190
Puget Energy	29,120	856
Southern Union	25,088	323
UGI	23,714	602
Vectren	16,707	431
Westar Energy	22,331	448
WGL Holdings	10,644	342
		12,090

Total Common Stocks
(Cost $179,231)		134,210

Short-Term Investments - 3.4%
Money Market Fund - 1.8%
First American Prime Obligations Fund, Class Z ±	2,463,122	2,463
U.S. Treasury Obligation - 1.6%
U.S. Treasury Bill ☐	PAR
0.263%, 06/04/2009	$2,320	2,318
Total Short-Term Investments
(Cost $4,782)		4,781
Investment Purchased with Proceeds from Securities Lending - 28.1%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
(Cost $39,261)	39,260,895	39,261
Total Investments ◆ - 127.6%
(Cost $223,274)		178,252
Other Assets and Liabilities, Net - (27.6)%		(38,531)
Total Net Assets - 100.0%		$139,721

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held fair valued securities as described in footnote §.

●	Non-income producing security.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $36,555 at January 31, 2009.
§
Security is fair valued and illiquid.  A security is considered illiquid if it may not be sold or disposed of within the ordinary course of business within seven days at approximately the price at which it is valued.  As of January 31, 2009, the value of this investment was $0 or 0.0% of total net assets.

				Date
	Security	Shares		Acquired		Cost Basis
	TravelCenters, fractional share	0.70		10/2001		—
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $223,274. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$17,535
	Gross unrealized depreciation		(62,557)
	Net unrealized depreciation		$(45,022)

REIT -	Real Estate Investment Trust

	Schedule of Open Futures Contracts

				Number of	Notional
			Settlement	Contracts	Contract	Unrealized
	Description		Month	Purchased	Value	Depreciation
	S&P Mid Cap 400 Futures		March 2009	21	5,222	$(107)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the type of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 175,934	$ (107)
Level 2 - Other significant observable inputs	2,318	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 178,252	$ (107)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Small Cap Index Fund

DESCRIPTION	SHARES	VALUE s
Common Stocks - 90.9%
Consumer Discretionary - 10.3%
1-800-Flowers.com, Class A ●	1,466	$4
99 Cents Only Stores ●	2,628	22
Aaron Rents q	2,539	56
Aeropostale ●	3,774	80
AFC Enterprises ●	1,504	7
AH Belo, Class A	1,147	2
Ambassadors Group	1,074	9
American Apparel ●	1,911	4
American Axle & Manufacturing Holdings	2,577	3
American Greetings, Class A	2,749	12
American Public Education ●	597	23
America's Car-Mart ●	544	5
Amerigon ●	1,218	4
Ameristar Casinos	1,400	13
Andersons q	996	16
Arbitron	1,469	22
ArvinMeritor	4,158	7
Asbury Automotive Group	1,731	6
ATC Technology ●	1,189	16
Avatar Holdings ●	332	9
Bally Technologies ●	3,087	62
Beazer Homes USA ●q	2,213	2
Bebe Stores	2,165	12
Belo, Class A	4,990	7
Big 5 Sporting Goods	1,341	7
BJ's Restaurants ●	835	9
Blockbuster, Class A ●q	10,193	13
Blount International ●	2,192	18
Blue Nile ●q	757	15
Bluegreen ●	713	1
Blyth	1,361	5
Bob Evans Farms	1,579	28
Borders Group	3,281	1
Brookfield Homes q	523	1
Brown Shoe	2,416	11
Brunswick	4,942	14
Buckle q	1,307	28
Buffalo Wild Wings ●	1,003	23
Build-A-Bear Workshop ●q	884	4
Cabelas ●q	2,216	12
Cache ●	658	1
California Pizza Kitchen ●	1,374	14
Callaway Golf	3,700	28
Capella Education Company ●	796	44
Carters ●	3,193	54
Casual Male Retail Group ●	2,021	1
Cato, Class A	1,554	21
Cavco Industries ●	350	9
CEC Entertainment ●	1,125	26
Champion Enterprise ●	4,279	2
Charlotte Russe Holding ●	1,176	6
Charming Shoppes ●	6,391	7
Charter Communications, Class A ●q	23,017	2
Cheesecake Factory ●	3,337	29
Cherokee	464	7
Chico's FAS ●	9,879	39
Children's Place Retail Stores ●	1,307	25
Christopher & Banks	1,974	8
Churchill Downs	519	18
Cinemark Holdings	1,435	11
Citadel Broadcasting ●	9,338	2
Citi Trends ●	805	8
CKE Restaurants	2,989	25
CKX ●	2,897	9
Coinstar ●	1,529	35
Coldwater Creek ●	3,211	9
Collective Brands ●	3,606	38
Columbia Sportswear q	682	20
Conn's ●q	530	6
Cooper Tire & Rubber	3,323	16
Core Mark Holding ●	435	8
Corinthian Colleges ●q	4,767	89
Courier	621	10
Cox Radio ●	1,662	8
Cracker Barrel Old Country ●	1,249	22
Crocs ●q	4,659	6
Crown Media Holdings, Class A ●q	1,579	3
CSS Industries	403	6
Cumulus Media, Class A ●q	1,911	3
Dana Holding ●	5,542	4
Deckers Outdoor ●	731	38
Denny's ●	6,342	11
DG Fastchannel ●	783	11
Dillard's, Class A	3,094	13
DineEquity	982	9
Dolan Media ●	1,429	7
Domino's Pizza ●	2,213	15
Dorman Products ●q	594	6
Dover Downs Gaming & Entertainment	701	2
Dover Motorsports	821	1
Dress Barn ●q	2,518	22
Drew Industries ●	1,085	9
Drugstore.com ●	4,532	4
DSW ●q	749	7
Einstein Noah Restaurant Group ●	238	2
Entercom Communications q	1,626	2
Entravision Communications ●	3,498	3
Ethan Allen Interiors q	1,388	16
Exide Technologies ●	4,212	15
FGX International Holdings Limited ●	757	9
Finish Line, Class A	2,369	11
Fisher Communications	294	4
Fossil ●	2,539	29
Fred's	2,235	23
Fuel Systems Solutions ●q	677	18
Fuqi International ●	529	3
Furniture Brands International	2,621	5
Gaiam, Class A ●	967	3
Gaylord Entertainment ●q	2,286	24
Genesco ●	1,065	16
GenTek ●	463	6
G-III Apparel Group ●	740	4
Global Sources ●	873	4
Grand Canyon Education ●	452	8
Gray Television q	2,321	1
Great Wolf Resorts ●	1,496	3
Group 1 Automotive q	1,277	13
GSI Commerce ●q	1,324	11
Gymboree ●	1,606	39
Harte-Hanks	1,990	13
Haverty Furniture	1,044	8
Hayes Lemmerz International ●	5,483	1
Helen of Troy ●	1,558	16
hhgregg ●	677	5
Hibbett Sports ●q	1,696	23
Hooker Furniture	499	4
Hot Topic ●	2,448	21
Hovnanian Enterprises, Class A ●q	2,555	4
Iconix Brand Group ●q	3,228	27
Insight Enterprises ●	2,625	14
Interactive Data	2,066	47
Interface, Class A	2,936	12
iRobot ●q	970	7
Isle of Capri Casinos ●	859	2
J. Crew Group ●q	2,372	24
Jack in the Box ●q	3,290	74
JAKKS Pacific ●	1,533	28
Jo-Ann Stores ●	1,431	18
Jos. A. Bank Clothiers ●q	1,027	28
Journal Communications, Class A	2,166	4
K12 ●	341	5
Kenneth Cole Productions	537	3
Kimball International	1,732	12
Knology ●q	1,563	7
Krispy Kreme Doughnuts ●	3,554	5
K-Swiss, Class A	1,479	16
Landry's Restaurants	648	4
La-Z-Boy q	2,633	3
LeapFrog Enterprises ●	2,041	4
Lear ●	3,972	4
Lee Enterprises q	2,409	1
Libbey	825	1
Life Time Fitness ●q	1,950	29
Lin TV, Class A ●	1,404	1
Lincoln Educational Services ●	242	4
Live Nation ●	4,276	22
Lodgian ●	991	2
Luby's ●	1,169	5
Lululemon Athletica ●	1,017	7
Lumber Liquidators ●	510	5
M/I Homes q	773	7
Maidenform Brands ●	1,223	11
Marcus	1,100	11
Marine Products	968	4
MarineMax ●	922	2
Martha Stewart Living ●	1,388	3
Marvel Entertainment ●	2,761	76
Matthews International, Class A q	1,846	72
McClatchy q	3,086	2
Media General, Class A q	1,141	2
Mediacom Communications ●q	2,582	14
Men's Wearhouse	2,890	34
Meritage Homes ●	1,732	19
Midas ●	779	7
Modine Manufacturing	1,807	5
Monarch Casino & Resort ●	703	7
Monro Muffler Brake	967	23
Morgans Hotel Group ●	1,523	6
Movado Group	899	7
National Cinemedia	2,356	24
National Presto Industries	243	16
Nautilus ●	1,846	3
Netflix ●q	2,278	82
New York & Company ●	1,324	3
NutriSystem q	1,710	22
O'Charleys	1,013	3
Orbitz Worldwide ●	2,017	6
Outdoor Channel Holdings ●	886	5
Overstock.com ●	856	9
Oxford Industries	784	5
P.F. Chang's China Bistro ●q	1,220	22
Pacific Sunwear of California ●q	3,672	5
Palm Harbor Homes ●	665	2
Papa John's International ●	1,084	21
PC Mall ●	600	2
Pep Boys - Manny, Moe & Jack	2,362	7
Perry Ellis International ●	687	3
PetMed Express ●	1,287	19
Pier 1 Imports ●	5,025	2
Pinnacle Entertainment ●	3,357	23
Playboy Enterprises, Class B ●	1,374	2
Polaris Industries q	1,897	40
Pool	2,677	42
Prestige Brand Holdings ●	1,664	11
Primedia	1,761	3
Quantum Fuel Systems Technologies Worldwide ●q	4,645	4
Quiksilver ●	7,056	15
Raser Technologies ●q	2,655	10
RC2 ●	983	6
RCN ●	2,042	8
Red Robin Gourmet Burgers ●	1,003	12
Regis	2,294	26
Rent-A-Center ●q	3,736	55
Retail Ventures ●	1,568	4
Rex Stores ●	493	3
RHI Entertainment ●	369	2
Rick's Cabaret International ●	319	1
Riviera Holdings ●	570	2
Ruby Tuesday ●	2,854	4
Russ Berrie and Company ●	946	2
Ruth's Chris Steak House ●	997	1
Ryland Group q	2,374	37
Sally Beauty Holdings ●q	5,324	25
Sauer-Danfoss	658	5
Scholastic q	1,345	15
Sealy	2,495	5
Shoe Carnival ●	516	4
Shuffle Master ●	2,984	10
Shutterfly ●	1,067	7
Sinclair Broadcast Group, Class A	2,573	5
Six Flags ●q	4,009	1
Skechers U.S.A., Class A ●	1,839	18
Skyline	389	8
Smith & Wesson ●	2,038	5
Sonic Automotive, Class A q	1,535	3
Sonic ●	3,326	32
Spartan Motors	1,816	8
Speedway Motorsports	713	10
Stage Stores	2,147	15
Stamps.com ●	768	6
Standard-Pacific ●	5,617	8
Steak 'N Shake ●q	1,529	9
Stein Mart ●	1,402	2
Steiner Leisure ●	920	23
Steinway Musical Instruments ●	540	6
Steven Madden ●	989	17
Stoneridge ●	826	2
Superior Industries International q	1,249	13
SYMS ●	360	2
Systemax q	607	6
Talbots	1,348	3
Tempur-Pedic International q	4,215	30
Tenneco Automotive ●	2,610	5
Texas Roadhouse, Class A ●q	3,127	24
thinkorswim Group ●	2,937	22
Timberland, Class A ●	2,676	29
TiVo ●	5,750	41
Town Sports International Holdings ●	964	2
Tractor Supply ●	1,865	63
True Religion Apparel ●q	955	11
Tuesday Morning ●	1,584	2
Tupperware q	3,415	70
Tween Brands ●	1,346	4
Ulta Salon, Cosmetics & Fragrance ●	1,102	6
Under Armour, Class A ●q	1,845	34
Unifi ●	2,449	5
UniFirst	779	20
Universal Electronics ●	787	9
Vail Resorts ●q	1,658	39
Valassis Communications ●	2,648	3
VistaPrint ●	2,472	57
Visteon ●	7,340	1
Volcom ●q	1,018	8
Warnaco Group ●	2,548	58
Wendy's/Arby's Group, Class A	21,244	107
Wet Seal, Class A ●q	5,195	14
Weyco Group	394	11
Winnebago Industries	1,697	9
WMS Industries ●q	2,457	55
Wolverine World Wide	2,742	50
Wonder Auto Technology ●	798	2
World Wrestling Entertainment	1,243	12
Xerium Technologies ●	1,125	1
Zale ●q	1,789	2
Zumiez ●q	1,100	8
		4,192

Consumer Staples - 3.7%
Agfeed Industries ●	1,076	2
Alico	268	7
Alliance One International ●	5,484	13
American Dairy ●q	397	5
American Oriental Bioengineering ●q	3,456	17
Arden Group, Class A	63	7
B & G Foods	1,090	5
Boston Beer, Class A ●	457	12
Cadiz ●	590	5
Calavo Growers	562	7
Cal-Maine Foods q	714	19
Casey's General Stores	2,839	60
Central Garden & Pet, Class A ●	3,545	21
Chattem ●q	962	65
China Sky One Medical ●q	394	6
Chiquita Brands International ●	2,385	33
Coca-Cola Bottling	276	12
Darling International ●	4,562	21
Diamond Foods	870	22
Elizabeth Arden ●	1,378	8
Farmer Brothers	339	7
Flowers Foods	4,362	94
Fresh Del Monte Produce ●q	2,275	55
Great Atlantic & Pacific Tea ●	1,990	14
Green Mountain Coffee Roasters ●q	1,011	39
Griffin Land & Nurseries	186	6
Hain Celestial Group ●q	2,198	33
HQ Sustainable Maritime Industries ●	361	3
Imperial Sugar	698	8
Ingles Markets, Class A	672	10
Inter Parfums	761	5
J&J Snack Foods	802	28
Lancaster Colony	1,074	39
Lance	1,652	31
Lifeway Foods ●	263	2
M & F Worldwide ●	711	8
Mannatech q	1,108	3
Maui Land & Pineapple ●q	291	3
Nash-Finch q	692	30
National Beverage ●	528	5
Nu Skin Enterprises, Class A	2,617	25
Omega Protein ●	996	4
Pantry ●	1,254	21
Peet's Coffee & Tea ●	793	16
PriceSmart	783	13
Ralcorp Holdings ●	3,172	188
Reddy Ice Holdings	970	2
Ruddick	2,284	55
Sanderson Farms	1,145	41
Schiff Nutrition International ●	523	2
Seaboard	18	18
Smart Balance ●	3,397	25
Spartan Stores q	1,223	23
Star Scientific ●q	3,574	12
Susser Holdings ●	421	5
Synutra International ●	586	5
Tootsie Roll Industries	1,497	36
Treehouse Foods ●q	1,761	46
United Natural Foods ●	2,400	37
Universal	1,425	44
USANA Health Sciences ●	472	11
Vector Group	1,674	24
Village Super Market	306	8
WD-40 Company	833	21
Weis Markets	618	19
Winn Dixie Stores ●	3,027	42
Zhongpin ●	1,001	10
		1,523

Energy - 4.1%
Abraxas Petroleum ●	2,277	3
Allis Chalmers Energy ●	1,568	6
Alon USA Energy	605	7
American Oil & Gas ●	1,989	2
APCO Argentina	210	5
Approach Resources ●	503	3
Arena Resources ●	2,134	52
Atlas America	1,946	25
ATP Oil & Gas ●	1,555	7
Aventine Renewable Energy ●	1,576	1
Basic Energy Services ●	2,273	22
Berry Petroleum, Class A	2,389	18
Bill Barrett ●	2,050	45
BMB Munai ●	1,978	2
Bolt Technology ●	468	4
BPZ Energy ●	3,361	19
Brigham Exploration ●	2,910	7
Bristow Group ●q	1,365	33
Bronco Drilling ●	1,301	7
Cal Dive International ●	2,475	16
Callon Petroleum ●	1,273	3
Cano Petroleum ●	4,155	3
Carbo Ceramics q	1,094	39
Carrizo Oil & Gas ●q	1,530	21
Cheniere Energy ●q	2,739	10
Clayton Williams Energy ●	307	12
Clean Energy Fuels ●q	1,200	8
Complete Production Services ●q	2,687	17
Comstock Resources ●q	2,570	98
Concho Resources ●	3,042	77
Contango Oil & Gas Company ●	735	33
Crosstex Energy	2,215	7
CVR Energy ●	1,246	6
Dawson Geophysical ●	474	8
Delek US Holdings	731	5
Delta Petroleum ●q	3,479	15
DHT Maritime q	1,943	12
Double Eagle Petroleum ●	442	3
Dril-Quip ●	1,677	41
Endeavour International ●	6,166	4
Energy Partners ●	1,730	2
Energy XXI (Bermuda)	6,766	5
Evergreen Energy ●q	4,661	3
EXCO Resources ●	8,425	85
FX Energy ●	2,274	7
Gasco Energy ●q	5,288	2
General Maritime ●	2,353	25
GeoGlobal Resources ●q	2,142	2
Geokinetics ●	387	1
Geomet ●	864	1
Georesources ●	342	2
GMX Resources ●	940	21
Golar LNG	1,808	11
Goodrich Petroleum ●	1,273	37
Gran Tierra Energy ●	12,109	34
Greenhunter Energy ●q	232	1
Gulf Island Fabrication	660	8
GulfMark Offshore ●	1,272	30
Gulfport Energy ●	1,422	5
Harvest Natural Resources ●	1,993	8
Hornbeck Offshore Services ●	1,307	23
Houston American Energy	808	2
ICO ●	1,502	4
International Coal Group ●q	7,177	17
Ion Geophysical ●	4,734	7
James River Coal ●	1,510	20
Knightsbridge Tankers	886	13
Lufkin Industries	862	30
Matrix Service ●	1,433	8
McMoRan Exploration ●	3,368	23
Meridian Resource ●	4,938	2
Mitcham Industries ●	531	2
Natco Group ●	1,085	19
National Coal ●	1,416	2
Natural Gas Services Group ●	657	6
Newpark Resources ●	5,031	21
NGP Capital Resources	1,221	10
Northern Oil & Gas ●	1,034	3
Oilsands Quest ●q	9,908	10
Pacific Ethanol ●q	2,398	1
Panhandle Oil And Gas	398	8
Parallel Petroleum ●	2,280	6
Parker Drilling ●	6,223	13
Penn Virginia q	2,347	48
Petroleum Development ●q	819	14
PetroQuest Energy ●	2,695	17
PHI ●	712	9
Pioneer Drilling ●	2,789	14
PrimeEnergy ●	51	2
Quest Resource ●	1,555	1
RAM Energy Resources ●	2,612	2
Rentech ●	9,283	6
Resource America, Class A	768	3
Rex Energy ●	938	2
Rosetta Resources ●	2,903	18
RPC	1,869	14
Ship Finance International q	2,247	26
Stone Energy ●	1,768	15
SulphCo ●	2,934	2
Superior Well Services ●	908	8
Swift Energy ●	1,709	26
T-3 Energy Services ●	699	9
Teekay Tankers, Class A	732	9
Toreador Resources ●	947	2
Tri Valley ●q	1,216	2
Trico Marine Service ●q	712	4
TXCO Resources ●q	1,930	3
Union Drilling ●	761	4
Vaalco Energy ●	3,605	27
Venoco ●	1,134	3
Warren Resources ●	3,289	6
Western Refining	1,619	19
Westmoreland Coal ●q	516	5
Willbros Group ●	2,175	21
World Fuel Services	1,622	55
		1,642

Financials - 19.1%
1st Source q	834	15
Abington Bancorp	1,325	9
Acadia Realty Trust - REIT	1,682	20
Advance America Cash Advance Centers	2,500	4
Advanta, Class B	2,076	2
Agree Realty - REIT	436	6
Alexander's - REIT	132	25
Ambac Financial Group q	16,185	18
AMCORE Financial	1,416	2
American Campus Communities - REIT	2,119	45
American Capital Agency - REIT	541	11
American Equity Investment Life Holding q	3,463	23
American Physicians Capital q	502	21
American Safety Insurance Holdings ●	576	7
Ameris Bancorp	671	5
Amerisafe ●q	978	18
Ames National	349	8
Ampal-American Israel, Class A ●	1,101	1
Amtrust Financial Services	881	7
Anchor Bancorp q	1,162	2
Anthracite Capital - REIT q	3,599	6
Anworth Mortgage Asset - REIT	4,473	28
Apollo Investment q	7,962	52
Arbor Realty Trust - REIT q	769	1
Ares Capital	5,481	26
Argo Group International Holdings ●	1,720	53
Arrow Financial	502	12
Ashford Hospitality Trust - REIT	6,493	9
Aspen Insurance Holdings q	4,596	102
Associated Estates Realty - REIT	786	6
Assured Guaranty	3,267	25
Baldwin & Lyons, Class B	402	7
BancFirst q	411	15
Banco Latinoamericano de Exportaciones	1,390	15
BancTrust Financial Group q	950	8
Bank Mutual	3,041	27
Bank of the Ozarks q	688	16
BankFinancial	836	8
Banner	785	2
Beneficial Mutual Bancorp ●	1,775	17
Berkshire Hills Bancorp	560	13
BGC Partners, Class A	1,895	5
BioMed Realty Trust - REIT	4,510	50
Blackrock Kelso Capital q	704	6
Boston Private Financial Holdings q	3,080	14
Broadpoint Securities ●	1,309	3
Brookline Bancorp	3,346	32
Bryn Mawr Bank	373	7
Calamos Asset Management	1,416	8
Camden National	417	10
Capital City Bank Group q	662	11
Capital Southwest q	178	16
Capital Trust - REIT	905	2
Capitol Bancorp q	862	5
CapLease - REIT	2,512	4
Capstead Mortgage - REIT	2,858	30
Cardinal Financial	1,309	7
Cardtronics ●	651	1
Care Investment Trust - REIT	719	6
Cascade Bancorp q	1,384	3
Cash America International	1,631	30
Castlepoint Holdings	1,814	25
Cathay General Bancorp q	2,754	35
Cedar Shopping Centers - REIT	2,510	15
Centerstate Banks of Florida	500	7
Central Pacific Financial	1,626	11
Chemical Financial	1,312	30
Chimera Investment - REIT	7,614	25
Citizens & Northern	486	8
Citizens Bank ●q	5,858	7
Citizens ●q	2,025	16
City Bank q	748	2
City Holdings	1,106	28
Clifton Savings Bancorp	589	6
CNA Surety ●q	1,001	17
CoBiz q	1,117	5
Cogdell Spencer - REIT	546	5
Cohen & Steers q	938	10
Colonial BancGroup q	11,300	9
Colonial Properties Trust - REIT q	2,571	19
Columbia Banking System	1,020	9
Community Bank System	1,991	36
Community Trust Bancorp	793	22
Compass Diversified Trust	1,345	15
CompuCredit ●q	1,128	4
Consolidated-Tomoka Land	330	10
Corporate Office Properties Trust - REIT q	2,156	57
Corus Bankshares q	2,031	2
Cousins Properties - REIT q	2,616	25
Crawford & Company ●q	1,307	12
Credit Acceptance ●	335	6
CVB Financial	3,732	34
Danvers Bancorp	967	12
DCT Industrial Trust - REIT q	9,445	34
Delphi Financial Group, Class A q	2,323	35
Diamond Hill Investment Group	112	6
DiamondRock Hospitality - REIT	5,140	21
Dime Community Bancshares	1,308	13
Dollar Financial ●q	1,314	10
Donegal Group, Class A	937	13
Doral Financial ●	296	2
DuPont Fabros Technology - REIT	942	4
East West Bancorp q	3,580	34
EastGroup Properties - REIT	1,204	37
Education Realty Trust - REIT	1,478	7
eHealth ●q	1,406	19
EMC Insurance Group	349	7
Employers Holdings q	2,788	38
Encore Bancshares ●	349	2
Encore Capital Group ●	896	5
Enstar Group ●q	356	19
Enterprise Financial Services	555	6
Entertainment Properties Trust - REIT q	1,843	42
Epoch Holdings	540	3
Equity Lifestyle Properties - REIT	1,318	50
Equity One - REIT q	2,278	32
Essa Bancorp	921	12
Evercore Partners q	551	6
Extra Space Storage - REIT	4,381	36
Ezcorp ●	2,188	30
F.N.B. q	4,470	35
Farmers Capital Bank	336	6
FBL Financial Group, Class A	695	7
FBR Capital Markets ●	1,631	6
FCStone Group ●	1,271	5
Federal Agricultural Mortgage, Class C	583	2
FelCor Lodging Trust - REIT	3,465	5
Fifth Street Finance	561	4
Financial Federal	1,451	32
Financial Institutions	594	5
First Acceptance ●	1,142	3
First Bancorp - North Carolina	718	10
First Bancorp of Puerto Rico q	3,981	28
First Bancorp	469	7
First Busey q	1,378	12
First Cash Financial Services ●	1,102	19
First Commonwealth Financial q	4,320	41
First Community Bancshares - Nevada	608	10
First Financial - Indiana q	709	23
First Financial Bancorp - Ohio	1,958	16
First Financial Bankshares q	1,186	53
First Financial Holdings	853	13
First Financial Northwest	1,239	11
First Industrial Realty Trust - REIT q	2,363	13
First Marblehead ●q	3,748	4
First Merchants	939	15
First Mercury Financial ●	596	7
First Midwest Bancorp q	2,739	27
First Niagara Financial Group	5,990	78
First Place Financial	961	3
First Potomac Realty Trust - REIT	1,528	13
First South Bancorp	443	4
FirstBank, fractional share ●¥+	0.29	—
FirstFed Financial ●q	772	1
FirstMerit	4,563	74
Flagstar Bancorp ●q	2,934	2
Flagstone Reinsurance Holdings q	719	6
Flushing Financial	1,560	12
Forestar Real Estate Group ●	2,009	22
Fox Chase Bancorp ●	345	3
FPIC Insurance Group ●q	524	20
Franklin Street Properties - REIT	3,332	38
Friedman Billings Ramsey Group - REIT ●q	8,475	2
Frontier Financial q	2,631	5
FX Real Estate & Entertainment ●q	527	—
GAMCO Investors q	410	13
Getty Realty - REIT	1,252	26
GFI Group	4,116	13
Glacier Bancorp	3,140	48
Gladstone Capital	1,180	10
Gladstone Investment	1,197	6
Glimcher Realty Trust - REIT q	2,095	4
Gramercy Capital - REIT	2,257	3
Greene County Bancshares q	711	7
Greenhill & Company	1,030	67
Greenlight Capital ●	1,625	20
Grubb & Ellis	2,063	1
Guaranty Bancorp ●	2,881	4
Guaranty Financial Group ●q	4,120	6
Hallmark Financial Services ●	331	3
Hancock Holding	1,402	38
Hanmi Financial	2,596	5
Harleysville Group	815	23
Harleysville National	2,068	19
Harris & Harris Group ●	1,221	4
Hatteras Financial - REIT	690	17
Healthcare Realty Trust - REIT q	3,046	50
Heartland Financial USA	895	12
Hercules Technology Growth Capital	1,781	12
Heritage Commerce	858	6
Hersha Hospitality Trust - REIT	2,702	7
Highwoods Properties - REIT	3,336	75
Hilltop Holdings ●q	2,668	27
Home Bancshares	719	15
Home Properties - REIT	2,010	72
Horace Mann Educators	2,655	25
IBERIABANK q	754	32
Independence Holdings	395	1
Independent Bank	876	16
Infinity Property & Casualty	921	35
Inland Real Estate - REIT	3,017	30
Integra Bank	1,139	2
Interactive Brokers Group ●	2,273	35
International Assets Holding ●	228	2
International Bancshares	2,809	51
Investors Bancorp ●q	2,082	22
Investors Real Estate Trust - REIT q	2,664	26
IPC Holdings	2,792	72
JER Investment Trust - REIT q	1,272	1
Kansas City Life Insurance	248	8
KBW ●	1,572	30
Kearny Financial	1,168	13
Kite Realty Group Trust - REIT	1,807	8
Knight Capital Group, Class A ●	5,480	99
Kohlberg Capital	940	3
LaBranche ●	3,127	21
Ladenburg Thalman Financial Services ●q	5,621	4
Lakeland Bancorp q	1,430	11
Lakeland Financial	686	14
LaSalle Hotel Properties - REIT	2,202	18
Lexington Corporate Properties Trust - REIT	4,184	19
Life Partners Holdings	322	12
LTC Properties - REIT	1,047	22
Maguire Properties - REIT ●	2,268	5
Maiden Holdings	2,532	12
MainSource Financial Group	1,013	10
MarketAxess Holdings ●q	1,702	13
Max Capital Hamilton q	3,208	55
MB Financial	1,885	31
MCG Capital	4,102	3
Meadowbrook Insurance Group	3,146	19
Medallion Financial	806	5
Medical Properties Trust - REIT	4,361	20
Meridian Interstat Bancorp ●	580	5
Meruelo Maddux Properties ●	2,398	1
MFA Mortgage Investments - REIT	11,102	64
Mid-America Apartment Communities - REIT	1,446	43
Midwest Banc Holdings q	1,224	1
Mission West Properties - REIT	891	6
Monmouth Real Estate Investment, Class A - REIT	421	3
Montpelier Holdings	5,407	76
Move ●	7,241	12
MVC Capital	1,371	14
Nara Bancorp	1,219	7
NASB Financial q	288	6
National Financial Partners	2,232	6
National Health Investors - REIT	1,214	32
National Interstate	266	4
National Penn Bancshares, fractional shares ●¥+	0.50	—
National Penn Bancshares q	4,565	44
National Retail Properties - REIT	4,046	58
National Western Life Insurance, Class A q	114	14
Navigators Group ●q	650	33
NBT Bancorp q	1,813	41
Nelnet, Class A q	920	13
NewAlliance Bancshares	6,347	70
Newcastle Investment - REIT q	2,863	2
Newstar Financial ●	1,298	4
Northfield Bancorp	1,067	11
NorthStar Realty Finance - REIT q	3,390	13
Northwest Bancorp q	957	18
NYMAGIC q	228	4
OceanFirst Financial	479	6
Ocwen Financial ●	1,990	18
Odyssey RE Holdings	1,353	64
Old National Bancorp q	3,736	48
Old Second Bancorp q	757	7
OMEGA Healthcare Investors - REIT	4,224	62
One Liberty Properties - REIT	331	2
optionsXpress Holdings	2,371	26
Oriental Financial Group	1,318	7
Oritani Financial ●q	704	10
Pacific Capital Bancorp q	2,602	28
Pacific Continental	578	7
PacWest Bancorp	1,326	22
Park National q	641	35
Parkway Properties - REIT	965	14
Patriot Capital Funding	1,140	3
Peapack-Gladstone Financial q	451	10
PennantPark Investment	1,002	3
Pennsylvania Commerce Bancorp ●	281	6
Pennsylvania Real Estate - REIT q	1,595	7
Penson Worldwide ●q	949	6
Peoples Bancorp - Ohio	629	6
Phoenix Companies	6,456	11
Pinnacle Financial Partners ●q	1,226	29
Piper Jaffray Companies ●	1,093	31
Platinum Underwriters Holdings	2,709	75
PMA Capital ●	1,906	10
PMI Group	4,584	6
Post Properties - REIT	2,471	32
Potlatch - REIT	2,231	56
PremierWest Bancorp	1,051	4
Presidential Life	1,216	12
Primus Guaranty ●q	1,293	2
PrivateBancorp q	1,215	18
ProAssurance ●	1,580	75
Prospect Capital q	1,422	15
Prosperity Bancshares	2,127	58
Provident Bankshares q	1,870	12
Provident Financial Services	3,153	34
Provident New York Bancorp q	2,388	23
PS Business Parks - REIT	939	40
Pzena Investment Management	345	1
Radian Group	4,362	14
RAIT Financial Trust - REIT q	3,470	6
Ramco-Gershenson Properties Trust - REIT	1,374	7
Realty Income - REIT q	5,718	110
Redwood Trust - REIT	1,782	23
Renasant	1,137	14
Republic Bancorp - Kentucky, Class A q	604	11
Resource Capital - REIT	1,110	3
Riskmetrics Group ●	1,203	15
RLI	1,119	63
Rockville Financial	499	6
Roma Financial	476	5
S&T Bancorp q	1,292	33
Safety Insurance Group	764	27
Sanders Morris Harris Group	1,098	5
Sandy Spring Bancorp q	912	13
Santander Bancorp	259	2
Saul Centers - REIT	672	22
SCBT Financial	545	15
SeaBright Insurance Holdings ●	1,197	12
Seacoast Banking q	1,039	5
Selective Insurance Group	3,182	49
Senior Housing Properties Trust - REIT	6,461	105
Shore Bancshares	456	8
Sierra Bancorp q	410	5
Signature Bank ●	1,675	43
Simmons First National, Class A	721	18
Smithtown Bancorp q	534	7
South Financial Group q	4,105	8
Southside Bancshares	746	14
Southwest Bancorp - Oklahoma	917	10
Sovran Self Storage - REIT	1,080	28
State Auto Financial	956	21
State Bancorp	777	5
StellarOne q	1,225	16
Sterling Bancorp	1,304	14
Sterling Bancshares q	3,896	22
Sterling Financial - Washington q	2,928	5
Stewart Information Services	987	15
Stifel Financial ●	1,363	48
Strategic Hotels & Resorts - REIT	4,166	6
Stratus Properties ●	336	3
Suffolk Bancorp	629	19
Sun Bancorp - New Jersey ●	1,036	6
Sun Communities - REIT q	1,465	18
Sunstone Hotel Investors - REIT	3,095	13
Susquehanna Bancshares q	4,736	52
SVB Financial ●q	1,680	35
SWS Group	1,400	21
SY Bancorp q	841	19
Tanger Factory Outlet Centers - REIT	1,946	59
Tejon Ranch ●	635	14
Texas Capital Bancshares ●q	1,455	16
Thomas Properties Group	1,228	2
Thomas Weisel Partners Group ●	1,177	4
Tompkins Trustco	346	17
Tower Group	1,259	32
Townebank Portsmouth q	1,127	23
TradeStation Group ●	1,771	10
TriCo Bancshares	872	18
TrustCo Bank Corporation of New York	3,827	26
Trustmark	2,795	57
UCBH Holdings q	6,233	15
UMB Financial	1,686	65
Umpqua Holdings q	3,365	33
Union Bankshares	934	15
United American Indemnity ●	1,146	12
United Bankshares q	2,120	44
United Capital ●	101	2
United Community Banks q	2,214	11
United Community Financial	1,401	1
United Financial Bancorp	965	13
United Fire & Casualty	1,235	25
United Security Bancshares q	435	4
Universal American Financial ●	2,172	21
Universal Health Realty Income Trust - REIT	866	26
Univest Corporation of Pennsylvania	849	19
Urstadt Biddle Properties, Class A - REIT	1,658	25
US Global Investors	698	3
U-Store-It Trust - REIT	2,774	10
Validus Holdings q	3,542	81
Virtus Investment Partners Inc. ●	322	2
Viewpoint Financial	609	9
W Holding	119	1
Washington Real Estate Investment Trust - REIT q	2,733	65
Washington Trust Bancorp	577	9
Waterstone Financial ●	389	1
WesBanco	1,463	30
West Bancorp q	945	8
West Coast Bancorp - Oregon	1,126	3
Westamerica Bancorporation q	1,572	67
Western Alliance Bancorp ●q	1,077	8
Westfield Financial	1,724	17
Westwood Holdings	291	8
Wilshire Bancorp	1,310	9
Winthrop Realty Trust - REIT	624	6
Wintrust Financial	1,263	17
World Acceptance ●q	909	17
WSFS Financial	373	10
Yadkin Valley Financial q	622	6
Zenith National Insurance	2,094	59
		7,759

Healthcare - 14.6%
Abaxis ●	1,194	19
ABIOMED ●	1,698	23
ACADIA Pharmaceuticals ●q	1,818	2
Accuray ●	2,036	13
Acorda Therapeutics ●	2,086	51
Acura Pharmaceuticals ●q	442	2
Adolor ●	2,497	5
Affymax ●	568	7
Affymetrix ●	3,886	12
Air Methods ●	647	13
Akorn ●q	3,092	7
Albany Molecular Research ●	1,421	12
Alexion Pharmaceuticals ●q	4,301	159
Alexza Pharmaceuticals ●	1,346	4
Align Technology ●q	3,470	27
Alkermes ●	5,391	62
Alliance Imaging ●	1,428	13
Allos Therapeutics ●	2,989	23
Allscripts Healthcare Solutions	7,787	66
Almost Family ●q	345	11
Alnylam Pharmaceuticals ●q	1,991	42
Alphatec Holdings ●	1,351	3
AMAG Pharmaceuticals ●q	951	34
Amedisys ●q	1,494	62
American Medical Systems ●	4,105	44
AMERIGROUP ●	3,021	85
Amicus Therapeutics ●q	232	2
AMN Healthcare Services ●	1,944	13
Amsurg, Class A ●	1,525	30
Analogic	734	18
AngioDynamics ●	1,311	18
Ardea Biosciences ●	682	8
Arena Pharmaceuticals ●	4,005	17
Ariad Pharmaceuticals ●	3,918	7
ArQule ●	2,270	9
Array BioPharma ●	2,618	10
Assisted Living Concept ●	3,193	13
Athenahealth ●q	1,165	42
Atrion	81	7
Auxilium Pharmaceuticals ●q	2,321	71
Biodel ●	582	3
BioForm Medical ●	1,185	1
Biomimetic Therapeutics ●	719	6
Bio-Rad Laboratories, Class A ●	1,068	68
Bio-Reference Laboratories ●	723	18
BMP Sunstone ●q	1,666	6
Bruker BioSciences ●	3,341	13
Cadence Pharmaceuticals ●	1,091	8
Caliper Life Sciences ●	2,592	3
Cantel Medical ●	599	9
Capital Senior Living ●	1,382	4
Caraco Pharmaceutical Laboratories ●	907	4
Cardiac Science ●	1,054	6
Cardionet ●	243	6
Catalyst Health Solutions ●	1,787	40
Celera ●	4,407	37
Celldex Therapeutics ●	809	6
Cell Genesys ●	4,656	1
Centene ●	2,449	43
Cepheid ●	3,213	24
Chemed	1,345	54
Chindex International ●	598	4
Clinical Data ●	563	4
Columbia Labs ●	2,539	3
Computer Programs & Systems	436	11
Conceptus ●q	1,638	24
CONMED ●	1,441	23
Corvel ●	482	9
Cougar Biotechnology ●	840	25
Cross Country Healthcare ●	1,651	12
CryoLife ●	1,508	12
Cubist Pharmaceuticals ●q	3,105	66
CV Therapeutics ●	3,426	54
Cyberonics ●	1,329	20
Cynosure ●	518	4
Cypress Bioscience ●	2,035	17
Cytokinetics ●	1,847	4
Cytori Therapeutics ●	1,080	5
Datascope	922	49
Dendreon ●q	5,259	18
DepoMed ●	2,605	6
Dexcom ●	1,422	5
Discovery Laboratories ●	5,412	6
Durect ●	4,616	13
Dyax ●	3,015	10
Eclipsys ●q	3,067	27
Emergency Medical Services ●	478	16
Emergent Biosolutions ●q	734	16
Emeritus ●	1,067	9
Ensign Group	451	7
Enzo Biochem ●	1,742	9
Enzon ●q	2,211	14
eResearchTechnology ●	2,420	14
ev3 ●	3,965	21
Exactech ●	372	5
Exelixis ●q	5,885	29
Facet Biotech ●	1,336	8
Five Star Quality Care ●	1,726	3
Genomic Health ●	712	15
Genoptix ●	451	15
Gentiva Health Services ●	1,553	39
Geron ●q	4,291	34
Greatbatch ●	1,237	29
GTx ●q	1,026	11
Haemonetics ●	1,375	81
Halozyme Therapeutics ●	3,401	20
Hanger Orthopedic Group ●	1,465	20
Hansen Medical ●	924	4
Healthsouth ●q	4,964	49
Healthspring ●	2,788	49
Healthways ●	1,915	26
HMS Holdings ●	1,355	42
Human Genome Sciences ●	7,643	14
ICU Medical ●	689	21
Idenix Pharmaceuticals ●q	1,726	10
Idera Pharmaceuticals ●	1,114	8
I-Flow ●	1,328	5
Immucor ●q	3,921	109
ImmunoGen ●	2,862	12
Immunomedics ●	3,544	4
Incyte ●	4,217	12
Indevus Pharmaceuticals ●	4,270	23
Inspire Pharmaceuticals ●	2,289	9
Insulet ●	995	8
Integra LifeSciences ●q	934	26
InterMune ●	1,783	20
Invacare	1,766	34
inVentiv Health ●	1,865	18
IPC The Hospitalist ●	300	6
IRIS International ●	998	10
Isis Pharmaceuticals ●q	5,052	71
Javelin Pharmaceuticals ●	2,712	3
Jazz Pharmaceuticals ●	306	—
Kendle International ●	743	14
Kensey Nash ●q	597	12
Kindred Healthcare ●	1,568	21
K-V Pharmaceutical, Class A ●	2,035	1
Lexicon Pharmaceuticals ●	4,355	5
LHC Group ●	794	21
Life Sciences Research ●	474	3
Ligand Pharmaceuticals ●	4,913	10
Luminex ●q	2,327	47
Magellan Health Services ●q	1,986	72
MannKind ●q	2,478	9
Map Pharmaceuticals ●	424	4
Marshall Edwards ●q	1,028	—
Martek Biosciences q	1,810	48
Masimo ●q	2,599	72
Maxygen ●	1,406	12
Medarex ●	7,147	43
MedAssets ●	793	12
MedCath ●	863	5
Medical Action Industries ●	864	7
Medicines ●q	2,866	37
Medicis Pharmaceutical, Class A	3,110	43
Medivation ●q	1,439	27
Meridian Bioscience	2,267	48
Merit Medical Systems ●	1,480	23
Metabolix ●	1,071	9
Micrus Endovascular ●	769	9
Middlebrook Pharmaceutical ●q	1,944	3
Mine Safety Appliances	1,682	33
Molecular Insight Pharmaceuticals ●	960	3
Molina Healthcare ●q	813	14
Momenta Pharmaceuticals ●	1,478	16
MWI Veterinary Supply ●	479	10
Myriad Genetics ●	2,519	188
NABI Biopharmaceuticals ●	3,583	15
Nanosphere ●	699	3
National Healthcare	380	17
National Research	97	2
Natus Medical ●	1,496	12
Nektar Therapeutics ●	5,175	21
Neogen ●	783	21
Neurocrine Biosciences ●	1,897	6
Nighthawk Radiology Holdings ●	1,393	6
Novavax ●	2,727	4
Noven Pharmaceuticals ●	1,315	13
NPS Pharmaceuticals ●	2,561	16
NuVasive ●	2,005	75
NxStage Medical ●	950	3
Obagi Medical Products ●	963	6
Odyssey Healthcare ●	2,106	21
Omnicell ●	1,846	14
Onyx Pharmaceuticals ●q	3,113	95
Opko Health ●	2,603	3
Optimer Pharmaceuticals ●	1,439	15
OraSure Technologies ●	2,623	8
Orexigen Therapeutics ●	1,087	4
Orthofix International ●	957	15
Orthovita ●	3,591	10
OSI Pharmaceuticals ●q	3,201	114
Osiris Therapeutics ●q	823	17
Owens & Minor	2,304	92
Pain Therapeutics ●	1,813	12
Palomar Medical Technologies ●	990	9
Par Pharmaceutical Companies ●	2,026	25
PAREXEL International ●	3,120	31
PDL BioPharma	6,681	43
PharmaNet Development Group ●	1,083	1
Pharmasset ●	829	9
Pharmerica ●	1,650	27
POZEN ●	1,455	10
Progenics Pharmaceutical ●	1,445	11
Protalix Biotherapeutics ●	585	1
PSS World Medical ●q	3,560	57
Psychiatric Solutions ●q	3,103	81
Questcor Pharmaceuticals ●q	3,041	20
Quidel ●	1,534	19
Radnet ●q	1,158	4
Regeneron Pharmaceuticals ●	3,500	61
RehabCare Group ●	1,011	14
Repligen ●	1,685	7
Res-Care ●	1,260	17
Rexahn Pharmaceuticals ●q	1,584	1
Rigel Pharmaceuticals ●q	2,043	14
RTI Biologics ●	2,916	7
Salix Pharmaceuticals ●	2,695	22
Sangamo BioSciences ●q	1,986	8
Savient Pharmaceuticals ●q	3,037	17
Seattle Genetics ●	3,418	34
Sequenom ●q	3,391	75
Sirona Dental Systems ●	1,046	13
Skilled Healthcare Group, Class A ●	1,215	10
Somanetics ●	711	10
SonoSite ●	1,016	19
Spectranetics ●	1,872	6
Stereotaxis ●q	1,529	4
STERIS q	3,429	91
Stewart Enterprises, Class A q	5,516	19
Sucampo Pharmaceuticals ●	495	2
Sun Healthcare Group ●	2,409	27
Sunrise Senior Living ●q	2,474	3
SurModics ●q	780	15
Symmetry Medical ●	1,835	13
Synovis Life Technologies ●	676	11
Synta Pharmaceuticals ●q	908	8
Targacept ●	984	2
Theravance ●q	2,920	38
Thoratec ●q	3,074	89
TomoTherapy ●q	2,221	6
TranS1 ●	662	4
Triple-S Management ●q	770	11
U.S. Physical Therapy ●	644	8
United Therapeutics ●q	1,272	86
Valeant Pharmaceuticals International ●q	3,592	78
Varian ●	1,600	45
ViroPharma ●	4,190	50
Virtual Radiologic ●	380	3
Vision-Sciences ●q	913	1
Vital Images ●	972	11
Vivus ●	3,874	19
Vnus Medical Technologies ●	705	11
Volcano ●	2,664	35
West Pharmaceutical Services q	1,819	60
Wright Medical Group ●q	2,049	43
XenoPort ●	1,408	37
XOMA ●	7,465	5
Zoll Medical ●	1,170	19
ZymoGenetics ●	2,321	10
		5,933

Industrials - 14.8%
3D Systems ●	967	6
A.O. Smith	1,117	31
AAON	706	13
AAR ●q	2,169	39
ABM Industries	2,448	36
ACCO Brands ●	3,056	6
Aceto	1,326	12
Actuant, Class A	3,128	52
Acuity Brands	2,309	62
Administaff	1,305	28
Advanced Battery Technologies ●	2,211	6
Advisory Board ●	929	16
AeroVironment ●q	555	21
Aircastle q	2,633	11
AirTran Holdings ●q	6,600	27
Akeena Solar ●q	1,132	2
Alamo Group	335	4
Alaska Air Group ●	2,029	53
Albany International, Class A	1,634	16
Allegiant Travel ●q	770	28
Altra Holdings ●	1,432	10
Amerco ●	524	16
American Commercial Lines ●	2,037	8
American Ecology	918	18
American Railcar Industries q	529	4
American Reprographics ●	1,974	12
American Science & Engineering	560	44
American Superconductor ●q	2,485	40
American Woodmark	760	11
Ameron International	518	26
Ampco-Pittsburgh	463	9
Amrep ●	117	3
Apogee Enterprises	1,593	16
Applied Industrial Technology	2,386	38
Applied Signal Technology	682	12
Argon ST ●	789	15
Arkansas Best q	1,277	30
Ascent Solar Technologies ●q	405	1
Asset Acceptance Capital ●q	966	4
Astec Industries ●	994	24
Atlas Air Worldwide Holdings ●	749	11
Axsys Technologies ●	492	21
AZZ ●	667	15
Badger Meter	816	19
Baldor Electric	2,582	36
Barnes Group	2,677	30
Beacon Power ●q	4,666	2
Beacon Roofing Supply ●q	2,499	32
Bowne & Company	1,424	4
Brady, Class A	2,811	59
Briggs & Stratton q	2,796	41
Builders FirstSource ●q	467	1
CAI International ●	398	1
Capstone Turbine ●q	8,152	7
Cascade	547	13
Casella Waste Systems ●	1,201	3
CBIZ ●	2,501	20
CDI	722	8
Celadon Group ●	1,232	10
Cenveo ●	2,847	11
Ceradyne ●	1,485	34
Chart Industries ●	1,585	13
China Architectural Engineering ●	1,010	1
China BAK Battery ●	1,839	3
China Direct ●	369	—
China Precision Steel ●	931	1
China Security & Surveillance Technology ●q	1,480	8
Circor International	941	21
CLARCOR	2,826	86
Clean Harbors ●	1,073	57
Coleman Cable ●	424	1
Colfax ●	1,206	11
Columbus McKinnon ●	1,071	14
Comfort Systems USA	2,319	24
Commercial Vehicle Group ●	1,320	1
COMSYS IT Partners ●	932	2
Consolidated Graphics ●	540	9
Cornell ●	602	9
CoStar Group ●q	1,058	31
CRA International ●	658	14
Cubic	858	23
Curtiss-Wright	2,525	82
Deluxe	2,906	34
Dollar Thrifty Automotive ●	1,218	1
Ducommun	572	11
Duff & Phelps, Class A ●q	593	8
DXP Enterprises ●	389	5
Dycom Industries ●	2,347	16
Dynamex ●	632	7
Dynamic Materials	718	9
DynCorp International ●	1,586	24
Eagle Bulk Shipping q	2,537	14
Electro Rent	1,187	13
EMCOR Group ●q	3,799	78
Encore Wire q	1,198	20
Ener1 ●q	2,026	9
Energy Conversion Devices ●q	2,570	65
Energy Recovery ●q	834	5
EnergySolutions	1,801	8
EnerSys ●	1,539	14
ENGlobal ●	1,526	5
Ennis Business Forms	1,649	18
EnPro Industries ●	1,240	23
ESCO Technologies ●	1,463	52
Esterline Technologies ●	1,646	59
Evergreen Solar ●q	8,076	18
Exponent ●	760	19
Federal Signal	2,708	18
First Advantage ●	556	7
Flanders ●	871	4
Flow International ●	2,104	3
Force Protection ●	3,820	23
Forward Air q	1,577	32
Franklin Electric	1,290	34
FreightCar America	692	13
FuelCell Energy ●	3,778	15
Fuel-Tech ●	954	10
Furmanite ●	1,975	7
Fushi Copperweld ●	781	4
G&K Services, Class A	1,010	19
Genco Shipping & Trading q	1,359	21
GenCorp ●	3,216	9
Genesee & Wyoming, Class A ●	1,720	47
Geo Group ●	2,854	42
GeoEye ●	1,015	18
Gevity HR	1,252	3
Global Cash Access Holdings ●q	2,263	6
Global Traffic Network ●	641	3
Gorman-Rupp	803	21
Graham	555	6
Granite Construction q	1,850	65
Great Lakes Dredge & Dock	2,159	7
Greenbrier Companies	887	5
Griffon ●	2,339	23
GT Solar International ●	1,707	6
H & E Equipment Services ●	899	6
Harbin Electric ●q	319	2
Hawaiian Holdings ●	2,224	9
Healthcare Services Group	2,370	36
Heartland Express	3,006	40
HEICO q	1,220	48
Heidrick & Struggles International q	961	15
Herley Industries ●	732	8
Herman Miller q	3,167	35
Hexcel ●	5,414	45
Hill International ●	1,270	7
HNI q	2,508	33
Horizon Lines, Class A	1,806	6
Houston Wire & Cable q	1,003	7
Hub Group ●q	2,085	47
Hudson Highland Group ●	1,401	3
Hurco ●	361	5
Huron Consulting Group ●	1,078	54
ICF International ●	360	9
ICT Group ●	489	2
II-VI ●	1,343	25
InnerWorkings ●q	1,714	6
Insituform Technologies, Class A ●q	1,552	29
Insteel Industries	987	8
Integrated Electrical Services ●	430	4
Interline Brands ●	1,756	14
International Shipholding	327	7
Jackson Hewitt Tax Service	1,562	21
JetBlue Airways ●	9,671	54
Kadant ●	780	8
Kaman	1,436	27
Kaydon	1,744	47
Kelly Services, Class A	1,424	13
Kenexa ●	1,369	9
Key Technology ●	306	4
Kforce ●	1,730	11
Knight Transportation	3,302	44
Knoll	2,626	18
Korn/Ferry International ●	2,597	24
K-Tron International ●q	132	9
LaBarge ●	662	7
Ladish ●	859	10
Lawson Products	212	4
Layne Christensen ●	1,074	17
LB Foster ●	628	17
Learning Tree International ●	485	4
LECG ●	1,409	5
Lindsay Manufacturing q	667	17
LMI Aerospace ●	471	5
LSI Industries	1,364	6
Lydall ●	901	3
Marten Transport ●	1,002	18
MasTec ●	2,424	26
McGrath Rentcorp	1,300	27
Medis Technologies ●	1,764	1
Mercury Computer Systems ●	1,274	8
Met Pro	816	9
Metalico ●q	1,354	3
Michael Baker ●	412	14
Microvision ●q	3,839	6
Middleby ●q	1,012	23
Mobile Mini ●	1,979	25
Moog, Class A ●	2,387	72
Mueller Industries	2,078	42
Mueller Water Products, Class A	6,447	44
Multi Color	494	5
NACCO Industries, Class A	327	10
Navigant Consulting ●	2,726	39
NCI Building Systems ●	1,105	13
Nordic American Tanker Shipping q	1,926	55
Nordson q	1,887	57
Odyssey Marine Exploration ●	2,608	10
Old Dominion Freight Line ●	1,576	40
Omega Flex	170	3
On Assignment ●	1,922	9
Orbital Sciences ●	3,304	55
Orion Energy Systems ●	495	2
Orion Marine Group ●	1,169	12
Pacer International q	1,963	17
Park-Ohio Holdings ●	427	2
Patriot Transportation Holdings ●q	88	6
Perini ●	2,823	59
PHH ●	2,984	33
Pico Holdings ●	877	22
Pike Electric ●	918	10
Plug Power ●	4,346	4
PMFG ●	719	5
Polypore International ●	865	6
Portfolio Recovery Associates ●q	788	19
Powell Industries ●	437	10
Power-One ●	3,956	4
Powersecure International ●	918	4
Preformed Line Products	147	4
Pre-Paid Legal Services ●	482	16
PRG-Schultz International ●	814	3
Princeton Review ●q	725	4
Protection One ●q	337	1
The Provident Service ●	683	1
Quanex Building Products	2,077	18
Raven Industries	896	20
RBC Bearings ●	1,201	22
Regal-Beloit	1,815	62
Republic Airways Holdings ●	1,973	16
Resources Connection ●q	2,737	40
Robbins & Myers	1,617	28
Rollins	2,211	34
RSC Holdings ●q	2,581	18
Rush Enterprises ●	1,851	17
Saia ●	760	8
Schawk	1,017	8
School Specialty ●	1,017	17
Simpson Manufacturing q	2,099	42
SkyWest	3,293	52
Sotheby's Holdings, Class A q	3,801	33
Spherion ●	3,096	4
Standard Parking ●	454	9
Standard Register	918	7
Standex International	626	10
Stanley ●	494	15
Sterling Construction ●	625	11
Sun Hydraulics q	653	10
TAL International Group q	673	7
Taleo, Class A ●	1,163	10
TBS International ●	587	6
Team ●	1,002	20
Tecumseh Products, Class A ●	885	7
Teledyne Technologies ●	1,985	55
Teletech Holdings ●	2,217	18
Tennant	915	12
Tetra Tech ●q	3,321	77
Textainer Group Holdings	520	5
Thermadyne Holdings ●	726	3
Titan International	1,933	15
Titan Machinery ●	398	4
TransDigm Group ●	1,861	63
Tredegar	1,346	22
Trex ●q	851	13
Trimas ●	819	1
Triumph Group q	933	42
TrueBlue ●	2,481	21
Twin Disc	485	3
UAL ●	7,027	66
Ultralife Batteries ●	681	5
Ultrapetrol Bahamas ●	1,411	3
United Stationers ●	1,298	36
Universal Forest Products	930	20
Universal Technical Institute ●	1,313	23
Universal Truckload Services ●	334	4
US Airways Group ●	6,419	36
Valence Technology ●q	2,750	5
Viad	1,155	26
Vicor	1,000	5
Volt Information Sciences ●	843	5
VSE	217	6
Wabash National	1,720	5
Waste Connections ●q	4,119	120
Waste Services ●	1,288	7
Watsco q	1,319	44
Watson Wyatt & Company Holdings	2,352	109
Watts Water Technologies, Class A	1,635	36
Werner Enterprises	2,483	37
Westinghouse Air Brake Technologies q	2,732	82
Woodward Governor	3,313	68
YRC Worldwide ●q	3,197	9
		6,019

Information Technology - 15.1%
3Com ●	22,575	53
3PAR ●	1,477	13
Accelrys ●	1,452	5
ACI Worldwide ●	1,967	33
Acme Packet ●	1,473	6
Actel ●	1,327	12
Actuate ●	2,949	11
Acxiom q	3,447	33
Adaptec ●	6,823	19
ADTRAN q	3,094	47
Advanced Analogic Technologies ●	2,475	7
Advanced Energy Industries ●	1,848	17
Advent Software ●q	993	22
Agilysys	1,240	4
Airvana ●	1,307	7
American Software, Class A	1,221	5
Amkor Technology ●	6,103	14
ANADIGICS ●	3,504	7
Anaren ●	948	11
Anixter International ●	1,671	45
Applied Micro Circuits ●q	3,749	15
Arcsight ●	374	3
Ariba ●	4,786	37
Arris Group ●	6,983	50
Art Technology Group ●	7,094	12
AsiaInfo Holdings ●	1,907	17
Asyst Technologies ●	2,714	1
Atheros Communications ●	3,348	40
ATMI ●	1,811	24
Audiovox ●	891	4
Authentec ●	1,358	2
Avanex ●q	729	1
Avid Technology ●q	1,686	17
Avocent ●	2,505	36
Axcelis Technologies ●	5,308	2
Bankrate ●q	718	24
Bel Fuse	566	9
Belden	2,468	32
Benchmark Electronics ●	3,776	44
Bidz ●q	314	1
Black Box	889	19
Blackbaud	2,503	28
Blackboard ●	1,731	44
Blue Coat Systems ●	1,855	18
Bookham ●	5,463	2
Bottomline Technologies ●	1,190	8
Brightpoint ●	2,791	13
Brooks Automation ●	3,555	16
Cabot Microelectronics ●	1,225	28
CACI International, Class A ●q	1,699	77
Callidus Software ●	1,633	4
Cass Information Systems	371	9
Cavium Networks ●q	1,695	15
Ceva ●	1,091	7
Checkpoint Systems ●	2,198	20
China Fire & Security Group ●q	789	5
China Information Security Technology ●	1,242	4
Chordiant Software ●	1,758	4
CIBER ●	3,025	13
Cirrus Logic ●	3,643	10
Cogent ●	2,256	26
Cognex	2,364	31
Cogo Group ●q	1,396	9
Coherent ●	1,280	23
Cohu	1,141	11
Commvault Systems ●	2,318	31
Compellent Technologies ●q	766	9
comScore ●	1,006	13
Comtech Telecommunications ●q	1,366	53
Comverge ●	1,184	5
Concur Technologies ●q	2,412	60
Constant Contact ●q	1,102	17
CPI International ●	532	4
Cray ●	1,730	3
CSG Systems International ●	1,970	29
CTS	1,913	10
CyberSource ●q	3,892	46
Cymer ●	1,657	34
Daktronics q	1,806	16
Data Domain ●q	1,791	23
DealerTrack Holdings ●q	2,386	27
Deltek ●	681	2
DemandTec ●	1,064	7
Dice Holdings ●	873	3
Digi International ●	1,381	11
Digimarc ●	313	3
Digital River ●	2,078	51
Diodes ●q	1,561	10
Dionex ●	991	50
Divx ●	1,461	7
Double-take Software ●	936	7
DSP Group ●	1,288	8
DTS ●	996	14
EarthLink ●q	6,192	47
Ebix ●	327	7
Echelon ●	1,661	12
Electro Scientific Industries ●	1,628	10
Electronics for Imaging ●	3,022	27
Elixir Gaming Technologies ●¥	3,672	—
EMCORE ●	4,107	5
Emulex ●	4,725	27
EnerNOC ●	524	5
Entegris ●	6,196	9
Entropic Communications ●	506	—
Entrust ●	3,323	5
Epicor Software ●q	3,998	14
EPIQ Systems ●	1,946	34
Euronet Worldwide ●q	2,595	26
Exar ●	2,107	14
Exlservice Holdings ●	789	6
Extreme Networks ●	4,937	9
Fair Isaac	2,744	35
FalconStor Software ●	2,102	7
FARO Technologies ●	904	14
FEI ●	2,058	37
Finisar ●q	22,158	11
FormFactor ●q	2,754	43
Forrester Research ●	959	20
Gartner, Class A ●	3,340	47
Gerber Scientific ●	1,378	4
Globecomm Systems ●	1,093	6
Guidance Software ●	505	2
Hackett Group ●	2,232	6
Harmonic ●	5,269	27
Harris Stratex Networks, Class A ●	1,486	10
Heartland Payment Systems	1,324	12
Hittite Microwave ●	1,059	27
HSW International ●	1,512	—
Hughes Communications ●	390	5
Hutchinson Technology ●	1,503	5
Hypercom ●	2,751	4
i2 Technologies ●q	831	5
iBasis ●	1,722	2
ICx Technologies ●q	743	4
iGATE	1,395	6
Imation	1,669	16
Immersion ●	1,723	9
Infinera ●	5,195	36
Infogroup	1,938	7
Informatica ●	4,955	63
InfoSpace ●	1,925	15
Integral Systems ●	987	11
Interactive Intelligence ●	784	5
Interdigital ●	2,539	82
Intermec ●	3,475	43
Internap Network Services ●	2,822	8
Internet Brands ●q	1,202	6
Internet Capital Group ●	2,167	9
Interwoven ●	2,549	40
Intevac ●	1,269	6
IPG Photonics ●	1,042	10
Isilon Systems ●	1,390	4
Ixia ●	2,304	12
IXYS	1,367	9
J2 Global Communications ●	2,486	49
Jack Henry & Associates	4,338	77
JDA Software ●	1,305	15
Keynote Systems ●	750	7
The Knot ●	1,555	11
Kopin ●	3,742	6
Kulicke & Soffa ●	3,343	5
L-1 Identity Solutions ●	3,644	26
Landauer	548	38
Lattice Semiconductor ●	6,542	10
Lawson Software ●	7,227	31
Limelight Networks ●	1,563	5
Liquidity Services ●	793	6
Littelfuse ●	1,157	18
LoopNet ●	1,613	10
Loral Space & Communications ●	659	9
LTX-Credence ●	7,053	2
Macrovision Solutions ●	4,617	61
Magma Design Automation ●	2,485	3
Manhattan Associates ●	1,444	22
ManTech International ●	1,131	61
Marchex	1,536	8
Mattson Technology ●	2,788	3
Maximus	928	34
Maxwell Technologies ●	990	5
Measurement Specialties ●	859	4
Mentor Graphics ●	5,082	24
Mercadolibre ●	1,427	19
Methode Electronics, Class A	2,128	10
Micrel	2,775	21
MICROS Systems ●	4,560	66
Microsemi ●	4,404	37
MicroStrategy ●	499	19
Microtune ●	3,089	5
Midway Games ●	1,236	—
MIPS Technologies, Class A ●	2,523	4
MKS Instruments ●	2,811	40
ModusLink Global Solutions ●	2,814	7
Monolithic Power Systems ●	1,472	18
Monotype Imaging Holdings ●	818	5
MPS Group ●q	5,465	33
MRV Communications ●	8,525	4
MSC.Software ●	2,536	15
MTS Systems	909	24
Multi-Fineline Electronix ●	480	9
NCI ●	353	11
Ness Technologies ●	2,127	8
Net 1 UEPS Technologies ●q	2,585	35
Netezza ●	2,139	13
NETGEAR ●q	1,949	22
Netlogic Microsystems ●	971	21
NetScout Systems ●	1,599	23
NetSuite ●q	360	3
Neutral Tandem ●	903	14
Newport ●	2,016	11
Nextwave Wireless ●	2,628	1
NIC	2,251	12
Novatel Wireless ●	1,746	10
NVE ●	252	8
Omniture ●q	3,521	32
OmniVision Technologies ●q	3,081	21
Online Resources ●	1,563	5
OpenTV ●	4,877	6
Oplink Communications ●	972	7
OPNET Technologies ●	715	6
Opnext ●	1,077	3
Orbcomm ●q	1,715	3
OSI Systems ●	966	14
OYO Geospace ●	247	4
Palm ●q	6,003	46
Parametric Technology ●	6,498	58
Park Electrochemical	1,023	18
ParkerVision ●q	1,248	2
PC Connection ●	476	2
PC-Tel	1,161	8
Pegasystems	685	9
Perficient ●	1,791	7
Pericom Semiconductor ●	1,239	8
Perot Systems, Class A ●	4,881	63
Phase Forward ●q	2,414	33
Phoenix Technologies ●	1,493	4
Photronics ●	2,443	4
Plantronics	2,762	28
Plexus ●	2,230	32
PLX Technology ●	1,589	3
PMC-Sierra ●	12,341	60
Polycom ●	4,868	68
Power Integrations ●q	1,675	33
Powerwave Technologies ●q	7,357	3
Presstek ●	1,497	3
Progress Software ●	2,326	40
PROS Holdings ●	698	4
QAD	871	2
Quality Systems q	980	37
Quantum ●	11,202	6
Quest Software ●	3,055	38
Rackable Systems ●	1,676	7
Rackspace Hosting ●q	974	5
Radiant Systems ●	1,442	5
RadiSys ●	1,177	6
RealNetworks ●	4,948	14
Renaissance Learning	410	3
RF Micro Devices ●	14,729	16
RightNow Technologies ●q	1,569	9
Rimage ●	525	7
Riverbed Technology ●	3,139	32
Rofin-Sinar Technologies ●	1,662	28
Rogers ●	988	24
Rubicon Technology ●	720	4
Rudolph Technologies ●	1,684	5
S1 ●	2,610	17
Safeguard Scientifics ●	7,556	5
Sanmina - SCI ●	29,724	10
Sapient ●	4,956	21
SAVVIS ●q	2,121	14
ScanSource ●q	1,449	27
SeaChange International ●	1,542	9
Semitool ●	1,243	3
Semtech ●q	3,457	41
Shoretel ●	2,349	9
Sigma Designs ●	1,497	15
Silicon Image ●	4,096	15
Silicon Storage Technology ●	4,693	10
SiRF Technology Holdings ●q	3,290	3
Skyworks Solutions ●q	9,127	39
Smart Modular Technologies ●	2,704	3
Smith Micro Software ●	1,676	9
Solera Holdings ●q	2,911	70
Sonic Solutions ●	1,715	2
SonicWALL ●	2,981	11
Sonus Networks ●q	11,393	15
Sourcefire ●	1,085	7
Spansion ●	6,918	—
SPSS ●	956	25
SRA International, Class A ●	2,400	39
Standard Microsystems ●	1,286	18
Starent Networks ●q	1,666	25
STEC ●q	1,772	8
Stratasys ●q	1,156	12
SuccessFactors ●q	1,214	8
Super Micro Computer ●	1,200	6
Supertex ●	626	14
Supportsoft ●	2,509	5
Switch & Data Facilities ●	1,113	8
Sybase ●	4,473	122
Sycamore Networks ●	10,706	25
Sykes Enterprises ●	1,790	30
Symmetricom ●	2,939	11
Synaptics ●q	1,904	45
Synchronoss Technologies ●	1,239	11
SYNNEX ●	945	15
Syntel	700	15
Take-Two Interactive Software	4,304	30
TASER International ●	3,532	18
Technitrol	2,333	5
Techtarget ●	755	3
Techwell ●	790	4
Tekelec ●	3,652	45
Telecommunication Systems ●	1,826	13
Terremark Worldwide ●	2,913	10
Tessera Technologies ●	2,709	32
TheStreet.com	1,089	3
THQ ●	3,762	15
TIBCO Software ●	10,522	56
TNS ●	1,498	12
Trident Microsystems ●	3,415	6
TriQuint Semiconductor ●	8,112	16
TTM Technologies ●q	2,351	14
Tyler Technologies ●q	2,053	26
Ultimate Software Group ●	1,389	19
Ultra Clean Holdings ●	950	1
Ultratech ●q	1,310	15
Unica ●	770	4
United Online	4,234	26
Universal Display ●q	1,620	12
UTStarcom ●q	6,185	9
ValueClick ●	4,860	30
VASCO Data Security International ●	1,504	10
Veeco Instruments ●	1,799	9
VeriFone Holdings ●q	3,826	18
ViaSat ●	1,418	31
Vignette ●	1,555	11
Virtusa ●	479	4
Vocus ●	871	13
Volterra Semiconductor ●	1,375	10
Web.com Group ●	1,499	5
Websense ●	2,528	28
Wind River Systems ●	4,032	32
Wright Express ●	2,173	25
Zoran ●	2,924	17
Zygo ●	901	5
		6,128

Materials - 3.6%
A. Schulman	1,529	23
A.M. Castle & Company q	924	8
Abitibibowater ●q	2,976	2
AEP Industries ●	290	4
Allied Nevada Gold ●	2,441	12
AMCOL International	1,444	21
American Vanguard	1,189	17
Apex Silver Mines ●q¥	3,309	—
Arch Chemicals	1,369	31
Balchem	980	22
Boise ●	1,998	1
Brush Engineered Metals ●	1,142	14
Buckeye Technologies ●	2,212	6
BWAY Holding Company ●	404	3
Calgon Carbon ●	2,841	36
Cambrex ●	1,438	5
Clearwater Paper ●	715	8
Coeur D'Alene Mines ●q	31,086	22
Compass Minerals International q	1,814	109
Deltic Timber	582	23
Ferro	2,448	10
Flotek Industries ●	1,268	4
General Moly ●q	3,540	3
General Steel Holdings ●	583	2
Gibraltar Industries	1,517	15
Glatfelter	2,552	22
GrafTech International ●	6,728	54
Graphic Packaging Holding ●	8,154	7
H.B. Fuller q	2,988	42
Haynes International ●	667	12
Headwaters ●q	2,351	11
Hecla Mining ●q	9,471	25
Horsehead Holding ●	1,954	8
Innophos Holdings	581	9
Innospec	1,309	6
Kaiser Aluminum	882	22
Kapstone Paper & Packaging ●	972	2
Koppers Holdings	1,166	19
Landec ●	1,298	7
Louisiana Pacific q	5,783	12
LSB Industries ●	981	7
Mercer International ●q	1,686	2
Minerals Technologies	1,058	40
Myers Industries	1,597	10
Neenah Paper	792	5
NewMarket Group q	754	24
NL Industries	381	4
NN	861	1
Northwest Pipe ●	512	18
Olin	4,186	59
Olympic Steel	506	8
OM Group ●q	1,710	33
Penford	611	5
PolyOne ●	5,223	11
Quaker Chemical	558	6
Rock-Tenn, Class A	2,135	67
Rockwood Holdings ●	2,335	18
Royal Gold	1,558	75
RTI International Metals ●	1,288	17
Schweitzer-Mauduit International	839	18
Sensient Technologies	2,357	51
ShengdaTech ●q	1,660	5
Silgan Holdings	1,390	64
Solutia ●	5,298	21
Spartech	1,651	5
Stepan	344	13
Stillwater Mining ●q	2,221	9
Sutor Tech Group ●	413	1
Symyx Technologies ●	1,897	9
Texas Industries	1,306	30
United States Lime & Minerals ●	98	2
Universal Stainless & Alloy ●	370	5
Uranium Resources ●	2,710	2
US Concrete ●	2,226	6
USEC ●q	6,225	32
Verso Paper	760	—
W.R. Grace & Company ●	4,069	23
Wausau-Mosinee Paper	2,580	25
Westlake Chemical q	1,082	15
Worthington Industries	3,602	36
Zep	1,288	14
Zoltek Companies ●	1,541	11
		1,466

Telecommunication Services - 1.2%
Alaska Communications Systems Group q	2,144	18
Aruba Networks ●	2,950	8
Atlantic Tele-Network	513	11
Bigband Networks ●	1,781	9
Cbeyond ●	1,351	21
Centennial Communications, Class A ●	3,653	30
Cincinnati Bell ●	13,993	19
Cogent Communications Group ●q	2,684	18
Consolidated Communications Holdings	1,155	13
EMS Technologies ●	948	23
FairPoint Communications	4,828	13
Fibertower ●q	6,524	1
General Communication, Class A ●	2,979	20
Global Crossing ●	1,462	9
GlobalStar ●	2,354	1
Hungarian Telephone & Cable ●	138	1
ICO Global Communication Holdings ●	5,702	3
IDT ●	2,538	1
Iowa Telecommunication Services	1,593	20
iPCS ●	960	5
NTELOS Holdings	1,674	36
PAETEC Holding ●	6,919	9
Premiere Global Services ●	3,605	35
Shenandoah Telecommunications	1,318	32
Syniverse Holdings ●	2,873	39
Terrestar ●	3,153	2
tw telecom ●	8,238	63
USA Mobility	1,158	12
Virgin Mobile USA, Class A ●	1,673	1
Vonage Holdings ●q	3,533	2
		475

Utilities - 4.4%
ALLETE	1,296	40
American States Water	1,169	40
Avista	2,993	57
Black Hills	2,103	56
California Water Service	1,099	48
Central Vermont Public Service	532	12
CH Energy Group	900	46
Chesapeake Utilities	368	11
CLECO q	3,371	77
Connecticut Water Service	158	4
Consolidated Water	750	9
El Paso Electric ●	2,373	39
Empire District Electric	1,694	30
IDACORP	2,522	73
ITC Holdings	2,766	116
Laclede Group	1,384	63
MGE Energy	1,408	45
Middlesex Water	720	12
New Jersey Resources	2,247	90
Nicor	2,548	87
Northwest Natural Gas	1,245	53
NorthWestern	1,979	48
Ormat Technologies	1,003	31
Otter Tail	1,734	35
Piedmont Natural Gas q	3,729	97
PNM Resources q	4,377	44
Portland General Electric	3,393	66
SJW q	937	25
South Jersey Industries	1,904	71
Southwest Gas	2,149	55
Southwest Water	1,303	6
Synthesis Energy Systems ●	1,431	1
UIL Holdings	1,501	40
UniSource Energy Holding	1,928	54
US Geothermal ●	3,364	3
Westar Energy	5,776	116
WGL Holdings	2,726	88
		1,788

Total Common Stocks
(Cost $48,900)		36,925

Closed-End Fund - 0.0%
Kayne Anderson Energy
(Cost $13)	508	6

Warrants ¥+ - 0.0%
Greenhunter Energy, Warrants	30	—
Lantronix, Warrants	39	—
Pegasus Wireless, Warrants	604	—
(Cost $0)		—

Short-Term Investments - 9.4%
Money Market Fund - 7.1%
First American Prime Obligations Fund, Class Z ±	2,909,099	2,909

U.S. Treasury Obligation - 2.3%
U.S. Treasury Bill	PAR
0.263%, 06/04/2009 ☐	$920	919
Total Short-Term Investments
(Cost $3,829)		3,828

Investments Purchased with Proceeds from Securities Lending - 23.9%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
(Cost $9,734)	9,734,483	9,734

Total Investments ◆ - 124.2%
(Cost $62,476)		50,493
Other Assets and Liabilities, Net - (24.2)%		(9,848)
Total Net Assets - 100.0%		$40,645

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors.  Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system.  When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors.  Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held fair valued securities disclosed in footnote +.

●	Non-income producing security
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $8,879 at January 31, 2009.
¥
Security is illiquid. A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued. As of January 31, 2009, the value of these investments was $0 or 0.0% of total net assets. Information concerning the illiquid securities is as follows:

			Dates
	Security	Shares	Acquired	Cost Basis
	Apex Silver Mines	3,309	6/07 to 11/08	$63
	Elixir Gaming Technologies	3,672	06/08	5
	FirstBank, fractional share	0.29	8/05	—
	Greenhunter Energy, warrants	30.00	8/09	—
	Lantronix, warrants	39	5/08	—
	National Penn Bancshares, fractional share	0.50	10/05	—
	Pegasus Wireless, warrants	604	6/06	—
+	Security is fair valued. As of January 31, 2009, the value of these investments was $0 or 0.0% of total net assets.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts. Yield shown is effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund maintains collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $62,476. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation		$7,810
	Gross unrealized depreciation		(19,793)
	Net unrealized depreciation		$(11,983)

REIT - Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Depreciation
Russell 2000 Futures	March 2009	82	$ 3,629	$ (105)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.  FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities.  Generally, the types of securities included within Level 1 of the fund are investments in open and closed end funds, common stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.)  Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the board of directors.  Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

		Investments	Other
		in	Financial
		Securities	Instruments*
	Level 1 - Quoted prices in active markets for identical assets	$ 49,574	$ (105)
	Level 2 - Other significant observable inputs	919
	Level 3 - Significant unobservable inputs	—	—
	Total	$ 50,493	$ (105)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars rounded to thousands (000)

Quantitative Large Cap Core Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 97.2%
Consumer Discretionary - 9.1%
Abercrombie & Fitch, Class A q	2,089	$37
Bed Bath & Beyond ●	688	16
Best Buy q	4,558	128
Carnival	12,149	221
Coach ●	6,707	98
Comcast, Class A	13,924	204
Expedia ●	25,675	229
Gannett q	53,403	308
Gap q	8,332	94
Genuine Parts	5,482	176
Harley-Davidson q	7,093	86
Home Depot q	17,966	387
J.C. Penney q	2,668	45
Johnson Controls	5,996	75
Jones Apparel Group	22,855	79
Limited Brands q	2,465	20
Lowe's	25,165	460
Macy's q	10,489	94
Mattel	15,402	219
McDonald's	8,973	521
McGraw-Hill	6,526	143
Meredith q	7,539	120
Newell Rubbermaid	13,624	110
News, Class A	46,521	297
Nike, Class B	6,914	313
Nordstrom q	5,452	69
Office Depot ●	6,936	15
Omnicom Group	5,910	153
Sherwin-Williams q	1,791	85
Snap-On	503	15
Stanley Works	4,618	144
Staples q	13,587	217
Target	5,160	161
Time Warner	53,899	503
TJX q	3,590	70
VF	8,068	452
Viacom, Class B ●	12,829	189
Walt Disney q	14,155	293
Washington Post, Class B	118	46
Wyndham Worldwide q	29,720	182
		7,074
Consumer Staples - 10.7%
Altria Group	44,372	734
Archer-Daniels-Midland q	2,916	80
Coca-Cola	23,398	1,000
Costco Wholesale	2,306	104
CVS Caremark	10,354	278
Kimberly-Clark	4,610	237
Kraft Foods, Class A	12,658	355
PepsiCo	14,922	749
Philip Morris International	23,290	865
Procter & Gamble	33,976	1,852
Safeway	3,249	70
Sysco	17,454	389
Walgreen q	17,597	482
Wal-Mart Stores	23,738	1,119
		8,314
Energy - 15.1%
Apache	2,995	225
Baker Hughes	4,933	164
BJ Services q	4,919	54
Chevron	30,790	2,171
ConocoPhillips	21,627	1,028
Devon Energy	1,020	63
ENSCO International	6,314	173
EOG Resources	649	44
Exxon Mobil	68,144	5,212
Halliburton q	1,771	31
Hess q	54	3
Marathon Oil	13,656	372
Murphy Oil	1,403	62
National-Oilwell Varco ●	3,449	91
Noble	14,203	386
Occidental Petroleum	8,953	488
Rowan	12,656	160
Schlumberger q	10,662	435
Spectra Energy	7,194	104
Sunoco q	3,730	173
Tesoro q	5,184	89
Valero Energy	9,102	219
		11,747
Financials - 5.6%
Aflac	1,057	24
Allstate	14,519	315
Ameriprise Financial	9,762	197
Assurant	2,444	65
Bank of America q	48,076	316
Bank of New York Mellon	287	7
Charles Schwab	5,103	69
Chubb	3,615	154
Cincinnati Financial q	10,620	233
CME Group	510	89
Federated Investors, Class B q	4,086	80
Franklin Resources	2,421	117
Hartford Financial Services Group q	8,164	108
JPMorgan Chase	11,343	289
Lincoln National	19,849	300
Loew's	11,318	276
MetLife	13,683	393
NYSE Euronext	4,826	106
Principal Financial Group	11,870	197
Progressive ●	1,637	20
Prudential Financial	12,703	327
Regions Financial	2,866	10
State Street	5,001	116
Torchmark q	4,513	135
Travelers	9,931	384
XL Capital, Class A	5,776	17
		4,344
Healthcare - 15.6%
Abbott Laboratories	14,395	798
Aetna	10,081	313
Amgen q●	13,918	763
Baxter International	4,251	249
Becton, Dickinson & Company	4,909	357
Bristol-Myers Squibb	35,438	759
Cardinal Health q	6,315	238
CIGNA	16,049	279
Coventry Health Care ●	4,756	72
Eli Lilly	19,124	704
Forest Laboratories ●	2,083	52
Hospira ●	48	1
Johnson & Johnson	37,485	2,163
McKesson	2,008	89
Medtronic q	16,217	543
Merck q	37,189	1,062
Pfizer	130,419	1,901
Stryker	7,060	298
UnitedHealth Group q	17,830	505
WellPoint ●	6,268	260
Wyeth	13,391	575
Zimmer Holdings ●	3,934	143
		12,124
Industrials - 13.0%
3M	14,267	767
Avery Dennison	2,519	61
Boeing	14,923	631
Caterpillar q	1,936	60
Cintas q	10,205	232
Cooper Industries, Class A	8,519	229
Danaher q	1,522	85
Deere & Company q	451	16
Dover	7,012	198
Eaton	3,428	151
Emerson Electric	15,578	509
FedEx	4,755	242
General Dynamics	7,758	440
General Electric	115,227	1,398
Goodrich	1,740	67
Honeywell International	11,469	376
Illinois Tool Works	22,095	722
Ingersoll-Rand, Class A	8,245	134
ITT q	1,890	86
Lockheed Martin	5,084	417
Norfolk Southern	2,983	114
Northrop Grumman	11,427	550
Parker Hannifin	4,754	182
Precision Castparts	1,829	119
R.R. Donnelley & Sons	11,249	110
Raytheon	3,376	171
Rockwell Automation	5,444	142
Rockwell Collins	2,799	106
Union Pacific q	5,313	233
United Parcel Service, Class B q	17,938	762
United Technologies q	15,644	751
W.W. Grainger q	855	62
		10,123
Information Technology - 17.4%
Adobe Systems ●	7,733	149
Apple q●	4,946	446
Applied Materials	3,408	32
Automatic Data Processing q	25,205	916
Cisco Systems ●	79,500	1,190
Cognizant Technology Solutions, Class A ●	1,888	35
Computer Sciences ●	9,450	348
Compuware ●	1,975	13
Convergys ●	14,760	111
Corning	11,456	116
Dell q●	25,419	241
eBay ●	21,951	264
EMC ●	18,672	206
Google, Class A ●	2,384	807
Harris	801	35
Hewlett-Packard	28,900	1,004
IBM q	15,216	1,394
Intel	105,598	1,362
Intuit ●	3,532	80
Jabil Circuit	17,649	103
Microsoft	117,987	2,018
Molex	16,434	220
Motorola	34,935	155
Oracle ●	41,220	694
Paychex	14,245	346
QUALCOMM	20,443	706
Teradata ●	6,139	81
Texas Instruments	19,535	292
Total System Services	10,423	132
Tyco Electronics	2,826	40
Xerox	8,251	55
		13,591
Materials - 1.9%
Air Products and Chemicals	1,325	67
Bemis	6,948	157
Dow Chemical q	26,715	309
E.I. du Pont de Nemours	16,464	378
International Paper	8,324	76
Nucor	4,915	200
PPG Industries	5,191	195
Praxair	994	62
Sealed Air	2,736	37
Titanium Metals	2,266	16
		1,497
Telecommunication Services - 4.1%
AT&T	69,953	1,722
CenturyTel	2,688	73
FairPoint Communications	0	0
Verizon Communications q	48,344	1,444
		3,239
Utilities - 4.7%
Ameren q	9,238	307
Consolidated Edison	5,084	207
Dominion Resources q	5,713	201
DTE Energy	749	26
Duke Energy	23,725	359
Edison International	2,161	70
FPL Group	3,855	199
Integrys Energy Group	7,914	330
Nicor	4,257	146
NiSource	17,732	172
Pepco Holdings	1,965	35
PG&E	5,872	227
Pinnacle West Capital	9,439	316
Questar	3,696	126
Sempra Energy	9,144	401
Southern q	10,451	349
Xcel Energy	9,356	173
		3,644
Total Common Stocks
(Cost $96,684)		75,697

Short-Term Investments - 3.9%
Money Market Fund - 3.3%
First American Prime Obligations Fund, Class Z ±	2,542,980	2,543

U.S. Treasury Obligation - 0.6%	PAR
U.S. Treasury Bill
0.263%, 06/04/2009 ☐	500	500
Total Short-Term Investments
(Cost $3,043)		3,043
Investment Purchased with Proceeds from Securities Lending - 18.2%
Mount Vernon Securities Lending Prime Portfolio †	SHARES
(Cost $14,225)	14,225,393	14,225
Total Investments ◆ - 119.3%
(Cost $113,952)		92,965
Other Assets and Liabilities, Net - (19.3)%		(15,068)
Total Net Assets - 100.0%		$77,897

s	Security valuations for the fund’s investments are furnished by an independent pricing service that has been approved by the fund’s
	board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists,
	are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation
	system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures
	established and approved by the fund’s board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at
	their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.
q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $13,322 at
	January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $113,952.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$434
	Gross unrealized depreciation	(21,421)
	Net unrealized depreciation	$(20,987)

	Schedule of Open Futures Contracts

			Number of	Notional
		Settlement	Contracts	Contract	Unrealized
	Description	Month	Sold	Value	Depreciation

	S&P 500 Futures	March 2009	(9)	$(1,851)	$ (48)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, prefered stocks, covertible stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the type of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.
While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

	Investments	Other
	in	Financial
	Securities	Instruments*
Level 1 - Quoted prices in active markets for identical assets	$ 92,465	$ (48)
Level 2 - Other significant observable inputs	500	—
Level 3 - Significant unobservable inputs	—	—
Total	$ 92,965	$ (48)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Quantitative Large Cap Growth Fund

DESCRIPTION	SHARES	VALUEs

Common Stocks - 93.4%
Consumer Discretionary - 8.6%
Abercrombie & Fitch, Class A q	849	$15
Amazon.com q ●	982	58
American Eagle Outfitters q	954	9
AnnTaylor Stores q ●	246	1
Apollo Group, Class A q ●	309	25
Bed Bath & Beyond q ●	1,181	27
Best Buy q	1,305	37
Carnival	1,157	21
Coach ●	2,016	29
Comcast, Class A	869	13
CTC Media ●	944	3
E.W. Scripps, Class A	2,489	4
Expedia ●	3,481	31
Gannett q	2,265	13
Gap	1,341	15
Garmin	2,301	40
GUESS?	1,269	20
Harley-Davidson q	943	12
Harman International Industries	660	11
Hearst-Argyle Television	4,788	19
Hillenbrand q	735	14
International Game Technology	474	5
International Speedway, Class A	1,253	29
Interval Leisure Group ●	2,015	10
Johnson Controls	224	3
Kohl's q ●	318	12
Liberty Media Entertainment, Series A ●	1,227	23
Limited Brands q	277	2
Lowe's	970	18
Marriott International, Class A	1,462	24
Mattel	1,537	22
McDonald's	3,608	209
McGraw-Hill	1,826	40
Meredith q	971	16
Newell Rubbermaid	300	2
News, Class A	7,143	46
Nike, Class B	1,996	90
Nordstrom q	1,171	15
Omnicom Group	2,405	62
O'Reilly Automotive q ●	741	22
Phillips-Van Heusen q	298	6
RadioShack	35	—
Ross Stores q	481	14
Sherwin-Williams q	505	24
Signet Jewelers Limited q	8,995	63
Snap-On	299	9
Stanley Works	278	9
Staples q	2,602	41
Starbucks q ●	2,740	26
Target	1,974	62
Ticketmaster ●	2,224	13
Tiffany & Company	260	5
Tim Hortons	88	2
Time Warner	2,220	21
TJX q	1,652	32
VF	962	54
Viacom, Class B ●	4,122	61
Walt Disney	810	17
Washington Post, Class B	133	52
Williams-Sonoma q	555	4
Wyndham Worldwide q	3,923	24
		1,606
Consumer Staples - 11.4%
Altria Group	6,521	108
Brown-Forman, Class B	494	22
Campbell Soup	31	1
Coca-Cola	6,890	294
Colgate-Palmolive	1,330	87
Costco Wholesale q	1,362	61
CVS Caremark	1,955	53
Estee Lauder, Class A	40	1
Kimberly-Clark	411	21
Pepsi Bottling Group	226	4
PepsiCo	6,285	316
Philip Morris International	8,380	311
Procter & Gamble	4,371	238
Safeway	103	2
Sysco	4,551	102
Walgreen q	4,800	132
Wal-Mart Stores	7,904	372
		2,125
Energy - 9.2%
Apache	77	6
Baker Hughes	1,721	57
BJ Services	579	6
Chevron	1,920	135
ConocoPhillips	929	44
CONSOL Energy	358	10
Denbury Resources ●	26	—
Diamond Offshore Drilling q	246	16
Dresser-Rand Group ●	635	12
ENSCO International	1,137	31
EOG Resources	434	30
Exxon Mobil	6,359	486
FMC Technologies ●	406	12
Frontier Oil	402	6
Halliburton q	3,615	62
Hess q	772	43
Holly	285	7
Marathon Oil	1,372	37
Murphy Oil	1,163	51
National-Oilwell Varco ●	1,713	45
Noble	2,403	65
Noble Energy	18	1
Occidental Petroleum	3,563	194
Patterson-UTI Energy	825	8
Peabody Energy q	149	4
Rowan	296	4
Schlumberger	5,752	235
Smith International q	733	17
Spectra Energy	98	2
Sunoco q	651	30
Tidewater q	197	8
Valero Energy	809	20
Weatherford International q ●	1,675	19
		1,703
Financials - 2.0%
Aflac	1,745	40
American National Insurance	404	23
Ameriprise Financial	556	11
Charles Schwab	3,033	41
CME Group	127	22
Erie Indemnity, Class A	1,482	53
Federated Investors, Class B q	183	4
Franklin Resources	89	4
IntercontinentalExchange ●	120	7
Lincoln National	1,869	28
MetLife	265	8
NYSE Euronext	625	14
Principal Financial Group	1,138	19
Protective Life	2,718	22
Prudential Financial	1,178	30
StanCorp Financial Group	287	7
State Street	60	1
T. Rowe Price Group q	573	16
TD Ameritrade ●	793	9
Transatlantic Holdings	515	17
		376
Healthcare - 14.6%
Abbott Laboratories	6,588	365
Aetna	2,334	72
Allergan	844	32
AmerisourceBergen	672	24
Amgen ●	218	12
Baxter International	2,237	131
Becton, Dickinson & Company	2,390	174
Bristol-Myers Squibb	10,613	227
C.R. Bard q	112	10
Cardinal Health q	1,577	59
Celgene ●	150	8
Cerner q ●	638	22
Charles River Laboratories International ●	112	3
CIGNA	2,091	36
Eli Lilly	2,751	101
Endo Pharmaceuticals Holdings ●	250	6
Forest Laboratories ●	471	12
Genentech q ●	1,729	140
Genzyme q ●	384	27
Gilead Sciences q ●	1,565	79
Henry Schein ●	180	7
Humana ●	139	5
Johnson & Johnson	4,261	246
McKesson	752	33
Medco Health Solutions ●	919	41
Medtronic q	4,989	167
Merck q	5,246	150
Pfizer	11,677	170
Pharmaceutical Product Development q	132	3
Schering-Plough	2,142	38
St. Jude Medical ●	1,454	53
Stryker	2,297	97
UnitedHealth Group q	2,806	80
Varian Medical Systems q ●	53	2
WellCare Health Plans ●	23	—
WellPoint ●	592	25
Wyeth	157	7
Zimmer Holdings ●	1,548	56
		2,720
Industrials - 13.2%
3M	4,363	235
AMETEK	134	4
BE Aerospace ●	932	9
Boeing	3,929	166
Burlington Northern Santa Fe q	497	33
C.H. Robinson Worldwide q	399	18
Carlisle Companies	426	8
Caterpillar q	1,539	48
Cintas q	1,519	35
Cooper Industries, Class A	1,959	53
Corporate Executive Board	2,380	48
CSX	133	4
Danaher q	683	38
Deere & Company q	828	29
Donaldson	260	8
Dover	1,450	41
Eaton	548	24
Emerson Electric q	4,984	163
Expeditors International of Washington q	959	27
Fluor	429	17
General Dynamics	800	45
Goodrich	864	33
Harsco	1,381	33
Honeywell International	4,336	142
Hubbell, Class B	2,845	88
IDEX	205	5
Illinois Tool Works	3,572	117
Ingersoll-Rand, Class A	667	11
ITT q	249	11
Joy Global q	340	7
Kennametal q	642	10
Lennox International	165	5
Lincoln Electric Holdings	642	26
Lockheed Martin	1,551	127
Manitowoc q	333	2
Manpower	704	20
Monster Worldwide ●	215	2
MSC Industrial Direct, Class A	85	3
Northrop Grumman	789	38
Pall	199	5
Parker Hannifin	1,239	47
Precision Castparts	933	61
Robert Half International	449	8
Rockwell Automation	1,575	41
Rockwell Collins	2,137	81
Thomas & Betts ●	390	8
Timken	1,396	21
Union Pacific q	1,845	81
United Parcel Service, Class B q	4,195	178
United Technologies q	3,441	165
W.W. Grainger q	470	34
WESCO International ●	10	—
		2,463
Information Technology - 28.4%
Accenture, Class A	3,271	103
Adobe Systems ●	2,395	46
Akamai Technologies ●	519	7
Altera q	43	1
Amdocs ●	1,184	20
Analog Devices	1,166	23
Apple q ●	3,197	288
Applied Materials	7,845	74
Arrow Electronics ●	1,312	25
Autodesk ●	1,066	18
Automatic Data Processing q	5,375	195
Avnet ●	892	18
AVX	6,005	55
BMC Software ●	90	2
Broadcom, Class A ●	644	10
Cisco Systems ●	27,074	405
Citrix Systems ●	749	16
Cognizant Technology Solutions, Class A ●	2,449	46
Computer Sciences ●	1,445	53
Compuware ●	1,302	8
Convergys ●	2,679	20
Corning	5,734	58
Dell q ●	9,536	91
DST Systems q ●	349	11
eBay ●	6,205	75
EMC ●	7,105	78
Genpact Limited ●	2,067	17
Google, Class A ●	949	321
Harris	752	33
Hewlett-Packard	10,946	380
IAC/InterActive ●	1,202	18
IBM q	6,019	552
Intel	28,083	362
Intersil, Class A	4,726	44
Intuit ●	1,547	35
Jabil Circuit	3,512	20
KLA-Tencor	857	17
Marvell Technology Group ●	870	6
MEMC Electronic Materials ●	758	10
Mettler-Toledo International q ●	24	2
Microsoft	40,618	695
Molex	2,530	34
Motorola	4,914	22
National Instruments	1,288	28
NCR q ●	859	11
NetApp ●	379	6
Oracle ●	16,236	273
Paychex	4,493	109
QUALCOMM	7,435	257
Red Hat q ●	97	1
Seagate Technology	4,490	17
Synopsys ●	510	9
Teradata ●	1,639	22
Texas Instruments	7,130	107
Total System Services	3,274	41
Trimble Navigation ●	329	5
VMware, Class A ●	239	5
Western Digital ●	832	12
Yahoo! ●	5,347	63
Zebra Technologies, Class A ●	446	7
		5,287
Materials - 2.7%
Air Products and Chemicals	1,099	55
Alcoa	1,243	10
Allegheny Technologies	397	9
Ashland	758	6
Cabot Microelectronics	1,485	20
Carpenter Technology	539	9
Cytec Industries	550	11
Dow Chemical q	3,551	41
E.I. du Pont de Nemours	1,481	34
Ecolab	388	13
Intrepid Potash q ●	29	1
Monsanto	1,031	78
Nucor	776	32
Packaging Corporation of America	920	13
PPG Industries	836	31
Praxair	1,092	68
Reliance Steel & Aluminum	662	15
Scotts Miracle-Gro, Class A	35	1
Sigma-Aldrich	58	2
Sonoco Products	116	3
Southern Copper q	2,809	39
Titanium Metals	815	6
Valspar q	368	6
		503
Telecommunication Services - 0.7%
AT&T	1,393	34
U.S. Cellular ●	788	33
Verizon Communications q	1,937	58
		125
Utilities - 2.6%
AGL Resources q	1,357	42
Alliant Energy	2,240	64
Ameren q	886	29
Constellation Energy Group	61	2
Duke Energy	1,757	27
Energen	448	13
Equitable Resources	283	10
Great Plains Energy	1,161	22
Integrys Energy Group	461	19
National Fuel Gas	1,443	43
NSTAR	514	17
OGE Energy	1,446	36
Public Service Enterprise Group	1,228	39
Questar	1,763	60
SCANA	662	23
Sempra Energy	593	26
Vectren	236	6
		478
Total Common Stocks
(Cost $22,112)		17,386

Short-Term Investment - 6.3%
First American Prime Obligations Fund, Class Z ±
(Cost $1,164)	1,163,564	1,164

Investment Purchased with Proceeds from Securities Lending - 20.8%
Mount Vernon Securities Lending Prime Portolio †
(Cost $3,875)	3,874,522	3,875

Total Investments ◆ - 120.5%
(Cost $27,151)		22,425
Other Assets and Liabilities, Net - (20.5)%		(3,815)
Total Net Assets - 100.0%		$18,610

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a market value of $3,656 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers for securities.  The fund receives collateral equal to at least 100% of the value of the securities loaned.  The adequacy of the collateral is monitored on a daily basis.  The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $27,151.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$123
	Gross unrealized depreciation	(4,849)
	Net unrealized depreciation	$(4,726)

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, preferred stocks, convertible stocks, and futures with quoted prices

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.
While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized.
It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 22,425
Level 2 - Other significant observable inputs	—
Level 3 - Significant unobservable inputs	—
Total	$ 22,425

Schedule of INVESTMENTS January 31, 2009 (unaudited), all dollars are rounded to thousands

Quantitative Large Cap Value Fund

DESCRIPTION	SHARES	VALUE s

Common Stocks - 91.9%
Consumer Discretionary - 9.2%
Abercrombie & Fitch, Class A q	494	$9
American Eagle Outfitters q	476	4
AnnTaylor Stores q●	669	3
Barnes & Noble q	335	6
Bed Bath & Beyond q●	634	15
Carnival	2,014	37
Coach ●	456	7
Comcast, Class A q	3,404	50
E.W. Scripps, Class A	9,855	16
Expedia ●	3,072	27
Foot Locker	1,534	11
Fortune Brands	266	9
Gannett q	11,481	66
Gap	1,860	21
Garmin ●	820	14
Genuine Parts	800	26
GUESS?	899	14
Harley-Davidson q	177	2
Harman International Industries	695	11
Hearst-Argyle Television q	5,838	23
Home Depot q	6,913	149
International Game Technology	225	2
International Speedway, Class A	945	22
Interval Leisure Group ●	1,428	7
J.C. Penney q	510	9
Johnson Controls	1,864	23
Jones Apparel Group	3,118	11
Liberty Media Interactive, Class A ●	7,678	24
Limited Brands q	79	1
Liz Claiborne	3,768	8
Lowe's	6,185	113
Macy's q	2,481	22
Mattel	2,208	31
McGraw-Hill	1,123	25
Meredith q	785	13
Newell Rubbermaid	2,132	17
News, Class A	7,886	50
Nike, Class B	556	25
Office Depot ●	2,991	6
Omnicom Group	954	25
O'Reilly Automotive q●	347	10
Phillips-Van Heusen q	323	6
RadioShack	169	2
Royal Caribbean Cruises q	658	4
Sears Holdings ●	44	2
Signet Jewelers Limited q	8,315	59
Snap-On	78	2
Stanley Works	183	6
Staples q	334	5
Ticketmaster ●	2,080	12
Time Warner	12,280	115
VF	1,454	81
Viacom, Class B ●	2,077	31
Walt Disney q	4,929	102
Washington Post, Class B	76	30
Williams-Sonoma q	2,235	18
Wyndham Worldwide q	5,383	33
		1,472

Consumer Staples - 6.7%
Altria Group	4,718	78
Archer-Daniels-Midland q	1,326	36
Coca-Cola	2,983	127
ConAgra Foods	966	17
CVS Caremark	605	16
Hormel Foods	85	3
Kimberly-Clark	304	16
Kraft Foods, Class A	5,234	147
Pepsi Bottling Group	586	11
PepsiCo	591	30
Philip Morris International	405	15
Procter & Gamble	6,997	381
Safeway	1,250	27
Sara Lee	1,034	10
Sysco	2,094	47
Walgreen q	1,701	47
Wal-Mart Stores	1,335	63
Whole Foods Market q	210	2
		1,073

Energy - 16.8%
Apache	728	55
Atwood Oceanics ●	54	1
Baker Hughes	266	9
BJ Services q	1,489	16
Chevron	9,166	646
ConocoPhillips	6,159	293
Devon Energy	904	56
Exxon Mobil	17,751	1,358
Helix Energy Solutions Group ●	20	-
Holly	87	2
Marathon Oil	3,232	88
Noble	664	18
Occidental Petroleum	140	8
Oceaneering International ●	16	-
Patterson-UTI Energy	493	5
Rowan	256	3
Spectra Energy	2,104	30
Sunoco q	412	19
Tesoro q	848	15
Tidewater q	186	8
Valero Energy	2,459	59
		2,689

Financials - 13.4%
Allstate	3,187	69
American Capital q	500	1
American Financial Group	859	15
American National Insurance	559	31
Ameriprise Financial	2,051	41
Assurant	899	24
Axis Capital Holdings	666	16
Bank of America q	18,414	121
Bank of New York Mellon	4,282	110
Chubb	1,593	68
Cincinnati Financial q	2,062	45
Citigroup q	29	-
CME Group	90	16
Commerce Bancshares	58	2
Erie Indemnity, Class A	2,054	73
Federated Investors, Class B q	340	7
Fidelity National Financial, Class A	396	6
Fifth Third Bancorp q	2,220	5
First American	248	5
Franklin Resources	568	28
Genworth Financial, Class A	3,004	7
Goldman Sachs Group	464	38
Hartford Financial Services Group q	1,769	23
HCC Insurance Holdings	1,085	25
Hospitality Properties Trust - REIT q	1,016	14
Huntington Bancshares q	1,245	4
Invesco	1,139	13
JPMorgan Chase	12,195	311
KeyCorp	181	1
Kimco Realty - REIT	1,137	16
Legg Mason q	692	11
Lincoln National	3,227	49
Loew's	1,569	38
Marshall & Ilsley	124	1
Mercury General	941	37
MetLife	2,501	72
MF Global q●	3,482	9
Morgan Stanley	803	16
NYSE Euronext	736	16
Old Republic International	2,604	27
OneBeacon Insurance Group	2,685	23
Principal Financial Group	3,502	58
Progressive ●	1,539	19
ProLogis - REIT	1,891	19
Protective Life	3,824	32
Prudential Financial	2,757	71
Raymond James Financial q	395	7
Regions Financial	3,573	12
StanCorp Financial Group	448	12
State Street	1,255	29
SunTrust Banks	1,270	16
T. Rowe Price Group q	187	5
Torchmark q	465	14
Transatlantic Holdings	1,341	43
Travelers	2,283	88
Unitrin	1,490	19
W.R. Berkley	116	3
Wells Fargo q	11,637	220
White Mountains Insurance Group	71	17
XL Capital, Class A	5,788	17
		2,135

Healthcare - 14.7%
Aetna	1,269	39
AmerisourceBergen	602	22
Amgen q●	3,638	199
Becton, Dickinson & Company	655	48
Boston Scientific ●	1,045	9
Bristol-Myers Squibb	2,463	53
Cardinal Health q	638	24
Cerner q●	166	6
CIGNA	2,625	46
Coventry Health Care ●	448	7
Covidien	761	29
Eli Lilly q	4,714	174
Forest Laboratories ●	621	15
Health Net ●	682	10
Johnson & Johnson	8,842	510
Medtronic q	428	14
Merck q	7,726	221
Pfizer	34,404	502
Stryker	567	24
UnitedHealth Group q	3,328	94
WellPoint ●	1,762	73
Wyeth	4,816	207
Zimmer Holdings ●	727	26
		2,352

Industrials - 10.2%
3M	1,019	55
Avery Dennison	85	2
Boeing	891	38
Brinks	21	-
Career Education ●	237	5
Carlisle Companies	731	14
Cintas q	1,902	43
Cooper Industries, Class A	851	23
Corporate Executive Board	1,468	30
Dover	380	11
Eaton	607	27
Emerson Electric q	818	27
FedEx	1,656	84
General Dynamics	1,755	99
General Electric q	38,665	469
Goodrich	313	12
Harsco	268	6
Honeywell International	538	18
Hubbell, Class B	1,979	61
Illinois Tool Works	4,652	152
Ingersoll-Rand, Class A	2,095	34
ITT q	35	2
Kennametal q	867	14
Manpower	759	22
Masco	1,358	11
Norfolk Southern	406	16
Northrop Grumman	1,855	89
Parker Hannifin	409	16
Precision Castparts	54	3
R.R. Donnelley & Sons	1,673	16
Raytheon	279	14
Rockwell Automation	339	9
Rockwell Collins	953	36
Steelcase, Class A	3,042	13
Thomas & Betts ●	100	2
Timken	977	14
United Parcel Service, Class B q	974	41
United Technologies q	2,082	100
		1,628

Information Technology - 4.6%
Arrow Electronics ●	765	15
Automatic Data Processing q	2,079	76
Avnet ●	457	9
AVX	3,076	28
Cognizant Technology Solutions, Class A ●	223	4
Computer Sciences ●	1,887	70
Convergys ●	2,003	15
Dell q●	863	8
DST Systems q●	104	3
eBay ●	1,207	15
EMC ●	2,832	31
Genpact Limited ●	995	8
IAC/InterActive ●	1,689	25
Intel	7,297	94
Intersil, Class A	4,348	41
Jabil Circuit	2,433	14
Lexmark International, Class A ●	15	-
Microsoft	3,925	67
Molex	2,028	27
Motorola	12,907	57
Oracle ●	276	5
Paychex	1,963	48
Seagate Technology q	4,047	15
Teradata ●	1,008	13
Texas Instruments	980	15
Total System Services	1,906	24
Tyco Electronics	173	2
Xerox	570	4
Yahoo! ●	199	2
		735

Materials - 2.6%
Air Products and Chemicals	245	12
Alcoa	461	4
Ashland	1,878	15
Bemis	188	4
Cabot Microelectronics	1,217	16
Carpenter Technology	284	5
Celanese, Series A	5	-
Cytec Industries	844	17
Dow Chemical q	6,563	76
E.I. du Pont de Nemours	4,682	108
Freeport-McMoRan Copper & Gold	131	3
International Paper	2,643	24
MeadWestvaco	2,389	28
Nucor	967	39
Packaging Corporation of America	1,251	18
PPG Industries	800	30
Reliance Steel & Aluminum	453	10
RPM International	140	2
Smurfit-Stone Container ●	17,716	1
Sonoco Products	180	4
Southern Copper q	394	5
Titanium Metals	111	1
		422

Telecommunication Services - 6.0%
AT&T	23,408	576
CenturyTel	261	7
U.S. Cellular ●	195	8
Verizon Communications q	12,068	361
		952

Utilities - 7.7%
AGL Resources q	2,380	73
Alliant Energy	2,596	75
Ameren q	2,184	73
American Electric Power	705	22
Aqua America	1,355	28
Atmos Energy	945	23
Consolidated Edison	341	14
Constellation Energy Group	64	2
Dominion Resources q	2,054	72
DTE Energy	634	22
Duke Energy	7,551	114
Energen	253	7
Equitable Resources	192	7
FPL Group	1,298	67
Great Plains Energy	2,274	43
Integrys Energy Group	559	23
National Fuel Gas	1,653	50
NiSource	5,026	49
NSTAR	524	18
OGE Energy	1,269	31
Pepco Holdings	198	4
PG&E	709	27
Pinnacle West Capital	979	33
Questar	1,590	54
SCANA	1,400	48
Sempra Energy	1,978	87
Southern q	3,272	110
UGI	291	7
Vectren	944	24
Xcel Energy	1,210	22
		1,229

Total Common Stocks
(Cost $18,216)		14,687

Short-Term Investments - 7.7%
Money Market Fund - 6.2%
First American Prime Obligations Fund, Class Z ±	990,386	990
U.S. Treasury Obligation - 1.5%
U.S. Treasury Bill	PAR
0.263%, 06/04/2009 U	$240	240
Total Short-Term Investments
(Cost $1,230)		1,230
Investment Purchased with Proceeds from Securities Lending - 21.4%	SHARES
Mount Vernon Securities Lending Prime Portfolio †
(Cost $3,421)	3,420,669	3,421
Total Investments ◆ - 121.0%
(Cost $22,867)		19,338
Other Assets and Liabilities, Net - (21.0)%		(3,355)
Total Net Assets - 100.0%		$15,983

s
Security valuations for the fund's investments are furnished by an independent pricing service that has been approved by the fund's board of directors. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the fund's board of directors. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value. As of January 31, 2009, the fund held no fair valued securities.

q	This security or a portion of this security is out on loan at January 31, 2009. Total loaned securities had a value of $3,179 at January 31, 2009.
●	Non-income producing security.
±	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor to this fund.
U	Yield shown is effective yield as of January 31, 2009.
†
In order to generate additional income, the fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund.

◆
On January 31, 2009, the cost of investments for federal income tax purposes was approximately $22,687.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

	Gross unrealized appreciation	$204
	Gross unrealized depreciation	(3,733)
	Net unrealized depreciation	$(3,529)

REIT -	Real Estate Investment Trust

Summary of Fair Value Exposure

The fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157"), on November 1, 2008.
FAS 157 requires the fund to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the fund are investments in open end funds, common stocks, preferred stocks, convertible stocks, and futures with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the fund are U.S. treasury bills.

Level 3 - Significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through management's fair value procedures established by the Board of Directors.
Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment;
the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies);
information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities.
While uniformity of presentation is the objective of the standard, it is likely that there will be a range of practices utilized. It may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of January 31, 2009, the fund's investments were classified as follows:

Investments
in
Securities
Level 1 - Quoted prices in active markets for identical assets	$ 19,098
Level 2 - Other significant observable inputs	240
Level 3 - Significant unobservable inputs	—
Total	$ 19,338

Item 2—Controls and Procedures

(a)
The registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported timely.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3—Exhibits

Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act are filed as exhibits hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First American Investment Funds, Inc.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date: March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:  March 30, 2009

By:
/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:  March 30, 2009